JPMorgan Income Builder Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2020 (Unaudited)

Investments		Principal Amount ($000)	Value ($000)
CORPORATE BONDS — 38.5%
Argentina — 0.0%(a)
YPF SA 6.95%, 7/21/2027(b)		2,680	1,988

Australia — 0.2%
Australia & New Zealand Banking Group Ltd.
2.05%, 11/21/2022		405	420
(USD ICE Swap Rate 5 Year + 5.17%), 6.75%, 6/15/2026(c)(d)(e)(f)		13,961	15,610
BHP Billiton Finance USA Ltd. (USD Swap Semi 5 Year + 5.09%), 6.75%, 10/19/2075(d)(e)		1,720	2,031
FMG Resources August 2006 Pty. Ltd.
4.75%, 5/15/2022(e)		1,290	1,350
5.13%, 5/15/2024(e)(g)		1,089	1,163
Macquarie Bank Ltd.
(ICE LIBOR USD 3 Month + 0.45%), 0.95%, 8/6/2021(d)(e)		500	501
(ICE LIBOR USD 3 Month + 0.45%), 0.81%, 11/24/2021(d)(e)		380	381
National Australia Bank Ltd. 4.38%, 12/10/2020(e)		690	699
Newcrest Finance Pty. Ltd.
3.25%, 5/13/2030(e)		430	477
4.20%, 5/13/2050(e)		275	336

			22,968

Austria — 0.0%(a)
ams AG 7.00%, 7/31/2025(e)		1,280	1,315

Azerbaijan — 0.0%(a)
Southern Gas Corridor CJSC 6.88%, 3/24/2026(b)		950	1,120
State Oil Co. of the Azerbaijan Republic
4.75%, 3/13/2023(b)		686	718
6.95%, 3/18/2030(b)		2,180	2,625

			4,463

Bahrain — 0.0%(a)
Oil and Gas Holding Co. BSCC (The) 7.50%, 10/25/2027(b)		1,150	1,248

Belarus — 0.0%(a)
Development Bank of the Republic of Belarus JSC
6.75%, 5/2/2024(e)		750	717

Belgium — 0.1%
Anheuser-Busch Cos. LLC 4.90%, 2/1/2046		1,760	2,257
Anheuser-Busch InBev Worldwide, Inc.
4.38%, 4/15/2038		1,225	1,473
4.60%, 4/15/2048		3,575	4,423
5.55%, 1/23/2049		435	610
4.50%, 6/1/2050		2,690	3,406
KBC Group NV (EUR Swap Annual 5 Year + 4.69%), 4.75%, 3/5/2024(b)(c)(d)(f)	EUR	1,200	1,428

			13,597

Brazil — 0.0%(a)
GTL Trade Finance, Inc. 5.89%, 4/29/2024(b)		496	541
MV24 Capital BV 6.75%, 6/1/2034(e)		663	663
Petrobras Global Finance BV
6.90%, 3/19/2049		1,030	1,146
6.85%, 6/5/2115		300	317
Suzano Austria GmbH 6.00%, 1/15/2029		550	610
Votorantim Cimentos International SA 7.25%, 4/5/2041(b)		440	534

			3,811

Canada — 1.3%
1011778 BC ULC 4.25%, 5/15/2024(e)		8,332	8,499
Advanz Pharma Corp. Ltd. 8.00%, 9/6/2024(g)		2,095	2,011
Alimentation Couche-Tard, Inc.
4.50%, 7/26/2047(e)		930	1,124
3.80%, 1/25/2050(e)		135	149
ATS Automation Tooling Systems, Inc. 6.50%, 6/15/2023(e)		1,570	1,595
Bank of Montreal (ICE LIBOR USD 3 Month + 0.40%), 0.71%, 9/10/2021(d)		890	893
Bank of Nova Scotia (The)
0.80%, 6/15/2023		243	244
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.55%), 4.90%, 6/4/2025(c)(d)(f)		2,323	2,387
Baytex Energy Corp. 8.75%, 4/1/2027(e)		2,925	1,514
Bell Canada, Inc. 4.30%, 7/29/2049		2,625	3,430
Bombardier, Inc.
6.00%, 10/15/2022(e)		1,868	1,733
6.13%, 1/15/2023(e)		1,943	1,671
7.50%, 12/1/2024(e)		3,887	3,148
7.50%, 3/15/2025(e)		6,539	5,280
Canadian Imperial Bank of Commerce 0.95%, 6/23/2023		163	165
Cenovus Energy, Inc. 5.38%, 7/15/2025(g)		4,837	4,843
Emera US Finance LP 4.75%, 6/15/2046		370	480
Emera, Inc. Series 16-A, (ICE LIBOR USD 3 Month + 5.44%), 6.75%, 6/15/2076(d)		22,525	25,036

JPMorgan Income Builder Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2020 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Enbridge, Inc.
4.50%, 6/10/2044	340	404
Series 16-A, (ICE LIBOR USD 3 Month + 3.89%), 6.00%, 1/15/2077(d)	2,730	2,696
(ICE LIBOR USD 3 Month + 3.64%), 6.25%, 3/1/2078(d)	5,421	5,367
Series 20-A, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 5.31%), 5.75%, 7/15/2080(d)	9,490	9,673
Gateway Casinos & Entertainment Ltd. 8.25%, 3/1/2024(e)	5,033	3,926
GFL Environmental, Inc. 4.25%, 6/1/2025(e)	2,345	2,439
MEG Energy Corp.
7.00%, 3/31/2024(e)	944	899
6.50%, 1/15/2025(e)	4,437	4,360
7.13%, 2/1/2027(e)	6,579	5,855
National Bank of Canada 2.15%, 10/7/2022(e)	410	423
NOVA Chemicals Corp.
4.88%, 6/1/2024(e)	5,040	5,027
5.00%, 5/1/2025(e)	3,340	3,261
5.25%, 6/1/2027(e)	4,811	4,552
Open Text Corp. 5.88%, 6/1/2026(e)	1,781	1,892
Precision Drilling Corp.
7.75%, 12/15/2023	1,540	1,155
5.25%, 11/15/2024	248	174
7.13%, 1/15/2026(e)	5,484	3,784
Quebecor Media, Inc. 5.75%, 1/15/2023	6,263	6,829
Rogers Communications, Inc.
(ICE LIBOR USD 3 Month + 0.60%), 0.91%, 3/22/2022(d)	129	130
4.35%, 5/1/2049	3,015	3,960
Stars Group Holdings BV 7.00%, 7/15/2026(e)	3,481	3,758
Toronto-Dominion Bank (The) 0.75%, 6/12/2023	243	245
TransCanada PipeLines Ltd.
9.88%, 1/1/2021	476	493
4.75%, 5/15/2038	1,135	1,420
5.10%, 3/15/2049(g)	895	1,251
Transcanada Trust
Series 16-A, (ICE LIBOR USD 3 Month + 4.64%), 5.87%, 8/15/2076(d)	2,515	2,706
(ICE LIBOR USD 3 Month + 4.15%), 5.50%, 9/15/2079(d)	9,787	10,230
Videotron Ltd.
5.38%, 6/15/2024(e)	5,053	5,482
5.13%, 4/15/2027(e)	4,520	4,780

		161,373

Cayman Islands — 0.0%(a)
Bioceanico Sovereign Certificate Ltd. Zero Coupon, 6/5/2034(e)	417	300
Global Aircraft Leasing Co. Ltd. 6.50% (cash), 9/15/2024(e)(h)	4,990	3,106

		3,406

Chile — 0.0%(a)
Corp. Nacional del Cobre de Chile
4.88%, 11/4/2044(b)	400	514
3.70%, 1/30/2050(e)	1,400	1,559
Empresa Electrica Angamos SA 4.88%, 5/25/2029(b)	545	570
Empresa Nacional del Petroleo 3.75%, 8/5/2026(b)	700	734

		3,377

China — 0.0%(a)
China Evergrande Group
7.50%, 6/28/2023(b)	800	707
8.75%, 6/28/2025(b)	1,600	1,336
Sinopec Group Overseas Development 2018 Ltd. 3.68%, 8/8/2049(e)	500	601

		2,644

Colombia — 0.0%(a)
Ecopetrol SA
5.88%, 9/18/2023	950	1,047
5.38%, 6/26/2026	690	763
7.38%, 9/18/2043	412	533
5.88%, 5/28/2045	730	835

		3,178

Costa Rica — 0.0%(a)
Instituto Costarricense de Electricidad 6.95%, 11/10/2021(b)	790	788

Denmark — 0.0%(a)
Danske Bank A/S (ICE LIBOR USD 3 Month + 1.59%), 3.24%, 12/20/2025(d)(e)	1,000	1,072

Finland — 0.1%
Nokia OYJ
6.63%, 5/15/2039(g)	1,134	1,446
Nordea Bank Abp (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.11%), 6.63%, 3/26/2026(c)(d)(e)(f)	3,870	4,194

		5,640

France — 0.6%
Altice France SA
7.38%, 5/1/2026(e)	14,428	15,390
8.13%, 2/1/2027(e)	4,609	5,151
Banque Federative du Credit Mutuel SA 2.13%, 11/21/2022(e)	255	264
BNP Paribas SA (SOFR + 2.07%), 2.22%, 6/9/2026(d)(e)(g)	690	717

JPMorgan Income Builder Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2020 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
BPCE SA (SOFR + 0.44%), 0.54%, 2/17/2022(d)(e)	390	388
Credit Agricole SA
(USD Swap Semi 5 Year + 4.90%), 7.88%, 1/23/2024(c)(d)(e)(f)	834	915
(USD Swap Semi 5 Year + 4.32%), 6.87%, 9/23/2024(c)(d)(e)(f)	1,391	1,468
4.38%, 3/17/2025(e)	1,000	1,115
(USD Swap Semi 5 Year + 6.19%), 8.12%, 12/23/2025(c)(d)(e)(f)	11,697	13,627
Societe Generale SA
(USD Swap Semi 5 Year + 6.24%), 7.38%, 9/13/2021(c)(d)(e)(f)	16,593	16,956
(USD Swap Semi 5 Year + 4.98%), 7.88%, 12/18/2023(c)(d)(e)(f)	1,680	1,787
(USD ICE Swap Rate 5 Year + 5.87%), 8.00%, 9/29/2025(c)(d)(e)(f)	9,053	10,162
(USD Swap Semi 5 Year + 3.93%), 6.75%, 4/6/2028(c)(d)(e)(f)	2,035	2,044
Total Capital International SA
2.99%, 6/29/2041	2,995	3,339
3.13%, 5/29/2050	950	1,069
3.39%, 6/29/2060	830	972

		75,364

Germany — 0.2%
Bayer US Finance II LLC 4.88%, 6/25/2048(e)	2,740	3,629
BMW US Capital LLC (ICE LIBOR USD 3 Month + 0.37%), 0.79%, 8/14/2020(d)(e)	501	501
Deutsche Telekom AG 3.63%, 1/21/2050(e)	3,045	3,595
Deutsche Telekom International Finance BV 8.75%, 6/15/2030(i)	4,340	6,989
Siemens Financieringsmaatschappij NV 2.70%, 3/16/2022(e)	483	500
Vertical US Newco, Inc. 5.25%, 7/15/2027(e)	2,295	2,433
Volkswagen Group of America Finance LLC 2.50%, 9/24/2021(e)	390	397

		18,044

Guatemala — 0.0%(a)
Energuate Trust 5.88%, 5/3/2027(b)	1,147	1,160

Hungary — 0.0%(a)
MFB Magyar Fejlesztesi Bank Zrt. 6.25%, 10/21/2020(e)	990	1,001

India — 0.0%(a)
Reliance Holding USA, Inc. 5.40%, 2/14/2022(b)	830	877

Indonesia — 0.1%
Indonesia Asahan Aluminium Persero PT
5.71%, 11/15/2023(e)	990	1,101
6.53%, 11/15/2028(e)	2,380	2,945
6.76%, 11/15/2048(e)	250	330
Minejesa Capital BV 4.63%, 8/10/2030(e)	824	867
Pertamina Persero PT
4.30%, 5/20/2023(b)	260	278
3.10%, 1/21/2030(e)(g)	450	468
6.00%, 5/3/2042(b)	880	1,137
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara
4.13%, 5/15/2027(b)	680	740
6.25%, 1/25/2049(b)	810	1,097

		8,963

Ireland — 0.2%
AerCap Global Aviation Trust (ICE LIBOR USD 3 Month + 4.30%), 6.50%, 6/15/2045(d)(e)	7,463	5,941
AerCap Holdings NV (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.54%), 5.87%, 10/10/2079(d)	2,040	1,564
Avolon Holdings Funding Ltd.
5.50%, 1/15/2023(e)	1,226	1,188
5.13%, 10/1/2023(e)	3,433	3,266
5.25%, 5/15/2024(e)	3,725	3,476
4.38%, 5/1/2026(e)	1,765	1,561
Park Aerospace Holdings Ltd.
5.25%, 8/15/2022(e)	992	956
5.50%, 2/15/2024(e)(g)	1,762	1,674

		19,626

Italy — 0.2%
Enel SpA (USD Swap Semi 5 Year + 5.88%), 8.75%, 9/24/2073(d)(e)	4,590	5,325
Telecom Italia Capital SA
6.38%, 11/15/2033	3,907	4,768
6.00%, 9/30/2034	5,846	7,099
7.72%, 6/4/2038	1,500	2,083
Telecom Italia SpA 5.30%, 5/30/2024(e)	3,510	3,922

		23,197

Japan — 0.1%
Mitsubishi UFJ Financial Group, Inc. 2.62%, 7/18/2022	403	419
Mizuho Financial Group, Inc. 2.60%, 9/11/2022	350	364
Nippon Life Insurance Co. (USD ICE Swap Rate 5 Year + 3.65%), 5.10%, 10/16/2044(d)(e)	2,887	3,262

JPMorgan Income Builder Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2020 (Unaudited) (continued)

Investments		Principal Amount ($000)	Value ($000)
Sumitomo Mitsui Financial Group, Inc.
2.78%, 7/12/2022		350	365
2.13%, 7/8/2030		1,805	1,873
Takeda Pharmaceutical Co. Ltd.
3.03%, 7/9/2040		1,330	1,446
3.18%, 7/9/2050		940	1,029
3.38%, 7/9/2060		2,330	2,588

			11,346

Kazakhstan — 0.1%
Kazakhstan Temir Zholy Finance BV 6.95%, 7/10/2042(b)		1,545	2,118
KazMunayGas National Co. JSC
4.40%, 4/30/2023(b)		700	738
4.75%, 4/24/2025(e)		550	605
4.75%, 4/19/2027(b)		500	559
6.38%, 10/24/2048(b)		1,040	1,387
Tengizchevroil Finance Co. International Ltd. 4.00%, 8/15/2026(b)		800	858

			6,265

Luxembourg — 0.5%
Altice Financing SA 7.50%, 5/15/2026(e)		10,355	11,134
Altice France Holding SA
10.50%, 5/15/2027(e)		6,764	7,736
6.00%, 2/15/2028(e)		3,550	3,546
INEOS Group Holdings SA 5.63%, 8/1/2024(e)(g)		9,470	9,506
Intelsat Jackson Holdings SA
5.50%, 8/1/2023(j)		10,554	6,609
8.00%, 2/15/2024(e)(i)(j)		8,800	8,987
8.50%, 10/15/2024(e)(j)		16,148	10,658
9.75%, 7/15/2025(e)(j)		1,585	1,054

			59,230

Mexico — 0.1%
Alfa SAB de CV 6.88%, 3/25/2044(e)		712	846
BBVA Bancomer SA 6.75%, 9/30/2022(b)		900	972
Petroleos Mexicanos
5.38%, 3/13/2022		2,850	2,868
6.49%, 1/23/2027(e)		247	236
5.35%, 2/12/2028		1,200	1,052
5.63%, 1/23/2046		1,999	1,498
6.75%, 9/21/2047		850	691
6.35%, 2/12/2048		500	392
7.69%, 1/23/2050(e)		1,102	963
6.95%, 1/28/2060(e)		2,100	1,719

			11,237

Morocco — 0.0%(a)
OCP SA
5.63%, 4/25/2024(b)		1,080	1,163
6.88%, 4/25/2044(b)		1,030	1,281

			2,444

Netherlands — 0.2%
ABN AMRO Bank NV (ICE LIBOR USD 3 Month + 0.57%), 0.94%, 8/27/2021(d)(e)		700	703
Cooperatieve Rabobank UA
(EUR Swap Annual 5 Year + 6.70%), 6.62%, 6/29/2021(b)(c)(d)(f)	EUR	2,000	2,413
3.88%, 2/8/2022		473	498
ING Bank NV (ICE LIBOR USD 3 Month + 0.97%), 1.36%, 8/17/2020(d)(e)		401	401
ING Groep NV (USD Swap Semi 5 Year + 5.12%), 6.87%, 4/16/2022(b)(c)(d)(f)		7,168	7,494
Nouryon Holding BV 8.00%, 10/1/2026(e)(g)		5,890	6,282
OCI NV 5.25%, 11/1/2024(e)		1,340	1,347
Shell International Finance BV
4.00%, 5/10/2046		1,390	1,733
3.25%, 4/6/2050		2,325	2,614
Trivium Packaging Finance BV
5.50%, 8/15/2026(e)(i)		2,741	2,920
8.50%, 8/15/2027(e)(i)		2,181	2,394

			28,799

Norway — 0.0%(a)
DNB Bank ASA (USD Swap Semi 5 Year + 5.08%), 6.50%, 3/26/2022(b)(c)(d)(f)		2,973	3,066
Equinor ASA 2.38%, 5/22/2030		1,580	1,698

			4,764

Panama — 0.0%(a)
Empresa de Transmision Electrica SA 5.13%, 5/2/2049(e)		580	677

Peru — 0.1%
Banco BBVA Peru SA 5.00%, 8/26/2022(b)		580	615
Hudbay Minerals, Inc.
7.25%, 1/15/2023(e)		1,140	1,154
7.63%, 1/15/2025(e)		825	835
Nexa Resources SA 5.38%, 5/4/2027(b)		580	600
Petroleos del Peru SA
4.75%, 6/19/2032(e)		900	1,044
5.63%, 6/19/2047(b)		600	753
Southern Copper Corp. 5.88%, 4/23/2045		185	259

			5,260

Qatar — 0.0%(a)
ABQ Finance Ltd.
3.63%, 4/13/2021(b)		1,550	1,572
3.50%, 2/22/2022(b)		720	739
Ras Laffan Liquefied Natural Gas Co. Ltd. II 5.30%, 9/30/2020(b)		191	192

			2,503

South Africa — 0.0%(a)
Eskom Holdings SOC Ltd. 5.75%, 1/26/2021(b)		350	341

JPMorgan Income Builder Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2020 (Unaudited) (continued)

Investments		Principal Amount ($000)	Value ($000)
6.75%, 8/6/2023(b)		800	763
7.13%, 2/11/2025(b)		850	806

			1,910

South Korea — 0.0%(a)
Heungkuk Life Insurance Co. Ltd. (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.47%), 4.48%, 11/9/2022(b)(c)(d)(f)		1,150	1,130
MagnaChip Semiconductor Corp. 6.63%, 7/15/2021(g)(i)		2,445	2,427

			3,557

Spain — 0.1%
Banco Bilbao Vizcaya Argentaria SA
(EUR Swap Annual 5 Year + 9.18%), 8.87%, 4/14/2021(b)(c)(d)(f)	EUR	2,600	3,154
(EUR Swap Annual 5 Year + 6.04%), 6.00%, 3/29/2024(b)(c)(d)(f)	EUR	2,000	2,280
Banco Santander SA 3.49%, 5/28/2030		800	886
Telefonica Emisiones SA 4.90%, 3/6/2048		1,960	2,450

			8,770

Sweden — 0.0%(a)
Skandinaviska Enskilda Banken AB (ICE LIBOR USD 3 Month + 0.43%), 0.82%, 5/17/2021(d)(e)		380	381
Svenska Handelsbanken AB (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.69%), 6.25%, 3/1/2024(b)(c)(d)(f)		600	643

			1,024

Switzerland — 0.6%
Alcon Finance Corp. 2.60%, 5/27/2030(e)(g)		1,140	1,226
Credit Suisse AG 1.00%, 5/5/2023		250	253
Credit Suisse Group AG
(USD Swap Semi 5 Year + 5.11%), 7.13%, 7/29/2022(b)(c)(d)(f)		2,660	2,770
(USD Swap Semi 5 Year + 4.60%), 7.50%, 7/17/2023(c)(d)(e)(f)		2,765	2,916
(USD Swap Semi 5 Year + 4.60%), 7.50%, 12/11/2023(c)(d)(e)(f)		6,891	7,554
(USD Swap Semi 5 Year + 3.46%), 6.25%, 12/18/2024(c)(d)(e)(f)		7,005	7,460
(SOFR + 2.04%), 2.19%, 6/5/2026(d)(e)		3,295	3,396
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.82%), 6.37%, 8/21/2026(c)(d)(e)(f)		11,234	11,831
(SOFR + 3.73%), 4.19%, 4/1/2031(d)(e)(g)		1,635	1,909
UBS AG 1.75%, 4/21/2022(e)		330	337
UBS Group AG
(USD Swap Semi 5 Year + 5.50%), 6.87%, 3/22/2021(b)(c)(d)(f)		4,355	4,421
(USD Swap Semi 5 Year + 4.34%), 7.00%, 1/31/2024(c)(d)(e)(f)		14,940	15,853
(USD Swap Semi 5 Year + 4.87%), 7.00%, 2/19/2025(b)(c)(d)(f)		8,000	8,920
(USD Swap Semi 5 Year + 4.59%), 6.87%, 8/7/2025(b)(c)(d)(f)		3,000	3,225
(ICE LIBOR USD 3 Month + 1.47%), 3.13%, 8/13/2030(d)(e)		1,000	1,109

			73,180

Trinidad and Tobago — 0.0%(a)
Trinidad Petroleum Holdings Ltd. 9.75%, 6/15/2026(e)		1,565	1,628

Turkey — 0.0%(a)
Turkcell Iletisim Hizmetleri A/S 5.80%, 4/11/2028(b)		660	647

United Arab Emirates — 0.0%(a)
DAE Funding LLC
4.50%, 8/1/2022(e)		1,205	1,184
5.00%, 8/1/2024(e)		1,489	1,372
Shelf Drilling Holdings Ltd. 8.25%, 2/15/2025(e)		5,297	2,013
Telford Offshore Ltd. 12.00% (PIK), 12/31/2164(c)(f)(h)		1,236	96

			4,665

United Kingdom — 0.9%
Afren plc 6.63%, 12/9/2020(b)(j)		3,001	—	(k)
Ashtead Capital, Inc.
4.13%, 8/15/2025(e)		2,645	2,725
4.38%, 8/15/2027(e)		500	521
BAE Systems plc 3.40%, 4/15/2030(e)		8,614	9,711
Barclays Bank plc 1.70%, 5/12/2022		350	357
Barclays plc
4.84%, 5/9/2028(g)		1,277	1,439
(ICE LIBOR USD 3 Month + 3.05%), 5.09%, 6/20/2030(d)		1,190	1,402

JPMorgan Income Builder Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2020 (Unaudited) (continued)

Investments		Principal Amount ($000)	Value ($000)
BAT Capital Corp.
4.39%, 8/15/2037		2,085	2,382
4.76%, 9/6/2049		3,930	4,637
BP Capital Markets plc
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.04%), 4.38%, 6/22/2025(c)(d)(f)		5,789	6,055
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.40%), 4.88%, 3/22/2030(c)(d)(f)		15,240	16,345
CK Hutchison International 16 Ltd. 1.88%, 10/3/2021(e)		330	332
CK Hutchison International 17 II Ltd. 2.25%, 9/29/2020(e)		591	592
CK Hutchison International 20 Ltd. 3.38%, 5/8/2050(e)		340	388
HSBC Holdings plc
(USD ICE Swap Rate 5 Year + 5.51%), 6.87%, 6/1/2021(c)(d)(f)		1,556	1,586
(EUR Swap Annual 5 Year + 5.34%), 6.00%, 9/29/2023(b)(c)(d)(f)	EUR	3,970	4,805
(USD ICE Swap Rate 5 Year + 4.37%), 6.37%, 3/30/2025(c)(d)(f)		3,000	3,010
(USD ICE Swap Rate 5 Year + 3.61%), 6.50%, 3/23/2028(c)(d)(f)		8,180	8,262
Lloyds Banking Group plc (ICE LIBOR USD 3 Month + 0.80%), 1.11%, 6/21/2021(d)		680	684
Nationwide Building Society
(U.K. Government Bonds 5 Year Note Generic Bid Yield + 5.39%), 5.87%, 12/20/2024(b)(c)(d)(f)	GBP	200	265
Natwest Group plc
(USD Swap Semi 5 Year + 5.80%), 7.50%, 8/10/2020(c)(d)(f)		1,854	1,854
6.13%, 12/15/2022		9,452	10,355
6.00%, 12/19/2023		1,194	1,345
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 5.63%), 6.00%, 12/29/2025(c)(d)(f)		2,641	2,773
Virgin Media Secured Finance plc
5.50%, 8/15/2026(e)		2,545	2,704
5.50%, 5/15/2029(e)		6,525	7,112
Vodafone Group plc
5.00%, 5/30/2038		1,175	1,523
4.38%, 2/19/2043		3,355	4,097
5.25%, 5/30/2048		1,275	1,732
4.25%, 9/17/2050		4,565	5,631
(USD Swap Semi 5 Year + 4.87%), 7.00%, 4/4/2079(d)		4,889	5,878

			110,502

United States — 32.8%
Abbott Laboratories 4.75%, 11/30/2036		10,260	14,426
AbbVie, Inc.
4.05%, 11/21/2039(e)		1,310	1,605
4.45%, 5/14/2046		1,395	1,785
4.25%, 11/21/2049(e)		4,360	5,573
Acadia Healthcare Co., Inc.
5.63%, 2/15/2023		1,836	1,865
6.50%, 3/1/2024		3,004	3,087
ACCO Brands Corp. 5.25%, 12/15/2024(e)(g)		6,624	6,790
ACE Cash Express, Inc. 12.00%, 12/15/2022(e)		2,638	1,913
ACI Worldwide, Inc. 5.75%, 8/15/2026(e)		3,105	3,237
Adient Global Holdings Ltd. 4.88%, 8/15/2026(e)		2,376	2,216
Adient US LLC
9.00%, 4/15/2025(e)		1,155	1,286
7.00%, 5/15/2026(e)		8,125	8,755
ADT Security Corp. (The)
4.13%, 6/15/2023		1,501	1,571
4.88%, 7/15/2032(e)		4,823	4,829
Advanced Drainage Systems, Inc. 5.00%, 9/30/2027(e)		1,438	1,481
AECOM
5.88%, 10/15/2024		346	382
5.13%, 3/15/2027		3,641	4,000
AEP Texas, Inc. Series H, 3.45%, 1/15/2050		815	965
AEP Transmission Co. LLC Series M, 3.65%, 4/1/2050		745	937
AES Corp. (The)
5.50%, 4/15/2025		6,707	6,908
6.00%, 5/15/2026		1,765	1,867
Aetna, Inc. 3.88%, 8/15/2047		3,230	3,849
Ahern Rentals, Inc. 7.38%, 5/15/2023(e)		4,316	1,921
AIG Global Funding (ICE LIBOR USD 3 Month + 0.46%), 0.76%, 6/25/2021(d)(e)		435	436
Air Lease Corp.
3.38%, 7/1/2025		780	793
3.75%, 6/1/2026		1,275	1,297
Air Medical Group Holdings, Inc. 6.38%, 5/15/2023(e)		2,055	1,952
Albertsons Cos., Inc.
3.50%, 2/15/2023(e)		2,005	2,050
6.63%, 6/15/2024		9,925	10,328
5.75%, 3/15/2025		4,360	4,513
7.50%, 3/15/2026(e)		2,170	2,441
4.63%, 1/15/2027(e)		7,060	7,466

JPMorgan Income Builder Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2020 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
5.88%, 2/15/2028(e)	3,316	3,631
4.88%, 2/15/2030(e)	2,850	3,086
Alcoa Nederland Holding BV
6.75%, 9/30/2024(e)	7,576	7,899
7.00%, 9/30/2026(e)	1,650	1,765
5.50%, 12/15/2027(e)	2,635	2,840
Allegheny Technologies, Inc.
7.88%, 8/15/2023(i)	500	526
5.88%, 12/1/2027	1,361	1,290
Allied Universal Holdco LLC
6.63%, 7/15/2026(e)	1,996	2,136
9.75%, 7/15/2027(e)	907	1,008
Allison Transmission, Inc.
5.00%, 10/1/2024(e)	5,325	5,427
4.75%, 10/1/2027(e)	2,545	2,660
5.88%, 6/1/2029(e)	4,125	4,557
Allstate Corp. (The) Series B, (ICE LIBOR USD 3 Month + 2.94%), 5.75%, 8/15/2053(d)	5,429	5,775
Ally Financial, Inc.
4.63%, 5/19/2022	4,061	4,268
5.13%, 9/30/2024	1,908	2,143
4.63%, 3/30/2025	6,278	6,949
5.75%, 11/20/2025	5,333	6,021
8.00%, 11/1/2031	2,055	2,842
Altria Group, Inc.
3.88%, 9/16/2046	1,625	1,757
5.95%, 2/14/2049	215	304
4.45%, 5/6/2050	1,460	1,734
Amazon.com, Inc.
2.50%, 6/3/2050	514	560
2.70%, 6/3/2060	2,440	2,691
AMC Entertainment Holdings, Inc.
5.75%, 6/15/2025	6,249	1,750
10.50%, 4/24/2026(e)	2,786	2,786
5.88%, 11/15/2026	1,663	466
6.13%, 5/15/2027	2,144	600
AMC Networks, Inc.
5.00%, 4/1/2024	3,240	3,292
4.75%, 8/1/2025(g)	831	852
Ameren Corp.
2.70%, 11/15/2020	524	527
3.50%, 1/15/2031	1,615	1,867
American Axle & Manufacturing, Inc.
6.25%, 4/1/2025(g)	12,783	13,207
6.25%, 3/15/2026	8,893	8,963
6.50%, 4/1/2027(g)	4,642	4,758
6.88%, 7/1/2028	1,272	1,297
American Builders & Contractors Supply Co., Inc. 4.00%, 1/15/2028(e)	4,195	4,363
American Express Co.
Series C, (ICE LIBOR USD 3 Month + 3.29%), 3.60%, 9/15/2020(c)(d)(f)	1,274	1,150
Series B, (ICE LIBOR USD 3 Month + 3.43%), 3.82%, 11/15/2020(c)(d)(f)	1,818	1,631
American Honda Finance Corp. 0.88%, 7/7/2023	186	188
American International Group, Inc.
3.88%, 1/15/2035	2,256	2,673
Series A-9, (ICE LIBOR USD 3 Month + 2.87%), 5.75%, 4/1/2048(d)	4,853	5,320
American Tower Corp.
REIT, 3.70%, 10/15/2049	625	761
REIT, 3.10%, 6/15/2050(g)	4,415	4,866
American Water Capital Corp. 3.45%, 5/1/2050	410	506
American Woodmark Corp. 4.88%, 3/15/2026(e)	4,775	4,799
AmeriGas Partners LP
5.63%, 5/20/2024	515	554
5.50%, 5/20/2025	5,898	6,370
5.88%, 8/20/2026	2,714	2,995
5.75%, 5/20/2027	1,024	1,121
Amgen, Inc.
3.63%, 5/15/2022	239	251
3.15%, 2/21/2040	805	912
3.38%, 2/21/2050	3,605	4,222
Amkor Technology, Inc. 6.63%, 9/15/2027(e)	3,941	4,335
AMN Healthcare, Inc. 5.13%, 10/1/2024(e)	1,775	1,802
Amsted Industries, Inc. 5.63%, 7/1/2027(e)	1,629	1,719
Antero Midstream Partners LP
5.38%, 9/15/2024	2,975	2,699
5.75%, 1/15/2028(e)	1,425	1,215
Antero Resources Corp.
5.38%, 11/1/2021(g)	1,249	1,196
5.13%, 12/1/2022(g)	1,244	998
5.63%, 6/1/2023(g)	7,057	5,065
Anthem, Inc. 3.13%, 5/15/2050	1,370	1,520
Apple, Inc.
4.50%, 2/23/2036	3,960	5,400
3.85%, 5/4/2043	2,125	2,758
4.65%, 2/23/2046	925	1,333
2.65%, 5/11/2050	3,755	4,149
Aramark Services, Inc. 5.00%, 2/1/2028(e)(g)	9,045	9,102
Archrock Partners LP 6.88%, 4/1/2027(e)	472	483
Arconic Corp.
6.00%, 5/15/2025(e)	2,269	2,446
6.13%, 2/15/2028(e)	1,910	2,037
Ardagh Packaging Finance plc
6.00%, 2/15/2025(e)	4,132	4,318
5.25%, 8/15/2027(e)	12,045	12,608
Ascent Resources Utica Holdings LLC 7.00%, 11/1/2026(e)(g)	755	483
AT&T, Inc.
(ICE LIBOR USD 3 Month + 0.95%), 1.23%, 7/15/2021(d)	263	265

JPMorgan Income Builder Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2020 (Unaudited) (continued)

Investments		Principal Amount ($000)	Value ($000)
Series B, (EURIBOR ICE Swap Rate 5 Year + 3.14%), 2.88%, 3/2/2025(c)(d)(f)	EUR	700	787
5.25%, 3/1/2037		970	1,253
3.50%, 6/1/2041		2,410	2,615
4.50%, 3/9/2048		3,265	3,990
3.65%, 6/1/2051		1,075	1,173
3.30%, 2/1/2052		1,470	1,528
3.85%, 6/1/2060		2,470	2,742
3.50%, 2/1/2061		1,475	1,538
Avantor Funding, Inc. 4.63%, 7/15/2028(e)		4,984	5,272
Avantor, Inc. 6.00%, 10/1/2024(e)		3,880	4,083
Avis Budget Car Rental LLC
6.38%, 4/1/2024(e)(g)		7,460	7,124
5.25%, 3/15/2025(e)		8,155	7,666
10.50%, 5/15/2025(e)(g)		4,025	4,669
5.75%, 7/15/2027(e)(g)		5,358	5,010
Axalta Coating Systems LLC
4.88%, 8/15/2024(e)		2,480	2,542
4.75%, 6/15/2027(e)		1,983	2,077
B&G Foods, Inc. 5.25%, 4/1/2025(g)		10,104	10,560
Baker Hughes a GE Co. LLC 4.08%, 12/15/2047		1,610	1,759
Baltimore Gas and Electric Co. 2.90%, 6/15/2050		315	350
Bank of America Corp.
Series JJ, (ICE LIBOR USD 3 Month + 3.29%), 5.13%, 6/20/2024(c)(d)(f)		2,341	2,414
Series X, (ICE LIBOR USD 3 Month + 3.71%), 6.25%, 9/5/2024(c)(d)(f)		4,410	4,793
Series Z, (ICE LIBOR USD 3 Month + 4.17%), 6.50%, 10/23/2024(c)(d)(f)		5,916	6,622
Series MM, (ICE LIBOR USD 3 Month + 2.66%), 4.30%, 1/28/2025(c)(d)(f)		4,518	4,266
Series AA, (ICE LIBOR USD 3 Month + 3.90%), 6.10%, 3/17/2025(c)(d)(f)		7,917	8,689
Series DD, (ICE LIBOR USD 3 Month + 4.55%), 6.30%, 3/10/2026(c)(d)(f)		15,217	17,497
Series FF, (ICE LIBOR USD 3 Month + 2.93%), 5.87%, 3/15/2028(c)(d)(f)		18,929	20,159
(SOFR + 1.93%), 2.68%, 6/19/2041(d)		7,405	7,896
(ICE LIBOR USD 3 Month + 3.15%), 4.08%, 3/20/2051(d)(g)		1,935	2,528
Bank of New York Mellon Corp. (The)
Series E, (ICE LIBOR USD 3 Month + 3.42%), 3.73%, 9/20/2020(c)(d)(f)		1,326	1,312
Series D, (ICE LIBOR USD 3 Month + 2.46%), 4.50%, 6/20/2023(c)(d)(f)		7,890	7,682
Series G, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.36%), 4.70%, 9/20/2025(c)(d)(f)		2,095	2,268
Series F, (ICE LIBOR USD 3 Month + 3.13%), 4.62%, 9/20/2026(c)(d)(f)		9,378	9,682
Bausch Health Americas, Inc.
9.25%, 4/1/2026(e)		4,876	5,484
8.50%, 1/31/2027(e)		5,791	6,443
Bausch Health Cos., Inc.
5.50%, 3/1/2023(e)		58	58
5.88%, 5/15/2023(e)		763	763
7.00%, 3/15/2024(e)		12,827	13,404
6.13%, 4/15/2025(e)		21,707	22,413
5.50%, 11/1/2025(e)		10,586	10,985
9.00%, 12/15/2025(e)		23,732	26,224
5.75%, 8/15/2027(e)		965	1,047
7.00%, 1/15/2028(e)		3,489	3,794
5.00%, 1/30/2028(e)		3,460	3,477
7.25%, 5/30/2029(e)		1,679	1,847
5.25%, 1/30/2030(e)		3,476	3,550
Berkshire Hathaway Energy Co. 4.25%, 10/15/2050(e)		2,245	3,071
Berkshire Hathaway Finance Corp. 4.25%, 1/15/2049		705	973
Berry Global, Inc.
6.00%, 10/15/2022		250	251
5.13%, 7/15/2023(g)		715	725
4.88%, 7/15/2026(e)		6,914	7,303
Biogen, Inc. 3.15%, 5/1/2050		4,930	5,196
Blue Racer Midstream LLC
6.13%, 11/15/2022(e)		9,145	9,076
6.63%, 7/15/2026(e)		1,510	1,325
Boise Cascade Co. 4.88%, 7/1/2030(e)		487	516
Booz Allen Hamilton, Inc. 5.13%, 5/1/2025(e)		1,783	1,823
Boston Gas Co. 3.00%, 8/1/2029(e)(g)		1,315	1,477
Boston Scientific Corp.
4.00%, 3/1/2029(g)		2,690	3,171
2.65%, 6/1/2030		4,635	5,046
4.55%, 3/1/2039		1,160	1,516
Boyd Gaming Corp.
6.38%, 4/1/2026		1,760	1,799
6.00%, 8/15/2026		3,419	3,462
Boyne USA, Inc. 7.25%, 5/1/2025(e)		5,157	5,512
BP Capital Markets America, Inc. 3.00%, 2/24/2050		2,355	2,542
Brink’s Co. (The)
5.50%, 7/15/2025(e)		1,890	2,008
4.63%, 10/15/2027(e)		5,525	5,620

JPMorgan Income Builder Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2020 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Bristol-Myers Squibb Co.
4.13%, 6/15/2039	2,210	2,951
4.25%, 10/26/2049	1,695	2,409
Broadcom, Inc.
4.15%, 11/15/2030(e)	1,670	1,875
4.30%, 11/15/2032(e)	1,390	1,595
Brookfield Property REIT, Inc. REIT, 5.75%, 5/15/2026(e)	4,531	3,747
Buckeye Partners LP
4.13%, 3/1/2025(e)	3,620	3,638
3.95%, 12/1/2026	200	199
4.13%, 12/1/2027	2,947	2,873
4.50%, 3/1/2028(e)	3,620	3,602
Builders FirstSource, Inc. 5.00%, 3/1/2030(e)	1,720	1,804
Burlington Northern Santa Fe LLC
5.15%, 9/1/2043(g)	790	1,158
3.05%, 2/15/2051	4,490	5,240
BWX Technologies, Inc.
5.38%, 7/15/2026(e)	3,360	3,511
4.13%, 6/30/2028(e)	1,453	1,511
BY Crown Parent LLC 4.25%, 1/31/2026(e)	1,406	1,457
Caesars Resort Collection LLC 5.25%, 10/15/2025(e)	985	888
Caleres, Inc. 6.25%, 8/15/2023(g)	659	573
Callon Petroleum Co.
6.25%, 4/15/2023	2,653	862
6.13%, 10/1/2024	568	173
6.38%, 7/1/2026	487	151
Calpine Corp.
5.50%, 2/1/2024	990	1,005
5.75%, 1/15/2025	2,320	2,388
5.25%, 6/1/2026(e)	4,880	5,075
4.63%, 2/1/2029(e)	1,122	1,133
5.00%, 2/1/2031(e)	1,402	1,437
Cameron LNG LLC
2.90%, 7/15/2031(e)	685	761
3.30%, 1/15/2035(e)	570	646
Carnival Corp.
11.50%, 4/1/2023(e)	1,228	1,336
10.50%, 2/1/2026(e)(g)	742	768
Carpenter Technology Corp. 6.38%, 7/15/2028	1,466	1,540
Catalent Pharma Solutions, Inc.
4.88%, 1/15/2026(e)(g)	2,188	2,248
5.00%, 7/15/2027(e)	2,038	2,169
Caterpillar Financial Services Corp. 1.90%, 9/6/2022	407	420
CCM Merger, Inc. 6.00%, 3/15/2022(e)	1,601	1,569
CCO Holdings LLC
5.88%, 4/1/2024(e)	31,122	32,202
5.38%, 5/1/2025(e)	3,790	3,909
5.75%, 2/15/2026(e)	20,736	21,669
5.50%, 5/1/2026(e)	17,215	18,210
5.13%, 5/1/2027(e)	29,047	30,817
5.00%, 2/1/2028(e)	3,049	3,232
5.38%, 6/1/2029(e)	1,758	1,925
4.75%, 3/1/2030(e)	11,296	12,023
4.25%, 2/1/2031(e)	10,261	10,702
CD&R Smokey Buyer, Inc. 6.75%, 7/15/2025(e)	503	538
CDK Global, Inc.
5.88%, 6/15/2026	1,115	1,191
5.25%, 5/15/2029(e)	7,151	7,831
CDW LLC
5.50%, 12/1/2024	635	713
5.00%, 9/1/2025	4,835	5,004
4.25%, 4/1/2028	7,526	8,050
Cedar Fair LP
5.50%, 5/1/2025(e)	1,455	1,486
5.38%, 4/15/2027	160	154
5.25%, 7/15/2029	1,395	1,318
Centene Corp.
4.75%, 1/15/2025	1,626	1,685
5.25%, 4/1/2025(e)	4,503	4,683
5.38%, 6/1/2026(e)	889	951
4.25%, 12/15/2027	10,622	11,286
4.63%, 12/15/2029	12,950	14,443
3.38%, 2/15/2030	5,040	5,353
CenterPoint Energy, Inc.
Series A, (ICE LIBOR USD 3 Month + 3.27%), 6.13%, 9/1/2023(c)(d)(f)	5,558	5,523
4.25%, 11/1/2028(g)	1,740	2,074
Central Garden & Pet Co.
6.13%, 11/15/2023	4,700	4,835
5.13%, 2/1/2028	4,900	5,182
CenturyLink, Inc.
Series T, 5.80%, 3/15/2022	3,290	3,463
Series Y, 7.50%, 4/1/2024	12,456	14,106
5.63%, 4/1/2025	6,409	6,842
5.13%, 12/15/2026(e)	6,775	7,105
4.00%, 2/15/2027(e)	1,295	1,353
Series G, 6.88%, 1/15/2028	799	870
Charles Schwab Corp. (The)
Series E, (ICE LIBOR USD 3 Month + 3.32%), 4.62%, 3/1/2022(c)(d)(f)	1,433	1,411
Series G, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.97%), 5.38%, 6/1/2025(c)(d)(f)	5,370	5,880
Series F, (ICE LIBOR USD 3 Month + 2.58%), 5.00%, 12/1/2027(c)(d)(f)	13,993	14,410
Chemours Co. (The)
6.63%, 5/15/2023(g)	5,095	5,120
7.00%, 5/15/2025(g)	7,650	7,784
Cheniere Corpus Christi Holdings LLC
5.88%, 3/31/2025	2,960	3,376
5.13%, 6/30/2027	895	1,012
Cheniere Energy Partners LP
5.25%, 10/1/2025	1,258	1,289
5.63%, 10/1/2026	1,278	1,350
4.50%, 10/1/2029	4,325	4,575

JPMorgan Income Builder Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2020 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Chesapeake Energy Corp. 11.50%, 1/1/2025(e)	3,508	324
Chevron Corp. 2.98%, 5/11/2040	480	546
Cincinnati Bell, Inc.
7.00%, 7/15/2024(e)	5,606	5,800
8.00%, 10/15/2025(e)	2,388	2,520
Cinemark USA, Inc.
4.88%, 6/1/2023	5,466	4,646
8.75%, 5/1/2025(e)	1,000	1,030
CIT Group, Inc.
4.75%, 2/16/2024	1,001	1,036
5.25%, 3/7/2025	4,078	4,363
6.13%, 3/9/2028	1,838	2,077
Citibank NA
(ICE LIBOR USD 3 Month + 0.30%), 0.57%, 10/20/2020(d)	530	530
(ICE LIBOR USD 3 Month + 0.53%), 0.91%, 2/19/2022(d)	350	351
Citigroup, Inc.
Series Q, (ICE LIBOR USD 3 Month + 4.10%), 5.95%, 11/15/2020(c)(d)(f)	845	830
Series R, (ICE LIBOR USD 3 Month + 4.48%), 6.13%, 11/15/2020(c)(d)(f)	5,175	5,162
(ICE LIBOR USD 3 Month + 4.07%), 5.95%, 1/30/2023(c)(d)(f)	10,471	10,883
(ICE LIBOR USD 3 Month + 4.23%), 5.90%, 2/15/2023(c)(d)(f)	5,665	5,951
Series D, (ICE LIBOR USD 3 Month + 3.47%), 5.35%, 5/15/2023(c)(d)(f)	1,555	1,547
Series M, (ICE LIBOR USD 3 Month + 3.42%), 6.30%, 5/15/2024(c)(d)(f)	16,185	16,751
Series U, (SOFR + 3.81%), 5.00%, 9/12/2024(c)(d)(f)	17,530	17,574
Series V, (SOFR + 3.23%), 4.70%, 1/30/2025(c)(d)(f)	16,191	15,766
Series P, (ICE LIBOR USD 3 Month + 3.91%), 5.95%, 5/15/2025(c)(d)(f)	6,602	7,048
Series T, (ICE LIBOR USD 3 Month + 4.52%), 6.25%, 8/15/2026(c)(d)(f)	8,363	9,262
(SOFR + 2.11%), 2.57%, 6/3/2031(d)	3,000	3,186
(SOFR + 4.55%), 5.32%, 3/26/2041(d)	3,175	4,580
(ICE LIBOR USD 3 Month + 1.84%), 4.28%, 4/24/2048(d)	442	584
Citizens Financial Group, Inc.
Series B, (ICE LIBOR USD 3 Month + 3.00%), 6.00%, 7/6/2023(c)(d)(f)	2,549	2,304
Series C, (ICE LIBOR USD 3 Month + 3.16%), 6.37%, 4/6/2024(c)(d)(f)	3,684	3,552
Clarios Global LP
6.75%, 5/15/2025(e)	1,323	1,422
6.25%, 5/15/2026(e)	4,076	4,362
Clean Harbors, Inc. 4.88%, 7/15/2027(e)	785	832
Clear Channel Worldwide Holdings, Inc.
9.25%, 2/15/2024	20,479	18,586
5.13%, 8/15/2027(e)(g)	7,188	7,044
Clearwater Paper Corp. 4.50%, 2/1/2023(g)	2,836	2,852
Clearway Energy Operating LLC
5.75%, 10/15/2025	20	22
5.00%, 9/15/2026	2,612	2,739
Cleveland Electric Illuminating Co. (The) 4.55%, 11/15/2030(e)	1,390	1,710
Clorox Co. (The) 1.80%, 5/15/2030	1,260	1,315
CMS Energy Corp. (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.12%), 4.75%, 6/1/2050(d)	3,130	3,342
CNG Holdings, Inc. 12.50%, 6/15/2024(e)	1,759	1,574
Coca-Cola Co. (The) 2.60%, 6/1/2050	6,235	6,674
Cogent Communications Group, Inc. 5.38%, 3/1/2022(e)	3,480	3,628
Colfax Corp.
6.00%, 2/15/2024(e)	2,616	2,753
6.38%, 2/15/2026(e)	483	522
Comcast Corp.
3.20%, 7/15/2036	2,950	3,436
3.45%, 2/1/2050	3,720	4,522
4.05%, 11/1/2052	3,925	5,153
Commercial Metals Co.
4.88%, 5/15/2023	627	655
5.38%, 7/15/2027	1,415	1,475
CommScope Technologies LLC
6.00%, 6/15/2025(e)	8,290	8,470
5.00%, 3/15/2027(e)	2,405	2,323
CommScope, Inc.
5.50%, 3/1/2024(e)	1,923	1,997
6.00%, 3/1/2026(e)	9,090	9,698
8.25%, 3/1/2027(e)(g)	10,160	10,956
Community Health Systems, Inc.
6.25%, 3/31/2023	3,798	3,826
8.63%, 1/15/2024(e)	7,722	7,954
8.00%, 3/15/2026(e)	848	869
Comstock Resources, Inc. 7.50%, 5/15/2025(e)	3,730	3,506
Constellation Brands, Inc.
4.50%, 5/9/2047	1,125	1,454
5.25%, 11/15/2048	1,610	2,297
Constellation Merger Sub, Inc. 8.50%, 9/15/2025(e)(g)	2,652	2,208

JPMorgan Income Builder Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2020 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Constellium SE
5.75%, 5/15/2024(e)	466	475
6.63%, 3/1/2025(e)	1,650	1,704
Cooper-Standard Automotive, Inc.
13.00%, 6/1/2024(e)	2,655	2,814
5.63%, 11/15/2026(e)	6,858	3,772
CoreCivic, Inc.
REIT, 5.00%, 10/15/2022	430	422
REIT, 4.63%, 5/1/2023(g)	4,230	4,114
Coty, Inc. 6.50%, 4/15/2026(e)	2,005	1,564
Covanta Holding Corp. 5.88%, 7/1/2025	379	392
Cox Communications, Inc. 4.80%, 2/1/2035(e)	553	711
Crestwood Midstream Partners LP
6.25%, 4/1/2023(i)	3,589	3,472
5.75%, 4/1/2025(g)	5,719	5,455
5.63%, 5/1/2027(e)	2,445	2,286
Crown Americas LLC 4.75%, 2/1/2026	681	711
Crown Castle International Corp.
REIT, 4.15%, 7/1/2050	2,870	3,613
REIT, 3.25%, 1/15/2051	810	906
CSC Holdings LLC
6.75%, 11/15/2021	2,089	2,214
5.88%, 9/15/2022	1,585	1,700
5.25%, 6/1/2024	1,349	1,484
6.63%, 10/15/2025(e)	5,030	5,256
10.88%, 10/15/2025(e)	7,357	7,887
5.50%, 5/15/2026(e)	6,208	6,511
5.50%, 4/15/2027(e)	5,420	5,813
5.38%, 2/1/2028(e)	2,010	2,176
7.50%, 4/1/2028(e)	2,260	2,600
6.50%, 2/1/2029(e)	5,444	6,233
CSX Corp.
4.75%, 11/15/2048	1,678	2,393
3.35%, 9/15/2049	1,300	1,516
Cumulus Media New Holdings, Inc. 6.75%, 7/1/2026(e)	1,475	1,339
Curo Group Holdings Corp. 8.25%, 9/1/2025(e)	5,322	4,244
CVR Partners LP 9.25%, 6/15/2023(e)	13,017	12,757
CVS Health Corp.
4.78%, 3/25/2038	1,225	1,574
4.13%, 4/1/2040	790	961
5.05%, 3/25/2048	1,090	1,502
Dana Financing Luxembourg SARL 6.50%, 6/1/2026(e)	6,145	6,437
Dana, Inc.
5.38%, 11/15/2027	895	944
5.63%, 6/15/2028	604	634
Darling Ingredients, Inc. 5.25%, 4/15/2027(e)	4,001	4,271
DaVita, Inc. 5.00%, 5/1/2025	15,572	16,000
DCP Midstream Operating LP
3.88%, 3/15/2023	2,613	2,620
5.38%, 7/15/2025	1,919	2,021
5.63%, 7/15/2027	2,481	2,574
6.75%, 9/15/2037(e)	1,740	1,688
5.60%, 4/1/2044(g)	525	459
Deere & Co. 3.75%, 4/15/2050	2,390	3,141
Delek Logistics Partners LP 6.75%, 5/15/2025	3,673	3,338
Dell International LLC
5.88%, 6/15/2021(e)	939	940
7.13%, 6/15/2024(e)	1,465	1,521
5.85%, 7/15/2025(e)	340	396
6.02%, 6/15/2026(e)	4,575	5,364
4.90%, 10/1/2026(e)	625	703
6.10%, 7/15/2027(e)	680	804
6.20%, 7/15/2030(e)	680	828
Delphi Technologies plc 5.00%, 10/1/2025(e)	9,315	10,316
Denbury Resources, Inc.
9.00%, 5/15/2021(e)	1,017	429
9.25%, 3/31/2022(e)	2,114	893
Diamond Sports Group LLC 5.38%, 8/15/2026(e)	11,793	9,081
Discovery Communications LLC
5.20%, 9/20/2047	385	491
5.30%, 5/15/2049	1,140	1,474
4.65%, 5/15/2050	1,380	1,656
DISH DBS Corp.
6.75%, 6/1/2021	8,412	8,696
5.88%, 7/15/2022	2,197	2,318
5.00%, 3/15/2023	12,079	12,593
5.88%, 11/15/2024	28,323	29,532
7.75%, 7/1/2026(g)	15,105	17,033
Dole Food Co., Inc. 7.25%, 6/15/2025(e)	3,818	3,761
Dominion Energy Gas Holdings LLC 2.80%, 11/15/2020	384	386
Dominion Energy, Inc.
Series B, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.99%), 4.65%, 12/15/2024(c)(d)(f)	3,636	3,703
(ICE LIBOR USD 3 Month + 3.06%), 5.75%, 10/1/2054(d)	2,201	2,326
Downstream Development Authority of the Quapaw Tribe of Oklahoma
10.50%, 2/15/2023(e)	5,736	4,560
Duke Energy Corp.
3.75%, 9/1/2046	1,370	1,688
3.95%, 8/15/2047	1,360	1,733
Duke Energy Progress LLC 4.10%, 3/15/2043	895	1,165
Dun & Bradstreet Corp. (The) 6.88%, 8/15/2026(e)	2,590	2,830
DuPont de Nemours, Inc.
(ICE LIBOR USD 3 Month + 0.71%), 1.10%, 11/15/2020(d)(g)	361	361
Duquesne Light Holdings, Inc. 3.62%, 8/1/2027(e)	114	122

JPMorgan Income Builder Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2020 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
E*TRADE Financial Corp.
Series B, (ICE LIBOR USD 3 Month + 3.16%), 5.30%, 3/15/2023(c)(d)(f)	789	750
Series A, (ICE LIBOR USD 3 Month + 4.44%), 5.87%, 9/15/2026(c)(d)(f)	1,997	2,172
Edgewell Personal Care Co. 5.50%, 6/1/2028(e)	1,815	1,965
Eli Lilly and Co. 2.25%, 5/15/2050	9,013	9,235
Embarq Corp. 8.00%, 6/1/2036	9,098	10,663
EMC Corp. 3.38%, 6/1/2023	2,029	2,125
Encompass Health Corp.
5.75%, 11/1/2024	4,407	4,456
5.75%, 9/15/2025	4,690	4,854
4.50%, 2/1/2028	4,340	4,535
Endeavor Energy Resources LP 6.63%, 7/15/2025(e)	1,197	1,258
Endo Dac
5.88%, 10/15/2024(e)	925	920
9.50%, 7/31/2027(e)(g)	3,857	4,156
6.00%, 6/30/2028(e)	5,029	3,835
Energizer Holdings, Inc.
7.75%, 1/15/2027(e)	5,370	5,961
4.75%, 6/15/2028(e)	2,772	2,973
Energy Transfer Operating LP
Series B, (ICE LIBOR USD 3 Month + 4.16%), 6.63%, 2/15/2028(c)(d)(f)	7,534	5,425
Series G, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 5.31%), 7.13%, 5/15/2030(c)(d)(f)	3,275	2,722
EnLink Midstream LLC 5.38%, 6/1/2029	803	642
EnLink Midstream Partners LP
Series C, (ICE LIBOR USD 3 Month + 4.11%), 6.00%, 12/15/2022(c)(d)(f)	3,192	1,213
4.40%, 4/1/2024	4,495	3,861
4.15%, 6/1/2025	1,600	1,282
4.85%, 7/15/2026	2,940	2,279
5.60%, 4/1/2044	522	289
EnPro Industries, Inc. 5.75%, 10/15/2026(g)	2,337	2,419
Entegris, Inc. 4.63%, 2/10/2026(e)	7,946	8,247
Entercom Media Corp.
7.25%, 11/1/2024(e)(g)	4,240	3,487
6.50%, 5/1/2027(e)(g)	3,564	3,181
Entergy Texas, Inc. 3.55%, 9/30/2049	1,435	1,728
Enterprise Development Authority (The) 12.00%, 7/15/2024(e)	3,904	3,856
Enterprise Products Operating LLC
4.80%, 2/1/2049	870	1,078
4.20%, 1/31/2050	1,415	1,620
3.70%, 1/31/2051	565	611
Series E, (ICE LIBOR USD 3 Month + 3.03%), 5.25%, 8/16/2077(d)	4,380	4,106
Envision Healthcare Corp. 8.75%, 10/15/2026(e)	7,419	2,968
EP Energy LLC
9.38%, 5/1/2024(e)(j)	6,625	1
8.00%, 11/29/2024(e)(j)	5,336	53
8.00%, 2/15/2025(e)(j)	4,503	7
7.75%, 5/15/2026(e)(j)	12,831	3,432
EQM Midstream Partners LP
6.00%, 7/1/2025(e)	1,770	1,877
6.50%, 7/1/2027(e)	1,170	1,290
EQT Corp. 7.00%, 2/1/2030(i)	1,165	1,349
ESH Hospitality, Inc.
REIT, 5.25%, 5/1/2025(e)	5,297	5,411
REIT, 4.63%, 10/1/2027(e)	3,983	3,833
Evergy Metro, Inc. Series 2020, 2.25%, 6/1/2030(g)	960	1,061
Evergy, Inc. 2.90%, 9/15/2029	2,660	2,942
Exela Intermediate LLC 10.00%, 7/15/2023(e)	6,862	1,713
Expedia Group, Inc.
6.25%, 5/1/2025(e)	1,432	1,565
7.00%, 5/1/2025(e)	859	930
Express Scripts Holding Co.
(ICE LIBOR USD 3 Month + 0.75%), 1.11%, 11/30/2020(d)	106	106
Exxon Mobil Corp.
4.23%, 3/19/2040	1,060	1,359
4.33%, 3/19/2050	950	1,274
3.45%, 4/15/2051	3,145	3,726
FirstEnergy Transmission LLC 4.55%, 4/1/2049(e)	1,289	1,545
Florida Power & Light Co. 4.05%, 6/1/2042	2,140	2,842
Ford Motor Co.
8.50%, 4/21/2023	3,269	3,629
9.00%, 4/22/2025	3,539	4,169
9.63%, 4/22/2030(g)	2,615	3,470
Ford Motor Credit Co. LLC
3.47%, 4/5/2021	1,205	1,205
4.06%, 11/1/2024	1,425	1,457
4.69%, 6/9/2025	6,845	7,143
5.13%, 6/16/2025	3,275	3,491
4.39%, 1/8/2026	6,665	6,846
4.54%, 8/1/2026	1,725	1,777
4.27%, 1/9/2027	8,696	8,829
Forterra Finance LLC 6.50%, 7/15/2025(e)	1,465	1,553
Freeport-McMoRan, Inc.
4.13%, 3/1/2028	5,265	5,535
4.38%, 8/1/2028	3,530	3,743
5.40%, 11/14/2034	375	421

JPMorgan Income Builder Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2020 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Frontier Communications Corp.
7.63%, 4/15/2024(j)	882	295
6.88%, 1/15/2025(j)	9,178	2,845
11.00%, 9/15/2025(j)	6,729	2,389
8.50%, 4/1/2026(e)(i)	8,283	8,159
8.00%, 4/1/2027(e)(i)	3,050	3,157
Gap, Inc. (The)
8.38%, 5/15/2023(e)(g)	4,990	5,502
8.88%, 5/15/2027(e)	1,320	1,475
Gartner, Inc.
5.13%, 4/1/2025(e)	3,500	3,618
4.50%, 7/1/2028(e)	410	431
GCI LLC
6.63%, 6/15/2024(e)	1,395	1,469
6.88%, 4/15/2025	1,942	2,012
GCP Applied Technologies, Inc. 5.50%, 4/15/2026(e)	6,630	6,763
General Electric Co. Series D, (ICE LIBOR USD 3 Month + 3.33%), 5.00%, 1/21/2021(c)(d)(f)	26,170	20,740
General Motors Co.
6.13%, 10/1/2025	1,425	1,661
6.80%, 10/1/2027	1,425	1,735
Genesis Energy LP
6.00%, 5/15/2023	1,359	1,277
6.50%, 10/1/2025	180	167
6.25%, 5/15/2026	1,933	1,817
7.75%, 2/1/2028	3,721	3,589
Genesys Telecommunications Laboratories, Inc. 10.00%, 11/30/2024(e)	2,182	2,329
GEO Group, Inc. (The)
REIT, 5.88%, 1/15/2022(g)	4,035	3,833
REIT, 5.88%, 10/15/2024	2,215	1,756
Gilead Sciences, Inc. 4.15%, 3/1/2047	1,390	1,909
Global Partners LP
7.00%, 6/15/2023	2,530	2,492
7.00%, 8/1/2027	1,916	1,854
Global Payments, Inc. 2.90%, 5/15/2030(g)	990	1,084
GLP Capital LP
REIT, 5.25%, 6/1/2025	2,780	2,994
REIT, 5.75%, 6/1/2028	2,320	2,622
Go Daddy Operating Co. LLC 5.25%, 12/1/2027(e)	1,581	1,686
Goldman Sachs Group, Inc. (The)
Series M, (ICE LIBOR USD 3 Month + 3.92%), 4.37%, 9/8/2020(c)(d)(f)	17,101	16,609
5.75%, 1/24/2022	310	333
Series S, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.85%), 4.40%, 2/10/2025(c)(d)(f)	1,313	1,241
Series R, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.22%), 4.95%, 2/10/2025(c)(d)(f)	2,470	2,478
3.80%, 3/15/2030	1,130	1,328
(ICE LIBOR USD 3 Month + 1.37%), 4.02%, 10/31/2038(d)	3,015	3,681
4.80%, 7/8/2044	1,690	2,319
Goodyear Tire & Rubber Co. (The)
5.00%, 5/31/2026(g)	4,195	4,195
4.88%, 3/15/2027	532	525
GPC Merger Sub, Inc. 7.13%, 8/15/2028(e)	676	703
Gray Television, Inc.
5.13%, 10/15/2024(e)	1,348	1,385
5.88%, 7/15/2026(e)	2,102	2,174
7.00%, 5/15/2027(e)	6,085	6,648
Greif, Inc. 6.50%, 3/1/2027(e)	5,836	6,201
Griffon Corp. 5.75%, 3/1/2028	3,475	3,631
Guardian Life Insurance Co. of America (The)
4.88%, 6/19/2064(e)	621	887
3.70%, 1/22/2070(e)	305	346
Gulfport Energy Corp.
6.63%, 5/1/2023	745	441
6.00%, 10/15/2024	4,620	2,419
6.38%, 5/15/2025	1,458	700
6.38%, 1/15/2026	4,130	2,065
H&E Equipment Services, Inc. 5.63%, 9/1/2025	1,753	1,825
Hanesbrands, Inc. 4.88%, 5/15/2026(e)(g)	2,359	2,571
Harsco Corp. 5.75%, 7/31/2027(e)	757	794
HAT Holdings I LLC REIT, 5.25%, 7/15/2024(e)	973	1,014
HCA, Inc.
5.88%, 5/1/2023	3,940	4,324
5.38%, 2/1/2025	44,181	49,814
5.88%, 2/15/2026	16,880	19,755
5.38%, 9/1/2026	4,251	4,867
5.63%, 9/1/2028	10,285	12,265
3.50%, 9/1/2030	7,926	8,329
Healthpeak Properties, Inc.
REIT, 3.00%, 1/15/2030	685	739
REIT, 2.88%, 1/15/2031	710	753
Herc Holdings, Inc. 5.50%, 7/15/2027(e)	9,623	10,176
Hertz Corp. (The)
7.63%, 6/1/2022(e)(j)	1,824	1,615
6.25%, 10/15/2022(j)	1,106	437
5.50%, 10/15/2024(e)(j)	11,828	4,672
7.13%, 8/1/2026(e)(j)	5,505	2,138
6.00%, 1/15/2028(e)(j)	5,450	2,153
Hess Midstream Operations LP 5.63%, 2/15/2026(e)	1,315	1,364

JPMorgan Income Builder Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2020 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Hexion, Inc. 7.88%, 7/15/2027(e)	2,444	2,395
Hilcorp Energy I LP
5.00%, 12/1/2024(e)(g)	1,369	1,301
5.75%, 10/1/2025(e)	320	303
6.25%, 11/1/2028(e)	2,000	1,837
Hillman Group, Inc. (The) 6.38%, 7/15/2022(e)(g)	865	848
Hill-Rom Holdings, Inc.
5.00%, 2/15/2025(e)	3,197	3,309
4.38%, 9/15/2027(e)	2,722	2,878
Hilton Domestic Operating Co., Inc.
4.25%, 9/1/2024	1,175	1,187
5.38%, 5/1/2025(e)	584	610
5.13%, 5/1/2026	9,419	9,749
5.75%, 5/1/2028(e)	876	935
4.88%, 1/15/2030	1,473	1,547
Hilton Grand Vacations Borrower LLC 6.13%, 12/1/2024	2,845	2,873
Hilton Worldwide Finance LLC
4.63%, 4/1/2025(g)	1,665	1,692
4.88%, 4/1/2027	3,279	3,406
Holly Energy Partners LP 5.00%, 2/1/2028(e)	1,435	1,418
Hologic, Inc. 4.38%, 10/15/2025(e)	7,661	7,853
Home Depot, Inc. (The)
4.25%, 4/1/2046	1,300	1,752
3.35%, 4/15/2050	1,560	1,900
Honeywell International, Inc. 2.80%, 6/1/2050(g)	580	677
Howmet Aerospace, Inc.
5.13%, 10/1/2024	6,366	6,764
6.88%, 5/1/2025	995	1,130
5.90%, 2/1/2027	4,185	4,656
Hughes Satellite Systems Corp.
5.25%, 8/1/2026	4,580	5,028
6.63%, 8/1/2026(g)	2,485	2,765
Huntington Bancshares, Inc.
2.30%, 1/14/2022	245	251
Series E, (ICE LIBOR USD 3 Month + 2.88%), 5.70%, 4/15/2023(c)(d)(f)	1,920	1,786
Hyatt Hotels Corp.
5.38%, 4/23/2025	685	736
5.75%, 4/23/2030	685	780
Icahn Enterprises LP
6.75%, 2/1/2024	800	824
4.75%, 9/15/2024	2,865	2,922
6.25%, 5/15/2026	3,065	3,239
iHeartCommunications, Inc.
6.38%, 5/1/2026	2,920	3,074
8.38%, 5/1/2027	6,548	6,499
5.25%, 8/15/2027(e)	3,190	3,222
ILFC E-Capital Trust I
(USD Constant Maturity 30 Year + 1.55%), 3.02%, 12/21/2065(d)(e)	7,148	3,567
ILFC E-Capital Trust II
(US Treasury Yield Curve Rate T Note Constant Maturity 30 Year + 1.80%), 3.27%, 12/21/2065(d)(e)	2,205	1,169
Intel Corp. 4.10%, 5/19/2046	3,300	4,307
International Business Machines Corp.
4.15%, 5/15/2039	1,475	1,870
2.85%, 5/15/2040	470	515
4.25%, 5/15/2049	1,985	2,613
2.95%, 5/15/2050	2,215	2,425
International Game Technology plc
6.50%, 2/15/2025(e)	9,488	10,223
6.25%, 1/15/2027(e)	4,429	4,708
5.25%, 1/15/2029(e)	936	956
IQVIA, Inc.
5.00%, 10/15/2026(e)	7,463	7,873
5.00%, 5/15/2027(e)	2,790	2,978
IRB Holding Corp.
7.00%, 6/15/2025(e)	1,040	1,131
6.75%, 2/15/2026(e)	4,363	4,385
Iron Mountain, Inc.
REIT, 4.88%, 9/15/2027(e)	4,756	4,940
REIT, 5.25%, 3/15/2028(e)	2,013	2,114
ITC Holdings Corp.
3.35%, 11/15/2027	1,600	1,798
2.95%, 5/14/2030(e)	650	721
Jackson National Life Global Funding
(ICE LIBOR USD 3 Month + 0.31%), 0.63%, 3/16/2021(d)(e)	530	531
Jagged Peak Energy LLC 5.88%, 5/1/2026	1,315	1,341
Jaguar Holding Co. II
4.63%, 6/15/2025(e)	774	809
5.00%, 6/15/2028(e)	775	825
James Hardie International Finance DAC 4.75%, 1/15/2025(e)	1,080	1,110
JB Poindexter & Co., Inc. 7.13%, 4/15/2026(e)	1,631	1,721
JBS USA LUX SA
5.88%, 7/15/2024(e)	1,984	2,018
5.75%, 6/15/2025(e)	4,557	4,705
6.75%, 2/15/2028(e)	1,722	1,924
6.50%, 4/15/2029(e)	3,938	4,460
JELD-WEN, Inc.
6.25%, 5/15/2025(e)	1,015	1,086
4.63%, 12/15/2025(e)	2,505	2,530
4.88%, 12/15/2027(e)	1,890	1,923
John Deere Capital Corp. 0.55%, 7/5/2022	41	41
Kaiser Aluminum Corp. 4.63%, 3/1/2028(e)	1,500	1,493
Kennedy-Wilson, Inc. 5.88%, 4/1/2024	1,247	1,252
Keurig Dr Pepper, Inc.
4.42%, 12/15/2046	2,405	3,180
3.80%, 5/1/2050(g)	2,235	2,763

JPMorgan Income Builder Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2020 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
KeyCorp Series D, (ICE LIBOR USD 3 Month + 3.61%), 5.00%, 9/15/2026(c)(d)(f)	2,387	2,387
Kinder Morgan Energy Partners LP 4.70%, 11/1/2042	710	813
Kinder Morgan, Inc. 3.25%, 8/1/2050	1,590	1,564
Kraft Heinz Foods Co.
4.63%, 1/30/2029	1,350	1,538
5.00%, 6/4/2042	4,000	4,476
Kroger Co. (The)
3.88%, 10/15/2046	1,432	1,724
3.95%, 1/15/2050	2,105	2,611
L Brands, Inc.
6.88%, 7/1/2025(e)	352	379
9.38%, 7/1/2025(e)	256	285
6.88%, 11/1/2035	137	131
6.75%, 7/1/2036	2,620	2,529
L3Harris Technologies, Inc. 2.90%, 12/15/2029(g)	955	1,061
LABL Escrow Issuer LLC
6.75%, 7/15/2026(e)	9,270	10,012
10.50%, 7/15/2027(e)	2,020	2,206
Ladder Capital Finance Holdings LLLP
REIT, 5.25%, 3/15/2022(e)	1,514	1,484
REIT, 5.25%, 10/1/2025(e)	1,937	1,782
Lamar Media Corp.
3.75%, 2/15/2028(e)	895	903
4.00%, 2/15/2030(e)	630	636
Lamb Weston Holdings, Inc.
4.88%, 11/1/2026(e)(g)	4,360	4,578
4.88%, 5/15/2028(e)	1,115	1,253
Leidos, Inc. 4.38%, 5/15/2030(e)	920	1,073
Lennar Corp.
8.38%, 1/15/2021	295	304
5.38%, 10/1/2022	600	639
4.50%, 4/30/2024	1,455	1,575
5.88%, 11/15/2024	2,770	3,140
5.25%, 6/1/2026	1,630	1,817
5.00%, 6/15/2027	535	602
Level 3 Financing, Inc.
5.63%, 2/1/2023	154	155
5.13%, 5/1/2023	3,136	3,149
5.38%, 1/15/2024	4,086	4,156
5.38%, 5/1/2025	10,443	10,782
5.25%, 3/15/2026	2,170	2,267
Liberty Interactive LLC 8.25%, 2/1/2030	2,370	2,499
Live Nation Entertainment, Inc.
4.88%, 11/1/2024(e)	2,560	2,419
5.63%, 3/15/2026(e)	4,047	3,845
6.50%, 5/15/2027(e)	3,001	3,226
4.75%, 10/15/2027(e)	1,340	1,240
Lockheed Martin Corp. 2.80%, 6/15/2050	3,150	3,550
Lowe’s Cos., Inc.
5.00%, 4/15/2040	1,295	1,770
3.70%, 4/15/2046	585	693
4.55%, 4/5/2049	3,515	4,716
LPL Holdings, Inc.
5.75%, 9/15/2025(e)	3,564	3,707
4.63%, 11/15/2027(e)	1,400	1,442
LTF Merger Sub, Inc. 8.50%, 6/15/2023(e)	1,437	1,218
Macy’s, Inc. 8.38%, 6/15/2025(e)	3,388	3,547
Mallinckrodt International Finance SA
5.63%, 10/15/2023(e)	2,615	419
5.50%, 4/15/2025(e)	5,555	972
Manufacturers & Traders Trust Co. 2.50%, 5/18/2022	405	420
Marriott International, Inc.
Series EE, 5.75%, 5/1/2025	895	994
4.63%, 6/15/2030	1,034	1,108
Marriott Ownership Resorts, Inc.
6.13%, 9/15/2025(e)	1,949	2,079
6.50%, 9/15/2026	8,393	8,603
4.75%, 1/15/2028(e)	108	100
Martin Midstream Partners LP 7.25%, 2/15/2021	3,546	2,829
Masonite International Corp.
5.75%, 9/15/2026(e)	2,890	3,029
5.38%, 2/1/2028(e)	1,680	1,789
MassMutual Global Funding II 0.85%, 6/9/2023(e)	372	376
MasTec, Inc.
4.88%, 3/15/2023(g)	4,614	4,654
4.50%, 8/15/2028(e)	2,726	2,849
Mastercard, Inc. 3.85%, 3/26/2050	1,155	1,546
Matador Resources Co. 5.88%, 9/15/2026	1,977	1,505
Mattel, Inc.
3.15%, 3/15/2023(g)	1,000	978
6.75%, 12/31/2025(e)	23,164	24,810
5.88%, 12/15/2027(e)	1,034	1,113
Mauser Packaging Solutions Holding Co.
5.50%, 4/15/2024(e)	8,072	8,230
7.25%, 4/15/2025(e)(g)	3,000	2,880
McDonald’s Corp.
3.70%, 2/15/2042	670	785
3.63%, 9/1/2049	1,190	1,399
Mellon Capital IV Series 1, (ICE LIBOR USD 3 Month + 0.57%), 4.00%, 9/8/2020(c)(d)(f)	887	836
Merck & Co., Inc.
2.35%, 6/24/2040	580	624
4.00%, 3/7/2049	1,695	2,346
Meredith Corp. 6.88%, 2/1/2026	7,260	6,307
MetLife, Inc.
Series C, (ICE LIBOR USD 3 Month + 3.58%), 3.89%, 9/8/2020(c)(d)(f)	16,773	16,207
Series D, (ICE LIBOR USD 3 Month + 2.96%), 5.87%, 3/15/2028(c)(d)(f)	8,635	9,455

JPMorgan Income Builder Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2020 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
6.40%, 12/15/2036	12,667	15,699
Metropolitan Life Global Funding I 2.40%, 6/17/2022(e)	322	335
MGM Growth Properties Operating Partnership LP
REIT, 5.63%, 5/1/2024	1,490	1,616
REIT, 4.63%, 6/15/2025(e)	2,116	2,224
REIT, 4.50%, 9/1/2026	995	1,035
REIT, 5.75%, 2/1/2027	4,882	5,285
REIT, 4.50%, 1/15/2028	555	565
MGM Resorts International
6.00%, 3/15/2023	11,330	11,840
5.75%, 6/15/2025(g)	8,437	8,711
4.63%, 9/1/2026(g)	2,814	2,724
5.50%, 4/15/2027(g)	1,468	1,475
Microchip Technology, Inc. 4.25%, 9/1/2025(e)	1,091	1,148
Microsoft Corp.
3.45%, 8/8/2036	6,715	8,407
4.10%, 2/6/2037	2,019	2,706
2.53%, 6/1/2050	1,196	1,309
MidAmerican Energy Co. 4.25%, 5/1/2046	1,945	2,660
Midcontinent Communications 5.38%, 8/15/2027(e)	2,488	2,583
Mileage Plus Holdings LLC 6.50%, 6/20/2027(e)	4,455	4,611
Mississippi Power Co.
Series 12-A, 4.25%, 3/15/2042	1,485	1,831
Mondelez International, Inc. 0.63%, 7/1/2022	55	55
Moody’s Corp. 2.75%, 12/15/2021(g)	242	249
Morgan Stanley
Series H, (ICE LIBOR USD 3 Month + 3.61%), 3.89%, 10/15/2020(c)(d)(f)	23,204	21,985
Series J, (ICE LIBOR USD 3 Month + 3.81%), 4.08%, 10/15/2020(c)(d)(f)	22,640	21,990
(ICE LIBOR USD 3 Month + 1.34%), 3.59%, 7/22/2028(d)	3,640	4,158
(ICE LIBOR USD 3 Month + 1.63%), 4.43%, 1/23/2030(d)	980	1,191
(SOFR + 1.14%), 2.70%, 1/22/2031(d)	4,175	4,549
Motors Liquidation Co.
6.75%, 5/1/2028‡(j)(l)	10	—
8.38%, 7/15/2033‡(j)	115	—
7.75%, 3/15/2036‡(j)	11	—
MPH Acquisition Holdings LLC 7.13%, 6/1/2024(e)(g)	6,229	6,393
MPLX LP
(ICE LIBOR USD 3 Month + 0.90%), 1.21%, 9/9/2021(d)	350	348
6.25%, 10/15/2022	894	903
6.38%, 5/1/2024	1,540	1,588
4.50%, 4/15/2038	680	724
MSCI, Inc. 5.38%, 5/15/2027(e)	4,395	4,796
MTS Systems Corp. 5.75%, 8/15/2027(e)	2,772	2,698
Mueller Water Products, Inc. 5.50%, 6/15/2026(e)	1,425	1,497
Nabors Industries Ltd. 7.25%, 1/15/2026(e)	2,395	1,513
Nabors Industries, Inc. 5.75%, 2/1/2025	3,930	1,552
National CineMedia LLC 5.88%, 4/15/2028(e)	1,130	901
National Rural Utilities Cooperative Finance Corp.
(ICE LIBOR USD 3 Month + 3.63%), 5.25%, 4/20/2046(d)	3,053	3,297
National Securities Clearing Corp. 1.20%, 4/23/2023(e)	250	255
Nationstar Mortgage Holdings, Inc.
8.13%, 7/15/2023(e)	2,707	2,822
9.13%, 7/15/2026(e)	2,360	2,567
6.00%, 1/15/2027(e)	450	459
Navient Corp.
6.50%, 6/15/2022	2,140	2,236
5.00%, 3/15/2027	1,330	1,274
NCR Corp.
8.13%, 4/15/2025(e)	1,030	1,143
5.75%, 9/1/2027(e)	6,319	6,524
6.13%, 9/1/2029(e)	5,370	5,883
Neiman Marcus Group Ltd. LLC
14.00% (Blend (cash 8.00% + PIK 6.00%), 4/25/2024(e)(h)(j)	8,684	2,953
8.00%, 10/25/2024(e)(j)	7,847	353
8.75%, 10/25/2024(e)(j)	5,573	362
Netflix, Inc.
4.88%, 4/15/2028	6,870	7,986
5.88%, 11/15/2028	7,453	9,205
5.38%, 11/15/2029(e)	2,603	3,153
4.88%, 6/15/2030(e)	5,731	6,737
New Albertsons LP
7.75%, 6/15/2026	1,535	1,706
6.63%, 6/1/2028	613	662
7.45%, 8/1/2029	392	439
8.00%, 5/1/2031(g)	3,108	3,527
New York Life Global Funding
(ICE LIBOR USD 3 Month + 0.16%), 0.46%, 10/1/2020(d)(e)	175	175
(ICE LIBOR USD 3 Month + 0.28%), 0.55%, 1/21/2022(d)(e)	460	461
Newell Brands, Inc.
4.88%, 6/1/2025	365	397
4.70%, 4/1/2026(i)	8,195	8,874
5.87%, 4/1/2036(i)	4,455	5,034
Newfield Exploration Co.
5.63%, 7/1/2024	2,010	2,008
5.38%, 1/1/2026	1,515	1,473

JPMorgan Income Builder Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2020 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Nexstar Broadcasting, Inc.
5.63%, 8/1/2024(e)	2,155	2,214
5.63%, 7/15/2027(e)	10,142	10,855
NextEra Energy Capital Holdings, Inc.
(ICE LIBOR USD 3 Month + 0.48%), 1.04%, 5/4/2021(d)	345	346
2.25%, 6/1/2030	4,070	4,383
(ICE LIBOR USD 3 Month + 3.16%), 5.65%, 5/1/2079(d)	4,773	5,420
NextEra Energy Operating Partners LP
4.25%, 7/15/2024(e)	1,811	1,929
4.25%, 9/15/2024(e)	637	678
4.50%, 9/15/2027(e)(g)	986	1,072
Nielsen Co. Luxembourg SARL (The) 5.00%, 2/1/2025(e)(g)	914	938
Nielsen Finance LLC 5.00%, 4/15/2022(e)	13,712	13,772
NIKE, Inc. 3.38%, 3/27/2050	205	251
NiSource, Inc.
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.84%), 5.65%, 6/15/2023(c)(d)(f)	3,592	3,502
4.80%, 2/15/2044	474	635
Nordstrom, Inc. 8.75%, 5/15/2025(e)	1,050	1,150
Norfolk Southern Corp.
2.55%, 11/1/2029	5,134	5,675
3.05%, 5/15/2050	2,925	3,297
Northern States Power Co. 3.40%, 8/15/2042	2,355	2,888
Northrop Grumman Corp. 3.85%, 4/15/2045	4,608	5,736
Northwestern Mutual Life Insurance Co. (The) 3.85%, 9/30/2047(e)	320	391
Novelis Corp.
5.88%, 9/30/2026(e)	3,615	3,857
4.75%, 1/30/2030(e)	4,705	4,908
NRG Energy, Inc.
7.25%, 5/15/2026	2,340	2,524
6.63%, 1/15/2027	7,206	7,674
5.75%, 1/15/2028	704	774
5.25%, 6/15/2029(e)	1,892	2,092
Nuance Communications, Inc. 5.63%, 12/15/2026	3,789	4,040
NuStar Logistics LP
6.00%, 6/1/2026	992	1,017
5.63%, 4/28/2027	2,195	2,143
Oasis Petroleum, Inc.
6.88%, 3/15/2022	5,782	1,072
6.88%, 1/15/2023(g)	1,505	290
6.25%, 5/1/2026(e)(g)	4,347	771
Occidental Petroleum Corp.
2.70%, 8/15/2022	510	492
3.50%, 6/15/2025	2,410	2,276
8.00%, 7/15/2025(g)	5,030	5,495
8.50%, 7/15/2027	6,264	6,976
8.88%, 7/15/2030	6,661	7,494
Oceaneering International, Inc. 6.00%, 2/1/2028	1,175	743
Oncor Electric Delivery Co. LLC 4.10%, 11/15/2048	1,610	2,197
OneMain Finance Corp.
7.75%, 10/1/2021	854	901
6.13%, 5/15/2022	1,830	1,921
5.63%, 3/15/2023	3,088	3,266
6.13%, 3/15/2024	1,060	1,154
6.88%, 3/15/2025	2,110	2,358
7.13%, 3/15/2026	794	931
6.63%, 1/15/2028	4,188	4,799
5.38%, 11/15/2029	1,405	1,482
ONEOK, Inc. 3.40%, 9/1/2029	685	667
Oracle Corp.
2.50%, 5/15/2022	324	335
3.90%, 5/15/2035(g)	3,390	4,263
3.85%, 7/15/2036	610	751
3.60%, 4/1/2040	4,360	5,160
3.60%, 4/1/2050	2,440	2,907
Otis Worldwide Corp. 3.36%, 2/15/2050(e)	765	892
Outfront Media Capital LLC
5.63%, 2/15/2024	1,650	1,666
5.00%, 8/15/2027(e)	2,982	2,920
Owens-Brockway Glass Container, Inc.
5.00%, 1/15/2022(e)	129	129
6.38%, 8/15/2025(e)(g)	1,084	1,160
6.63%, 5/13/2027(e)	2,358	2,553
PACCAR Financial Corp. 0.80%, 6/8/2023	22	22
Pacific Gas and Electric Co. 4.00%, 12/1/2046(g)	2,190	2,332
PacifiCorp
4.10%, 2/1/2042	1,580	2,032
3.30%, 3/15/2051	1,732	2,128
Par Pharmaceutical, Inc. 7.50%, 4/1/2027(e)	6,648	7,071
Parsley Energy LLC
5.38%, 1/15/2025(e)	2,925	3,012
5.25%, 8/15/2025(e)	4,950	5,024
5.63%, 10/15/2027(e)	904	947
4.13%, 2/15/2028(e)	3,565	3,512
PBF Holding Co. LLC
9.25%, 5/15/2025(e)	1,743	1,948
6.00%, 2/15/2028(e)	3,215	2,588
PBF Logistics LP 6.88%, 5/15/2023	1,254	1,213
Peabody Energy Corp.
6.00%, 3/31/2022(e)	502	329
6.38%, 3/31/2025(e)	1,130	565
PECO Energy Co. 2.80%, 6/15/2050	267	305
Penske Automotive Group, Inc. 5.50%, 5/15/2026(g)	5,777	6,037
Performance Food Group, Inc.
6.88%, 5/1/2025(e)(g)	400	431
5.50%, 10/15/2027(e)	4,211	4,348

JPMorgan Income Builder Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2020 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
PetSmart, Inc.
7.13%, 3/15/2023(e)	12,385	12,509
5.88%, 6/1/2025(e)(g)	10,344	10,602
8.88%, 6/1/2025(e)	2,365	2,448
Pfizer, Inc.
2.55%, 5/28/2040	1,330	1,472
2.70%, 5/28/2050	4,960	5,563
PG&E Corp.
5.00%, 7/1/2028	5,914	6,085
5.25%, 7/1/2030	503	523
PGT Innovations, Inc. 6.75%, 8/1/2026(e)	2,080	2,163
Philip Morris International, Inc.
4.38%, 11/15/2041	1,195	1,564
4.13%, 3/4/2043	480	601
4.25%, 11/10/2044	2,570	3,314
Phillips 66 4.88%, 11/15/2044	1,215	1,542
Photo Holdings Merger Sub, Inc. 8.50%, 10/1/2026(e)	10,815	10,009
Piedmont Natural Gas Co., Inc. 3.35%, 6/1/2050	1,175	1,405
Pilgrim’s Pride Corp.
5.75%, 3/15/2025(e)	5,329	5,462
5.88%, 9/30/2027(e)	2,116	2,238
Plains All American Pipeline LP
Series B, (ICE LIBOR USD 3 Month + 4.11%), 6.13%, 11/15/2022(c)(d)(f)	825	576
Plantronics, Inc. 5.50%, 5/31/2023(e)	7,166	6,773
PNC Bank NA 2.63%, 2/17/2022	251	260
PNC Financial Services Group, Inc. (The)
Series O, (ICE LIBOR USD 3 Month + 3.68%), 6.75%, 8/1/2021(c)(d)(f)	10,102	10,279
Series R, (ICE LIBOR USD 3 Month + 3.04%), 4.85%, 6/1/2023(c)(d)(f)	8,712	8,712
Series S, (ICE LIBOR USD 3 Month + 3.30%), 5.00%, 11/1/2026(c)(d)(f)	4,756	4,964
Polaris Intermediate Corp. 8.50% (cash), 12/1/2022(e)(g)(h)	3,361	3,419
Post Holdings, Inc.
5.00%, 8/15/2026(e)	2,728	2,859
5.75%, 3/1/2027(e)	5,130	5,464
5.63%, 1/15/2028(e)	1,900	2,076
5.50%, 12/15/2029(e)	2,860	3,139
4.63%, 4/15/2030(e)	2,427	2,554
Presidio Holdings, Inc. 4.88%, 2/1/2027(e)(g)	1,785	1,821
Prestige Brands, Inc.
6.38%, 3/1/2024(e)(g)	3,220	3,333
5.13%, 1/15/2028(e)	900	944
Pricoa Global Funding I 2.20%, 6/3/2021(e)	176	179
Prime Security Services Borrower LLC
5.25%, 4/15/2024(e)	2,327	2,501
5.75%, 4/15/2026(e)(g)	8,426	9,353
Procter & Gamble Co. (The) 3.55%, 3/25/2040	3,467	4,434
Progressive Corp. (The)
Series B, (ICE LIBOR USD 3 Month + 2.54%), 5.38%, 3/15/2023(c)(d)(f)	10,800	10,882
Protective Life Global Funding 2.92%, 4/15/2022(e)(g)	681	709
Prudential Financial, Inc.
(ICE LIBOR USD 3 Month + 4.18%), 5.87%, 9/15/2042(d)	4,231	4,534
(ICE LIBOR USD 3 Month + 3.92%), 5.63%, 6/15/2043(d)	19,489	21,105
4.35%, 2/25/2050	750	987
PTC, Inc.
3.63%, 2/15/2025(e)	940	975
4.00%, 2/15/2028(e)	820	861
Public Service Co. of Colorado Series 36, 2.70%, 1/15/2051(g)	405	449
Public Service Electric and Gas Co. 2.70%, 5/1/2050	785	883
QEP Resources, Inc.
5.38%, 10/1/2022	1,144	915
5.25%, 5/1/2023	1,072	748
5.63%, 3/1/2026(g)	1,350	786
Qorvo, Inc. 5.50%, 7/15/2026	3,537	3,796
QUALCOMM, Inc. 3.25%, 5/20/2050	4,255	5,013
Quicken Loans LLC
5.75%, 5/1/2025(e)	3,596	3,707
5.25%, 1/15/2028(e)	5,290	5,714
Qwest Corp. 7.25%, 9/15/2025	325	376
Radian Group, Inc.
4.50%, 10/1/2024	2,265	2,276
4.88%, 3/15/2027	1,859	1,808
Rain CII Carbon LLC 7.25%, 4/1/2025(e)	4,225	4,151
Range Resources Corp. 4.88%, 5/15/2025(g)	4,485	3,756
Raytheon Technologies Corp.
4.15%, 5/15/2045	4,355	5,544
3.13%, 7/1/2050(g)	3,730	4,315
RBS Global, Inc. 4.88%, 12/15/2025(e)	1,560	1,603
Refinitiv US Holdings, Inc.
6.25%, 5/15/2026(e)	2,627	2,840
8.25%, 11/15/2026(e)	3,869	4,269
Reliance Standard Life Global Funding II 2.15%, 1/21/2023(e)	295	302
Revlon Consumer Products Corp. 6.25%, 8/1/2024	2,027	370
RHP Hotel Properties LP
REIT, 5.00%, 4/15/2023	3,363	3,270

JPMorgan Income Builder Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2020 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
REIT, 4.75%, 10/15/2027	4,562	4,243
Rite Aid Corp.
7.50%, 7/1/2025(e)	2,722	2,770
8.00%, 11/15/2026(e)	3,886	4,002
Roper Technologies, Inc. 2.00%, 6/30/2030	975	1,017
Royal Caribbean Cruises Ltd.
10.88%, 6/1/2023(e)	2,590	2,730
9.13%, 6/15/2023(e)	447	457
11.50%, 6/1/2025(e)	7,504	8,268
Sabre GLBL, Inc.
5.38%, 4/15/2023(e)	6,087	5,973
5.25%, 11/15/2023(e)	2,152	2,112
9.25%, 4/15/2025(e)	1,432	1,577
SBA Communications Corp.
REIT, 4.00%, 10/1/2022	314	318
REIT, 4.88%, 9/1/2024	3,980	4,090
Science Applications International Corp. 4.88%, 4/1/2028(e)	710	744
Scientific Games International, Inc. 5.00%, 10/15/2025(e)	4,097	4,061
Scotts Miracle-Gro Co. (The)
5.25%, 12/15/2026	2,180	2,332
4.50%, 10/15/2029	640	678
Scripps Escrow, Inc. 5.88%, 7/15/2027(e)	880	884
Sealed Air Corp.
5.25%, 4/1/2023(e)	633	673
5.13%, 12/1/2024(e)	355	390
Sempra Energy
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.55%), 4.88%, 10/15/2025(c)(d)(f)	9,265	9,592
Sensata Technologies BV
4.88%, 10/15/2023(e)	4,531	4,763
5.63%, 11/1/2024(e)	1,825	1,989
5.00%, 10/1/2025(e)	895	967
Sensata Technologies UK Financing Co. plc 6.25%, 2/15/2026(e)	12,061	12,695
Service Corp. International
8.00%, 11/15/2021	1,240	1,317
5.38%, 5/15/2024	6,180	6,302
7.50%, 4/1/2027	2,735	3,173
4.63%, 12/15/2027	825	877
5.13%, 6/1/2029	3,005	3,320
Sinclair Television Group, Inc.
5.63%, 8/1/2024(e)	3,933	3,977
5.88%, 3/15/2026(e)	205	205
5.13%, 2/15/2027(e)	2,890	2,829
Sirius XM Radio, Inc.
4.63%, 7/15/2024(e)	3,675	3,870
5.38%, 7/15/2026(e)	7,266	7,656
5.00%, 8/1/2027(e)	7,829	8,344
5.50%, 7/1/2029(e)	1,642	1,829
Six Flags Entertainment Corp.
4.88%, 7/31/2024(e)	6,550	6,220
5.50%, 4/15/2027(e)(g)	874	826
Six Flags Theme Parks, Inc. 7.00%, 7/1/2025(e)	1,390	1,492
SM Energy Co.
5.63%, 6/1/2025	3,980	2,069
6.75%, 9/15/2026	968	484
6.63%, 1/15/2027(g)	3,281	1,616
Solera LLC 10.50%, 3/1/2024(e)	1,908	2,019
Southern California Edison Co.
Series E, (ICE LIBOR USD 3 Month + 4.20%), 6.25%, 2/1/2022(c)(d)(f)	2,040	2,020
3.65%, 2/1/2050	1,945	2,221
Southwestern Energy Co.
6.45%, 1/23/2025(g)(i)	3,097	2,861
7.50%, 4/1/2026	477	448
7.75%, 10/1/2027(g)	1,165	1,095
Southwestern Public Service Co. 3.40%, 8/15/2046	650	765
Spectrum Brands, Inc.
6.13%, 12/15/2024	3,812	3,926
5.75%, 7/15/2025	7,488	7,713
5.00%, 10/1/2029(e)	2,486	2,561
5.50%, 7/15/2030(e)	2,135	2,215
Spirit AeroSystems, Inc. 7.50%, 4/15/2025(e)	4,150	4,079
Sprint Capital Corp.
6.88%, 11/15/2028	140	181
8.75%, 3/15/2032	18,554	28,620
Sprint Communications, Inc. 11.50%, 11/15/2021	305	343
Sprint Corp.
7.25%, 9/15/2021	1,006	1,064
7.88%, 9/15/2023	18,616	21,594
7.13%, 6/15/2024	6,327	7,381
7.63%, 2/15/2025	33,116	40,222
7.63%, 3/1/2026	29,453	36,816
SPX FLOW, Inc.
5.63%, 8/15/2024(e)	1,969	2,026
5.88%, 8/15/2026(e)	2,175	2,278
SS&C Technologies, Inc. 5.50%, 9/30/2027(e)	8,338	8,963
Standard Industries, Inc.
6.00%, 10/15/2025(e)	3,115	3,244
5.00%, 2/15/2027(e)	1,647	1,759
4.75%, 1/15/2028(e)	8,598	9,189
Stanley Black & Decker, Inc.
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.66%), 4.00%, 3/15/2060(d)	670	698
Staples, Inc.
7.50%, 4/15/2026(e)	15,693	13,768
10.75%, 4/15/2027(e)(g)	7,739	4,914
Starbucks Corp.
3.75%, 12/1/2047	955	1,118
3.35%, 3/12/2050	830	915
State Street Corp.
Series F, (ICE LIBOR USD 3 Month + 3.60%), 5.25%, 9/15/2020(c)(d)(f)	6,363	6,339

JPMorgan Income Builder Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2020 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Series H, (ICE LIBOR USD 3 Month + 2.54%), 5.63%, 12/15/2023(c)(d)(f)	9,420	9,349
(SOFR + 2.65%), 3.15%, 3/30/2031(d)(e)	285	329
Station Casinos LLC
5.00%, 10/1/2025(e)(g)	2,945	2,786
4.50%, 2/15/2028(e)	5,250	4,699
Steel Dynamics, Inc.
4.13%, 9/15/2025	1,440	1,475
5.00%, 12/15/2026	1,085	1,157
Stevens Holding Co., Inc. 6.13%, 10/1/2026(e)	1,940	2,076
Stryker Corp. 2.90%, 6/15/2050	1,180	1,290
Summit Materials LLC
6.13%, 7/15/2023	1,475	1,476
5.13%, 6/1/2025(e)	1,270	1,298
5.25%, 1/15/2029(e)(m)	952	988
Summit Midstream Holdings LLC
5.50%, 8/15/2022	799	519
5.75%, 4/15/2025	3,155	1,546
Sunoco Logistics Partners Operations LP 4.00%, 10/1/2027	1,315	1,347
Sunoco LP
4.88%, 1/15/2023	1,540	1,565
6.00%, 4/15/2027	2,015	2,126
5.88%, 3/15/2028	423	442
Tallgrass Energy Partners LP
5.50%, 9/15/2024(e)	2,040	1,957
6.00%, 3/1/2027(e)	1,000	908
5.50%, 1/15/2028(e)	710	632
Targa Resources Partners LP
4.25%, 11/15/2023	2,888	2,910
6.75%, 3/15/2024	8,710	8,916
5.13%, 2/1/2025	2,869	2,912
5.88%, 4/15/2026	4,488	4,770
6.50%, 7/15/2027(g)	3,538	3,786
5.00%, 1/15/2028	1,745	1,780
6.88%, 1/15/2029	1,906	2,150
Teachers Insurance & Annuity Association of America 3.30%, 5/15/2050(e)	5,325	5,886
Team Health Holdings, Inc. 6.38%, 2/1/2025(e)(g)	7,717	4,476
TEGNA, Inc.
5.50%, 9/15/2024(e)(g)	725	742
4.63%, 3/15/2028(e)	1,820	1,797
Teleflex, Inc. 4.88%, 6/1/2026	368	386
Tempur Sealy International, Inc.
5.63%, 10/15/2023	4,942	5,047
5.50%, 6/15/2026	9,236	9,653
Tenet Healthcare Corp.
6.75%, 6/15/2023	7,475	7,886
4.63%, 7/15/2024	4,053	4,144
4.63%, 9/1/2024(e)	1,018	1,041
7.50%, 4/1/2025(e)	1,374	1,520
5.13%, 5/1/2025	6,321	6,503
7.00%, 8/1/2025(g)	870	898
4.88%, 1/1/2026(e)	21,631	22,625
6.25%, 2/1/2027(e)	19,083	20,270
5.13%, 11/1/2027(e)	8,371	8,894
4.63%, 6/15/2028(e)	907	954
Tennant Co. 5.63%, 5/1/2025	4,377	4,530
Tenneco, Inc. 5.00%, 7/15/2026	4,155	2,784
Terex Corp. 5.63%, 2/1/2025(e)(g)	6,140	6,225
Terraform Global Operating LLC 6.13%, 3/1/2026(e)	1,712	1,729
TerraForm Power Operating LLC
4.25%, 1/31/2023(e)	1,869	1,959
5.00%, 1/31/2028(e)	1,839	2,028
Texas Competitive Electric Holdings Co. LLC
8.50%, 10/20/2020‡(j)	16,772	8
8.50%, 12/31/2020‡(j)	12,477	1
Thermo Fisher Scientific, Inc.
4.50%, 3/25/2030	11,265	14,328
T-Mobile USA, Inc.
6.00%, 3/1/2023	1,598	1,612
6.38%, 3/1/2025	2,030	2,084
3.50%, 4/15/2025(e)	2,240	2,475
5.13%, 4/15/2025	1,704	1,747
6.50%, 1/15/2026	17,580	18,532
4.50%, 2/1/2026	10,879	11,205
3.75%, 4/15/2027(e)	2,250	2,556
4.75%, 2/1/2028	19,226	20,833
3.88%, 4/15/2030(e)	2,250	2,576
4.38%, 4/15/2040(e)	2,995	3,667
4.50%, 4/15/2050(e)	2,075	2,603
Toyota Motor Credit Corp.
(SOFR + 0.40%), 0.49%, 10/23/2020(d)	928	928
TransDigm, Inc. 6.25%, 3/15/2026(e)	9,380	9,896
Transocean Guardian Ltd. 5.88%, 1/15/2024(e)	1,604	1,415
Transocean Pontus Ltd. 6.13%, 8/1/2025(e)(g)	4,528	4,177
Transocean Poseidon Ltd. 6.88%, 2/1/2027(e)	2,486	2,244
Transocean Proteus Ltd. 6.25%, 12/1/2024(e)	400	374
Transocean, Inc.
7.25%, 11/1/2025(e)(g)	3,541	1,735
7.50%, 1/15/2026(e)	2,710	1,328
Travelers Cos., Inc. (The)
3.75%, 5/15/2046	815	1,018
2.55%, 4/27/2050	260	280
TreeHouse Foods, Inc. 6.00%, 2/15/2024(e)	4,010	4,140
TriMas Corp. 4.88%, 10/15/2025(e)	2,315	2,368
Trinseo Materials Operating SCA 5.38%, 9/1/2025(e)(g)	9,060	8,947
TripAdvisor, Inc. 7.00%, 7/15/2025(e)	174	182

JPMorgan Income Builder Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2020 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Triumph Group, Inc.
6.25%, 9/15/2024(e)	545	481
7.75%, 8/15/2025(g)	1,670	1,082
Tronox, Inc.
6.50%, 4/15/2026(e)	1,755	1,759
Truist Financial Corp.
Series N, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.00%), 4.80%, 9/1/2024(c)(d)(f)	4,320	4,355
Series L, (ICE LIBOR USD 3 Month + 3.10%), 5.05%, 12/15/2024(c)(d)(f)	4,268	3,942
Series P, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.61%), 4.95%, 9/1/2025(c)(d)(f)	2,950	3,149
Series M, (ICE LIBOR USD 3 Month + 2.79%), 5.13%, 12/15/2027(c)(d)(f)	8,713	8,613
Series Q, (US Treasury Yield Curve Rate T Note Constant Maturity 10 Year + 4.35%), 5.10%, 3/1/2030(c)(d)(f)	7,559	8,202
Tucson Electric Power Co.
4.00%, 6/15/2050	1,491	1,881
TWDC Enterprises 18 Corp.
2.55%, 2/15/2022	242	250
UDR, Inc.
REIT, 3.00%, 8/15/2031	1,355	1,501
Union Electric Co.
4.00%, 4/1/2048	219	287
Union Pacific Corp.
3.25%, 2/5/2050	1,270	1,489
3.95%, 8/15/2059	1,785	2,281
United Airlines Holdings, Inc.
5.00%, 2/1/2024(g)	2,404	2,007
4.88%, 1/15/2025(g)	2,345	1,917
United Rentals North America, Inc.
5.50%, 7/15/2025	3,281	3,375
4.63%, 10/15/2025	8,030	8,261
5.88%, 9/15/2026	931	994
6.50%, 12/15/2026	8,423	9,350
5.50%, 5/15/2027	10,010	10,761
4.88%, 1/15/2028	3,315	3,559
5.25%, 1/15/2030	2,500	2,737
3.88%, 2/15/2031	4,089	4,089
United States Cellular Corp.
6.70%, 12/15/2033	1,860	2,332
United States Steel Corp.
12.00%, 6/1/2025(e)	3,436	3,554
6.88%, 8/15/2025(g)	808	557
6.25%, 3/15/2026(g)	2,223	1,484
UnitedHealth Group, Inc.
4.25%, 4/15/2047	2,587	3,524
3.13%, 5/15/2060	1,135	1,331
Uniti Group LP
REIT, 6.00%, 4/15/2023(e)	2,600	2,600
REIT, 8.25%, 10/15/2023(g)	1,144	1,110
REIT, 7.13%, 12/15/2024(e)	55	52
Upjohn, Inc.
3.85%, 6/22/2040(e)	680	774
4.00%, 6/22/2050(e)	1,460	1,664
US Bancorp
Series I, (ICE LIBOR USD 3 Month + 3.49%), 5.13%, 1/15/2021(c)(d)(f)	4,830	4,800
US Renal Care, Inc.
10.63%, 7/15/2027(e)	900	959
Vail Resorts, Inc.
6.25%, 5/15/2025(e)	1,142	1,231
Valvoline, Inc.
4.25%, 2/15/2030(e)	1,400	1,472
Venator Finance SARL
5.75%, 7/15/2025(e)	3,375	2,510
Verizon Communications, Inc.
4.40%, 11/1/2034	1,185	1,529
4.27%, 1/15/2036	2,265	2,910
3.85%, 11/1/2042	1,275	1,611
4.86%, 8/21/2046	5,150	7,356
4.52%, 9/15/2048	2,190	3,051
ViacomCBS, Inc.
4.95%, 5/19/2050	2,970	3,578
(ICE LIBOR USD 3 Month + 3.90%), 5.87%, 2/28/2057(d)	2,192	2,288
(ICE LIBOR USD 3 Month + 3.90%), 6.25%, 2/28/2057(d)(g)	7,455	8,275
VICI Properties LP
REIT, 3.50%, 2/15/2025(e)	1,195	1,210
REIT, 4.25%, 12/1/2026(e)	7,084	7,297
REIT, 3.75%, 2/15/2027(e)	1,875	1,889
REIT, 4.63%, 12/1/2029(e)	4,688	4,934
REIT, 4.13%, 8/15/2030(e)	1,620	1,639
Vista Outdoor, Inc.
5.88%, 10/1/2023(g)	7,094	7,094
Vistra Operations Co. LLC
5.50%, 9/1/2026(e)	212	223
5.63%, 2/15/2027(e)	6,585	7,069
W&T Offshore, Inc.
9.75%, 11/1/2023(e)	4,630	3,087
W.R. Grace & Co.-Conn.
5.63%, 10/1/2024(e)	1,010	1,093
Wabash National Corp.
5.50%, 10/1/2025(e)	3,730	3,627
Wachovia Capital Trust III
(ICE LIBOR USD 3 Month + 0.93%), 5.57%, 9/8/2020(c)(d)(f)	842	838
Walmart, Inc.
2.95%, 9/24/2049	1,200	1,448
Welbilt, Inc.
9.50%, 2/15/2024(g)	2,435	2,301
Wells Fargo & Co.
2.63%, 7/22/2022	469	488

JPMorgan Income Builder Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2020 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Series S, (ICE LIBOR USD 3 Month + 3.11%), 5.90%, 6/15/2024(c)(d)(f)	7,127	7,241
Series U, (ICE LIBOR USD 3 Month + 3.99%), 5.87%, 6/15/2025(c)(d)(f)	2,897	3,136
(SOFR + 2.53%), 3.07%, 4/30/2041(d)	2,790	3,048
(ICE LIBOR USD 3 Month + 4.24%), 5.01%, 4/4/2051(d)	3,145	4,539
Welltower, Inc.
REIT, 2.75%, 1/15/2031	1,415	1,443
WESCO Distribution, Inc.
5.38%, 6/15/2024	2,287	2,338
7.13%, 6/15/2025(e)	5,708	6,264
7.25%, 6/15/2028(e)	5,708	6,236
Western Digital Corp.
4.75%, 2/15/2026(g)	4,512	4,907
Whiting Petroleum Corp.
5.75%, 3/15/2021(j)	2,310	393
6.25%, 4/1/2023(j)	2,140	385
6.63%, 1/15/2026(j)	6,703	1,156
William Carter Co. (The)
5.63%, 3/15/2027(e)	7,290	7,764
Windstream Services LLC
9.00%, 6/30/2025(e)(j)	15,731	786
8.63%, 10/31/2025(e)(i)	2,498	1,499
Wisconsin Power and Light Co.
3.65%, 4/1/2050	975	1,228
WMG Acquisition Corp.
5.50%, 4/15/2026(e)	3,018	3,131
Wolverine Escrow LLC
9.00%, 11/15/2026(e)	10,310	7,475
13.13%, 11/15/2027(e)	1,855	1,224
WPX Energy, Inc.
8.25%, 8/1/2023	720	806
5.75%, 6/1/2026(g)	3,249	3,314
5.88%, 6/15/2028	2,496	2,557
4.50%, 1/15/2030	2,345	2,183
Wyndham Destinations, Inc.
4.25%, 3/1/2022	162	161
6.35%, 10/1/2025(g)(i)	1,258	1,314
5.75%, 4/1/2027(i)	1,602	1,586
Wynn Las Vegas LLC
5.50%, 3/1/2025(e)	11,657	10,958
Wynn Resorts Finance LLC
5.13%, 10/1/2029(e)	6,555	6,276
Xcel Energy, Inc.
3.50%, 12/1/2049	380	464
Xerox Corp.
4.12%, 3/15/2023(i)	2,347	2,414
XPO Logistics, Inc.
6.50%, 6/15/2022(e)	2,310	2,316
6.13%, 9/1/2023(e)	4,967	5,065
6.75%, 8/15/2024(e)	4,161	4,475
Yum! Brands, Inc.
7.75%, 4/1/2025(e)	900	1,010
4.75%, 1/15/2030(e)	1,834	1,990
Zoetis, Inc.
2.00%, 5/15/2030(g)	2,370	2,503
4.45%, 8/20/2048	2,655	3,685
3.00%, 5/15/2050	3,895	4,405

		4,089,777

TOTAL CORPORATE BONDS (Cost $4,793,311)		4,808,002

	Shares (000)
COMMON STOCKS — 33.3%
Australia — 0.8%
Adbri Ltd.(g)	366	576
AGL Energy Ltd.	407	4,820
Alumina Ltd.	1,281	1,389
APA Group	304	2,382
Atlas Arteria Ltd.	182	852
AusNet Services	936	1,196
Bank of Queensland Ltd.	131	555
Bendigo & Adelaide Bank Ltd.	169	827
BHP Group plc	508	10,991
Charter Hall Long Wale, REIT	1,206	3,972
CSR Ltd.	225	561
Dexus, REIT	1,200	7,284
Goodman Group, REIT	1,450	17,625
IOOF Holdings Ltd.(g)	289	936
Mirvac Group, REIT	6,711	9,987
Rio Tinto plc	421	25,640
Sonic Healthcare Ltd.	48	1,108
Spark Infrastructure Group	719	1,159
Sydney Airport	728	2,725
Transurban Group	296	2,930
Wesfarmers Ltd.	52	1,727
Woodside Petroleum Ltd.	74	1,049

		100,291

Austria — 0.0%(a)
ANDRITZ AG	25	823
OMV AG*	32	998
Raiffeisen Bank International AG*	55	953
Verbund AG	19	1,017

		3,791

Belgium — 0.2%
Ageas SA	30	1,108
KBC Group NV	27	1,526
Proximus SADP	48	979
Shurgard Self Storage SA	191	7,475
Solvay SA	12	912
Telenet Group Holding NV	19	755
Warehouses De Pauw CVA, REIT, CVA	304	9,789

		22,544

Brazil — 0.2%
Ambev SA, ADR*	2,657	7,121
BB Seguridade Participacoes SA	945	5,044
Itau Unibanco Holding SA (Preference)	1,538	7,931

		20,096

Canada — 0.8%
Advanz Pharma Corp. Ltd.*	171	565
Algonquin Power & Utilities Corp.	140	1,934

JPMorgan Income Builder Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2020 (Unaudited) (continued)

Investments	Shares (000)	Value ($000)
Allied Properties, REIT	433	12,974
AltaGas Ltd.	143	1,797
Atco Ltd., Class I	24	761
BCE, Inc.	48	2,032
Canadian Apartment Properties, REIT	323	11,730
Canadian Imperial Bank of Commerce	26	1,811
Canadian Utilities Ltd., Class A	133	3,406
Capital Power Corp.(g)	52	1,107
Emera, Inc.	75	3,117
Enbridge, Inc.	63	2,002
Fortis, Inc.	131	5,319
Great-West Lifeco, Inc.	36	629
Husky Energy, Inc.	171	549
Hydro One Ltd.(b)	195	4,156
IGM Financial, Inc.(g)	54	1,336
Inter Pipeline Ltd.	134	1,256
Northland Power, Inc.	70	1,911
Nutrien Ltd.	51	1,674
Pembina Pipeline Corp.	56	1,365
Power Corp. of Canada	105	1,862
Rogers Communications, Inc., Class B	10	425
Shaw Communications, Inc., Class B	115	2,099
Superior Plus Corp.	83	726
TC Energy Corp.	294	13,400
TELUS Corp.	119	2,070
Thomson Reuters Corp.	30	2,102
Toronto-Dominion Bank (The)	294	13,006

		97,121

Cayman Islands — 0.0%(a)
Telford Offshore Holdings Ltd.*‡	58	22

Chile — 0.0%(a)
Banco Santander Chile, ADR	135	2,317

China — 1.5%
China Construction Bank Corp., Class H	25,622	18,682
China Life Insurance Co. Ltd., Class H	1,938	4,446
China Merchants Bank Co. Ltd., Class H	2,311	10,783
China Mobile Ltd.	1,191	8,130
China Overseas Land & Investment Ltd.	5,451	16,610
China Pacific Insurance Group Co. Ltd., Class H	3,318	9,614
China Petroleum & Chemical Corp., Class H	11,246	4,791
CNOOC Ltd.	5,722	6,040
Fuyao Glass Industry Group Co. Ltd., Class A	1,013	3,536
Guangdong Investment Ltd.	2,324	3,757
Haier Electronics Group Co. Ltd.	1,102	3,829
Huayu Automotive Systems Co. Ltd., Class A	1,422	4,267
Inner Mongolia Yili Industrial Group Co. Ltd., Class A	3,181	16,664
Jiangsu Yanghe Brewery Joint-Stock Co. Ltd., Class A	769	14,877
Joyoung Co. Ltd., Class A	941	5,260
Midea Group Co. Ltd., Class A	2,145	22,003
Ping An Insurance Group Co. of China Ltd., Class H	2,268	23,925
Postal Savings Bank of China Co. Ltd., Class H(b)	10,834	5,969

		183,183

Czech Republic — 0.0%(a)
Komercni banka A/S*	92	2,128

Denmark — 0.2%
Carlsberg A/S, Class B	92	13,653
Novo Nordisk A/S, Class B	70	4,605
Pandora A/S	25	1,594

		19,852

Finland — 0.2%
Elisa OYJ	18	1,060
Fortum OYJ	315	6,400
Kone OYJ, Class B	22	1,765
Neste OYJ	39	1,811
Nordea Bank Abp	398	3,074
Orion OYJ, Class B(g)	38	1,642
Stora Enso OYJ, Class R	101	1,266
UPM-Kymmene OYJ	59	1,565
Wartsila OYJ Abp	150	1,253

		19,836

France — 1.0%
Aeroports de Paris	6	543
Amundi SA*(b)	14	1,037
Atos SE*	24	2,085
AXA SA(g)	113	2,259
BNP Paribas SA*	59	2,361
Bouygues SA	38	1,357
Casino Guichard Perrachon SA*(g)	16	432
Cie de Saint-Gobain*	31	1,159
Cie Generale des Etablissements Michelin SCA(g)	15	1,532
Covivio, REIT	147	10,566
Credit Agricole SA*	117	1,122
Eiffage SA*	12	1,083
Electricite de France SA	239	2,421
Engie SA*	397	5,295
Eutelsat Communications SA	148	1,495
Gecina SA, REIT	10	1,342
ICADE, REIT	12	784
LVMH Moet Hennessy Louis Vuitton SE	35	15,363
Orange SA	138	1,621
Peugeot SA*	88	1,407
Publicis Groupe SA	37	1,168
Renault SA*	29	678
Rexel SA*	80	944
Rubis SCA	26	1,246
Safran SA*	121	12,916
Sanofi	46	4,810
Schneider Electric SE	140	16,098
Societe Generale SA*	32	492
Suez SA(g)	257	3,391
TOTAL SE	101	3,810

JPMorgan Income Builder Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2020 (Unaudited) (continued)

Investments	Shares (000)	Value ($000)
Veolia Environnement SA	174	3,984
Vinci SA	160	13,739

		118,540

Germany — 0.8%
adidas AG*	45	12,350
Allianz SE (Registered)	20	4,122
BASF SE	47	2,580
Bayer AG (Registered)	71	4,689
Bayerische Motoren Werke AG	28	1,793
Deutsche Post AG (Registered)	52	2,098
Deutsche Telekom AG (Registered)	172	2,863
E.ON SE	438	5,146
Evonik Industries AG	44	1,179
Hannover Rueck SE	7	1,214
HeidelbergCement AG	24	1,306
Muenchener Rueckversicherungs-Gesellschaft AG (Registered)	57	15,110
Porsche Automobil Holding SE (Preference)*	22	1,264
ProSiebenSat.1 Media SE*	37	385
Scout24 AG(b)	14	1,174
Siemens AG (Registered)	131	16,638
Telefonica Deutschland Holding AG	1,030	2,810
TUI AG(g)	184	696
Uniper SE	58	2,010
Volkswagen AG (Preference)	49	7,190
Vonovia SE	270	17,481

		104,098

Hong Kong — 0.5%
CK Infrastructure Holdings Ltd.	356	1,854
CLP Holdings Ltd.	294	2,780
Hang Seng Bank Ltd.	529	8,325
HKT Trust & HKT Ltd.	4,597	6,773
Hong Kong & China Gas Co. Ltd.	1,634	2,342
Hong Kong Exchanges & Clearing Ltd.	351	16,722
Link, REIT	1,426	11,062
Power Assets Holdings Ltd.	469	2,612
VTech Holdings Ltd.	165	893
WH Group Ltd.(b)	6,061	5,395
Yue Yuen Industrial Holdings Ltd.	779	1,236

		59,994

India — 0.5%
Infosys Ltd., ADR	1,294	16,626
ITC Ltd.	5,403	14,006
Tata Consultancy Services Ltd.	1,222	37,135

		67,767

Indonesia — 0.2%
Bank Rakyat Indonesia Persero Tbk. PT	51,368	11,158
Telekomunikasi Indonesia Persero Tbk. PT	61,693	12,868

		24,026

Ireland — 0.0%(a)
CRH plc	55	1,993
Smurfit Kappa Group plc	35	1,171

		3,164

Italy — 0.4%
A2A SpA	2,626	3,773
Assicurazioni Generali SpA	106	1,589
Atlantia SpA*	137	2,187
Enel SpA	2,010	18,411
Eni SpA	122	1,087
ERG SpA	31	754
Hera SpA	376	1,447
Intesa Sanpaolo SpA*	1,883	3,838
Iren SpA	312	788
Italgas SpA	332	2,133
Mediobanca Banca di Credito Finanziario SpA	131	1,056
Poste Italiane SpA(b)	119	1,089
Snam SpA	954	5,079
Telecom Italia SpA	2,637	1,060
Terna Rete Elettrica Nazionale SpA	608	4,536

		48,827

Japan — 1.3%
Aozora Bank Ltd.	89	1,419
Chubu Electric Power Co., Inc.	213	2,534
Chugoku Electric Power Co., Inc. (The)	154	1,873
Daiwa House REIT Investment Corp., REIT	3	7,327
Electric Power Development Co. Ltd.	68	924
ENEOS Holdings, Inc.	507	1,778
FANUC Corp.	10	1,738
H.U. Group Holdings, Inc.	53	1,186
Hokkaido Electric Power Co., Inc.	167	646
Invesco Office J-Reit, Inc., REIT	51	6,000
Japan Airlines Co. Ltd.	38	607
Japan Hotel REIT Investment Corp., REIT	16	5,651
Japan Post Holdings Co. Ltd.	83	568
Japan Tobacco, Inc.	76	1,301
JFE Holdings, Inc.	216	1,418
Kamigumi Co. Ltd.	49	885
Kansai Electric Power Co., Inc. (The)	504	4,798
KDDI Corp.	67	2,130
Kenedix Office Investment Corp., REIT	2	8,233
Kenedix Retail REIT Corp., REIT	4	6,880
Kyushu Electric Power Co., Inc.	253	2,124
Lawson, Inc.	28	1,404
Matsui Securities Co. Ltd.	146	1,196
Mitsubishi Chemical Holdings Corp.	69	370
Mitsubishi Logistics Corp.	28	767
Mitsui Fudosan Logistics Park, Inc., REIT	2	8,869
Nippon Accommodations Fund, Inc., REIT	2	11,654
Nippon Prologis REIT, Inc., REIT	4	13,666
Nippon Telegraph & Telephone Corp.	806	18,699
Nissan Motor Co. Ltd.	255	873
NTT DOCOMO, Inc.	76	2,087
Orix JREIT, Inc., REIT	4	4,695
Otsuka Corp.	127	6,617
Shikoku Electric Power Co., Inc.	92	616
Takeda Pharmaceutical Co. Ltd.	33	1,211
Tohoku Electric Power Co., Inc.	303	2,861

JPMorgan Income Builder Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2020 (Unaudited) (continued)

Investments	Shares (000)	Value ($000)
Tokio Marine Holdings, Inc.	221	9,315
Tokyo Electron Ltd.	8	2,324
Toyota Motor Corp.	285	16,931

		164,175

Macau — 0.1%
Sands China Ltd.	2,700	10,295

Mexico — 0.2%
Bolsa Mexicana de Valores SAB de CV(g)	740	1,502
Grupo Financiero Banorte SAB de CV, Class O*	560	2,007
Kimberly-Clark de Mexico SAB de CV, Class A	3,357	5,519
Wal-Mart de Mexico SAB de CV	7,172	16,880

		25,908

Netherlands — 0.3%
ABN AMRO Bank NV, CVA(b)	98	815
Aegon NV	326	956
Akzo Nobel NV	93	8,718
Eurocommercial Properties NV, REIT, CVA	276	3,413
ING Groep NV	977	6,813
Koninklijke Ahold Delhaize NV	74	2,134
Koninklijke KPN NV(g)	477	1,256
NN Group NV	38	1,376
Randstad NV*	22	1,066
Royal Dutch Shell plc, Class A	96	1,405
Royal Dutch Shell plc, Class B	306	4,289

		32,241

New Zealand — 0.0%(a)
Contact Energy Ltd.	352	1,369
Spark New Zealand Ltd.	684	2,241
UCI Holdings LLC*‡	65	2,330

		5,940

Norway — 0.1%
Aker BP ASA	85	1,618
DNB ASA	98	1,506
Equinor ASA	90	1,354
Gjensidige Forsikring ASA*	48	993
Orkla ASA	117	1,155
Telenor ASA	186	2,868
Yara International ASA	31	1,316

		10,810

Peru — 0.0%(a)
Southern Copper Corp.	54	2,354

Portugal — 0.0%(a)
EDP — Energias de Portugal SA	988	4,965
Galp Energia SGPS SA	84	875

		5,840

Russia — 0.4%
Alrosa PJSC	4,563	4,209
Evraz plc	477	1,766
LUKOIL PJSC, ADR	117	7,965
Moscow Exchange MICEX-RTS PJSC	8,179	14,707
Sberbank of Russia PJSC	7,034	21,062
Sberbank of Russia PJSC	421	1,260
Severstal PAO, GDR(b)	297	3,618
Severstal PAO, GDR(b)	10	126

		54,713

Saudi Arabia — 0.1%
Al Rajhi Bank	730	11,469

Singapore — 0.2%
Ascendas, REIT	6,048	15,655
Mapletree Logistics Trust, REIT	6,137	9,559
SATS Ltd.	439	879
StarHub Ltd.	709	631

		26,724

South Africa — 0.2%
Absa Group Ltd.	362	1,678
Anglo American plc	90	2,170
AVI Ltd.	550	2,272
Bid Corp. Ltd.	335	5,519
FirstRand Ltd.	1,076	2,452
SPAR Group Ltd. (The)	220	2,117
Vodacom Group Ltd.	679	5,099

		21,307

South Korea — 0.5%
KT&G Corp.	123	8,317
Samsung Electronics Co. Ltd.	997	48,706
SK Telecom Co. Ltd., ADR	213	4,330

		61,353

Spain — 0.8%
Acciona SA	14	1,499
ACS Actividades de Construccion y Servicios SA	45	1,044
Aena SME SA*(b)	21	2,702
Atlantica Sustainable Infrastructure plc	49	1,464
Bankinter SA	194	1,007
CaixaBank SA	591	1,272
Cellnex Telecom SA(b)	116	7,281
Enagas SA	173	4,371
Endesa SA	177	5,053
Iberdrola SA	3,130	40,455
Iberdrola SA*	7	93
Industria de Diseno Textil SA	496	13,135
Inmobiliaria Colonial Socimi SA, REIT	632	5,419
Naturgy Energy Group SA	253	4,713
Red Electrica Corp. SA	227	4,420
Repsol SA	159	1,252
Telefonica SA	544	2,280

		97,460

Sweden — 0.2%
Autoliv, Inc.	10	656
Boliden AB	31	854
Skandinaviska Enskilda Banken AB, Class A*(g)	148	1,429
Skanska AB, Class B*	57	1,151
SKF AB, Class B	457	8,452
Svenska Handelsbanken AB, Class A*	165	1,552
Swedish Match AB	27	2,054
Tele2 AB, Class B	84	1,192
Telia Co. AB	509	1,983
Volvo AB, Class B*	608	10,514

		29,837

JPMorgan Income Builder Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2020 (Unaudited) (continued)

Investments	Shares (000)	Value ($000)
Switzerland — 1.0%
ABB Ltd. (Registered)	108	2,714
Flughafen Zurich AG (Registered)*	9	1,098
Julius Baer Group Ltd.	26	1,121
LafargeHolcim Ltd. (Registered)*	37	1,734
Nestle SA (Registered)	106	12,567
Novartis AG (Registered)	272	22,426
OC Oerlikon Corp. AG (Registered)	185	1,555
Roche Holding AG	166	57,491
Swiss Life Holding AG (Registered)*	3	1,172
Swisscom AG (Registered)	2	1,185
UBS Group AG (Registered)	204	2,401
Zurich Insurance Group AG	66	24,361

		129,825

Taiwan — 1.4%
Accton Technology Corp.	780	6,111
Asustek Computer, Inc.	330	2,434
Catcher Technology Co. Ltd.	840	6,202
Chicony Electronics Co. Ltd.	689	2,042
Delta Electronics, Inc.	1,223	8,362
MediaTek, Inc.	716	17,097
Mega Financial Holding Co. Ltd.	6,450	7,120
Novatek Microelectronics Corp.	319	3,162
President Chain Store Corp.*	689	6,581
Quanta Computer, Inc.*	5,203	14,537
Taiwan Mobile Co. Ltd.	864	3,096
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	1,133	89,375
Vanguard International Semiconductor Corp.	3,401	11,024

		177,143

Thailand — 0.1%
Siam Cement PCL (The) (Registered)	670	8,216

United Kingdom — 1.9%
3i Group plc	120	1,379
Admiral Group plc	34	1,057
AstraZeneca plc	52	5,753
Aviva plc	419	1,440
BAE Systems plc	240	1,540
Barclays plc	1,129	1,464
Barratt Developments plc	465	3,087
Berkeley Group Holdings plc	148	8,605
BP plc	3,883	14,061
British American Tobacco plc	102	3,361
BT Group plc	1,000	1,284
Centrica plc	7,287	4,595
Diageo plc	233	8,508
Direct Line Insurance Group plc	605	2,341
Drax Group plc	206	750
GlaxoSmithKline plc	310	6,175
Imperial Brands plc	178	2,967
InterContinental Hotels Group plc	83	3,846
J Sainsbury plc	402	981
John Wood Group plc	430	1,068
Legal & General Group plc	533	1,475
Linde plc	93	22,882
Lloyds Banking Group plc	3,805	1,296
M&G plc	661	1,383
Micro Focus International plc	325	1,169
National Grid plc	455	5,344
NewRiver REIT plc, REIT	5,961	4,756
Pennon Group plc	129	1,782
Persimmon plc	42	1,306
Prudential plc	114	1,628
RELX plc	104	2,199
RSA Insurance Group plc	181	1,011
Safestore Holdings plc, REIT	742	7,461
Schroders plc	34	1,327
Segro plc, REIT	1,407	17,814
Severn Trent plc	135	4,304
Signature Aviation plc	297	900
Smiths Group plc	82	1,453
SSE plc	392	6,655
Standard Chartered plc	249	1,244
Standard Life Aberdeen plc	380	1,237
Taylor Wimpey plc	6,524	10,064
Tesco plc	603	1,701
Tritax Big Box REIT plc, REIT	4,055	8,019
Unilever NV	55	3,246
Unilever plc	425	25,323
UNITE Group plc (The), REIT	728	8,938
United Utilities Group plc	297	3,488
Vodafone Group plc	2,361	3,549
Workspace Group plc, REIT	702	5,661
WPP plc	140	1,040

		233,917

United States — 17.2%
3M Co.	13	1,995
AbbVie, Inc.	504	47,813
Accenture plc, Class A	36	8,011
AES Corp. (The)	336	5,119
AGNC Investment Corp., REIT	135	1,836
Air Products and Chemicals, Inc.	50	14,225
ALLETE, Inc.	31	1,854
Altria Group, Inc.	595	24,473
Ameren Corp.	41	3,269
American Electric Power Co., Inc.	53	4,588
American Express Co.	53	4,909
American Tower Corp., REIT	60	15,745
Americold Realty Trust, REIT	514	20,721
Amgen, Inc.	9	2,124
Analog Devices, Inc.	306	35,147
Annaly Capital Management, Inc., REIT	262	1,941
Apple, Inc.	30	12,788
Arthur J Gallagher & Co.	78	8,398
AT&T, Inc.	67	1,977
Automatic Data Processing, Inc.	174	23,076
AvalonBay Communities, Inc., REIT	174	26,669
Avangrid, Inc.	106	5,261
Avaya Holdings Corp.*	114	1,447
Avista Corp.	64	2,365
Bank of America Corp.	674	16,781
Battalion Oil Corp.*	18	159
Best Buy Co., Inc.	143	14,254
Black Hills Corp.	38	2,213
BlackRock, Inc.	24	14,014

JPMorgan Income Builder Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2020 (Unaudited) (continued)

Investments	Shares (000)	Value ($000)
Brandywine Realty Trust, REIT	831	8,999
Bristol-Myers Squibb Co.	1,011	59,317
Broadcom, Inc.	7	2,083
Bunge Ltd.	42	1,838
Cardinal Health, Inc.	39	2,120
Carnival Corp.	108	1,502
CenterPoint Energy, Inc.	241	4,578
CenturyLink, Inc.	182	1,761
CF Industries Holdings, Inc.	55	1,710
Chevron Corp.	365	30,665
Chubb Ltd.	173	22,057
Citigroup, Inc.	302	15,116
Claire’s Stores, Inc.*‡	4	2,302
Clear Channel Outdoor Holdings, Inc.*	287	263
Clearway Energy, Inc., Class C	72	1,775
CME Group, Inc.	171	28,442
CMS Energy Corp.	173	11,106
CNA Financial Corp.	55	1,817
Coca-Cola Co. (The)	1,264	59,733
Comcast Corp., Class A	862	36,910
ConocoPhillips	575	21,498
Consolidated Edison, Inc.	64	4,904
Coty, Inc., Class A	215	796
Deere & Co.	113	20,007
Digital Realty Trust, Inc., REIT	112	17,905
Dominion Energy, Inc.	60	4,842
Douglas Emmett, Inc., REIT	420	12,249
Dover Corp.	140	14,434
Dow, Inc.	45	1,848
DTE Energy Co.	80	9,267
Duke Energy Corp.	61	5,197
DuPont de Nemours, Inc.	15	792
Eastman Chemical Co.	195	14,576
Eaton Corp. plc	269	25,066
Eaton Corp. plc	6	534
Edison International	78	4,344
Eli Lilly and Co.	124	18,634
Emerson Electric Co.	22	1,395
Entergy Corp.	31	3,277
Equinix, Inc., REIT	23	17,872
Equity LifeStyle Properties, Inc., REIT	362	24,703
Essex Property Trust, Inc., REIT	100	22,104
Evergy, Inc.	47	3,074
Exelon Corp.	127	4,920
Exxon Mobil Corp.	39	1,652
Federal Realty Investment Trust, REIT	115	8,762
Fidelity National Information Services, Inc.	98	14,292
FirstEnergy Corp.	129	3,748
Ford Motor Co.	286	1,889
Gap, Inc. (The)	139	1,853
General Dynamics Corp.	65	9,542
General Motors Co.	65	1,627
Gilead Sciences, Inc.	27	1,848
Goodman Networks, Inc.*‡	53	–
Hanesbrands, Inc.	150	2,119
Harley-Davidson, Inc.	65	1,697
Hawaiian Electric Industries, Inc.	47	1,717
Healthcare Trust of America, Inc., Class A, REIT	484	13,363
Healthpeak Properties, Inc., REIT	730	19,911
Hewlett Packard Enterprise Co.	169	1,670
Home Depot, Inc. (The)	73	19,321
Honeywell International, Inc.	125	18,710
HP, Inc.	104	1,832
IDACORP, Inc.	28	2,604
iHeartMedia, Inc., Class A*	14	120
Illinois Tool Works, Inc.	17	3,088
International Business Machines Corp.	16	1,978
International Flavors & Fragrances, Inc.	5	611
International Paper Co.	52	1,793
Interpublic Group of Cos., Inc. (The)	105	1,900
Invesco Ltd.	162	1,622
Invitation Homes, Inc., REIT	961	28,660
Iron Mountain, Inc., REIT	354	9,981
Johnson & Johnson	128	18,718
Johnson Controls International plc	36	1,392
Kellogg Co.	31	2,146
Kilroy Realty Corp., REIT	214	12,480
Kimco Realty Corp., REIT	122	1,365
Kohl’s Corp.	84	1,597
Kraft Heinz Co. (The)	63	2,160
Las Vegas Sands Corp.	39	1,681
Leggett & Platt, Inc.	19	769
Leidos Holdings, Inc.	85	8,074
Lowe’s Cos., Inc.	91	13,531
LyondellBasell Industries NV, Class A	29	1,784
M&T Bank Corp.	41	4,369
Macquarie Infrastructure Corp.	97	2,913
Macy’s, Inc.	255	1,548
Marsh & McLennan Cos., Inc.	59	6,886
Maxim Integrated Products, Inc.	21	1,430
McDonald’s Corp.	64	12,436
MDU Resources Group, Inc.	185	3,875
Medtronic plc	145	13,970
Merck & Co., Inc.	723	58,025
Microsoft Corp.	83	17,026
Mondelez International, Inc., Class A	248	13,786
Moran Foods Backstop Equity*‡	148	148
Morgan Stanley	262	12,826
National Fuel Gas Co.	72	2,933
National Retail Properties, Inc., REIT	361	12,803
New Jersey Resources Corp.	63	1,946
Newell Brands, Inc.	129	2,110
Newmont Corp.	28	1,951
NextEra Energy, Inc.	122	34,256
Nielsen Holdings plc	109	1,574
NiSource, Inc.	77	1,889
Nordstrom, Inc.	108	1,484
Norfolk Southern Corp.	155	29,837
Northern Trust Corp.	83	6,510
Northrop Grumman Corp.	9	2,808
Northwest Natural Holding Co.	17	907
NorthWestern Corp.	55	3,104
NRG Energy, Inc.	75	2,524

JPMorgan Income Builder Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2020 (Unaudited) (continued)

Investments	Shares (000)	Value ($000)
Nucor Corp.	39	1,624
Occidental Petroleum Corp.	44	693
OGE Energy Corp.	96	3,163
Old Republic International Corp.	87	1,397
Omnicom Group, Inc.	31	1,681
ONE Gas, Inc.	28	2,122
ONEOK, Inc.	30	830
Otis Worldwide Corp.	23	1,468
PACCAR, Inc.	23	1,957
Packaging Corp. of America	21	1,981
Park Hotels & Resorts, Inc., REIT	1,042	8,616
Parker-Hannifin Corp.	56	10,076
Penn Virginia Corp.*	12	116
PepsiCo, Inc.	113	15,541
Pfizer, Inc.	185	7,131
Philip Morris International, Inc.	300	23,059
Pinnacle West Capital Corp.	61	5,100
PNC Financial Services Group, Inc. (The)	104	11,114
PNM Resources, Inc.	38	1,597
Portland General Electric Co.	53	2,335
PPG Industries, Inc.	99	10,652
PPL Corp.	192	5,099
Procter & Gamble Co. (The)	442	57,979
Prologis, Inc., REIT	789	83,170
Prudential Financial, Inc.	82	5,199
Public Service Enterprise Group, Inc.	101	5,662
Public Storage, REIT	167	33,415
QUALCOMM, Inc.	13	1,341
Raytheon Technologies Corp.	168	9,548
Remington Outdoor Co., Inc.*‡	16	39
Republic Services, Inc.	87	7,560
Rexford Industrial Realty, Inc., REIT	227	10,644
Schlumberger Ltd.	73	1,330
Seagate Technology plc	42	1,917
Simon Property Group, Inc., REIT	27	1,658
South Jersey Industries, Inc.	75	1,755
Southern Co. (The)	94	5,144
Southwest Gas Holdings, Inc.	38	2,641
Spire, Inc.	31	1,907
Stanley Black & Decker, Inc.	51	7,875
State Street Corp.	114	7,267
Steel Dynamics, Inc.	70	1,905
T. Rowe Price Group, Inc.	101	13,901
Tapestry, Inc.	84	1,129
Targa Resources Corp.	86	1,573
Texas Instruments, Inc.	467	59,593
Trane Technologies plc	101	11,275
Travelers Cos., Inc. (The)	65	7,401
Truist Financial Corp.	212	7,952
UGI Corp.	79	2,628
United Parcel Service, Inc., Class B	18	2,631
UnitedHealth Group, Inc.	115	34,940
US Bancorp	351	12,924
Ventas, Inc., REIT	755	28,954
VEREIT, Inc., REIT	2,383	15,510
Verizon Communications, Inc.	1,254	72,108
VICI Properties, Inc., REIT	1,420	30,836
Vistra Corp.	227	4,232
Vornado Realty Trust, REIT	267	9,202
Walmart, Inc.	62	8,040
WEC Energy Group, Inc.	34	3,201
Weingarten Realty Investors, REIT	444	7,572
Westrock Co.	60	1,606
Williams Cos., Inc. (The)	104	1,997
Xcel Energy, Inc.	717	49,519
Xerox Holdings Corp.	112	1,863
Zimmer Biomet Holdings, Inc.	110	14,858

		2,141,738

TOTAL COMMON STOCKS (Cost $3,681,886)		4,148,862

	Principal Amount ($000)
COLLATERALIZED MORTGAGE OBLIGATIONS — 6.5%
Bermuda — 0.0%(a)
Bellemeade Re Ltd.
Series 2018-3A, Class M1B, 2.02%, 10/25/2028‡(e)(l)	811	804
Series 2018-3A, Class M2, 2.92%, 10/25/2028‡(e)(l)	1,365	1,257
Series 2019-1A, Class M2, 2.87%, 3/25/2029‡(e)(l)	1,000	913
Eagle RE Ltd.
Series 2019-1, Class M1B, 1.97%, 4/25/2029‡(e)(l)	487	483
Series 2019-1, Class M2, 3.47%, 4/25/2029‡(e)(l)	1,980	1,888

		5,345

United States — 6.5%
Adjustable Rate Mortgage Trust
Series 2004-2, Class 6A1, 3.83%, 2/25/2035(l)	1,598	1,590
Series 2004-4, Class 4A1, 3.69%, 3/25/2035(l)	2,975	2,955
Series 2005-2, Class 3A1, 3.89%, 6/25/2035(l)	765	744
Alternative Loan Trust
Series 2004-28CB, Class 4A1, 5.00%, 1/25/2020	6	6
Series 2005-50CB, Class 4A1, 5.00%, 11/25/2020	5	5
Series 2005-J11, Class 5A1, 5.50%, 11/25/2020	158	156
Series 2005-85CB, Class 3A2, 5.25%, 2/25/2021	171	167
Series 2007-25, Class 2A1, 6.00%, 11/25/2022	73	75
Series 2005-J6, Class 2A1, 5.50%, 7/25/2025	151	148
Series 2006-J3, Class 4A1, 5.75%, 5/25/2026	380	341
Series 2005-J1, Class 3A1, 6.50%, 8/25/2032	62	63
Series 2004-12CB, Class 2A1, 6.00%, 6/25/2034	341	348
Series 2004-25CB, Class A1, 6.00%, 12/25/2034	4,943	5,037

JPMorgan Income Builder Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2020 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Series 2004-27CB, Class A1, 6.00%, 12/25/2034	302	302
Series 2004-28CB, Class 2A4, 5.75%, 1/25/2035	426	428
Series 2004-28CB, Class 6A1, 6.00%, 1/25/2035	841	851
Series 2004-32CB, Class 2A5, 5.50%, 2/25/2035	2,875	2,938
Series 2005-3CB, Class 1A4, 5.25%, 3/25/2035	72	72
Series 2005-3CB, Class 1A13, 5.50%, 3/25/2035	8,774	8,884
Series 2005-J2, Class 1A5, 0.67%, 4/25/2035(l)	5,505	4,441
Series 2005-6CB, Class 1A4, 5.50%, 4/25/2035	3,508	3,424
Series 2005-6CB, Class 1A6, 5.50%, 4/25/2035	423	424
Series 2005-10CB, Class 1A5, 5.50%, 5/25/2035	3,646	3,412
Series 2005-10CB, Class 1A8, 5.50%, 5/25/2035	2,065	2,083
Series 2005-13CB, Class A4, 5.50%, 5/25/2035	1,525	1,564
Series 2005-21CB, Class A4, 5.25%, 6/25/2035	777	724
Series 2005-21CB, Class A17, 6.00%, 6/25/2035	3,457	3,339
Series 2005-20CB, Class 1A1, 5.50%, 7/25/2035	169	154
Series 2005-23CB, Class A15, 5.50%, 7/25/2035	1,753	1,696
Series 2005-64CB, Class 1A1, 5.50%, 12/25/2035	648	630
Series 2005-64CB, Class 1A15, 5.50%, 12/25/2035	1,609	1,565
Series 2005-J14, Class A3, 5.50%, 12/25/2035	342	279
Series 2005-J14, Class A7, 5.50%, 12/25/2035	1,802	1,469
Series 2005-J14, Class A8, 5.50%, 12/25/2035	1,507	1,229
Series 2005-86CB, Class A4, 5.50%, 2/25/2036	409	339
Series 2006-J1, Class 1A13, 5.50%, 2/25/2036	155	141
Series 2005-80CB, Class 5A1, 6.00%, 2/25/2036	4,891	4,963
Series 2006-4CB, Class 2A5, 5.50%, 4/25/2036	920	869
Series 2006-14CB, Class A1, 6.00%, 6/25/2036	1,527	1,211
Series 2006-19CB, Class A15, 6.00%, 8/25/2036	597	499
Series 2006-25CB, Class A2, 6.00%, 10/25/2036	280	221
Series 2006-41CB, Class 2A13, 5.75%, 1/25/2037	3,008	2,364
Series 2007-8CB, Class A9, 6.00%, 5/25/2037	201	161
Series 2007-19, Class 1A8, 6.00%, 8/25/2037	173	129
American Home Mortgage Investment Trust
Series 2007-2, Class 12A1, 0.44%, 3/25/2037(l)	5,738	2,898
Series 2005-1, Class 6A, 2.38%, 6/25/2045(l)	167	167
Angel Oak Mortgage Trust
Series 2019-5, Class B1, 3.96%, 10/25/2049‡(e)(l)	2,250	2,177
Series 2019-3, Class B1, 4.10%, 5/25/2059‡(e)(l)	7,000	6,775
Series 2019-6, Class B1, 3.94%, 11/25/2059(e)(l)	4,000	3,648
Angel Oak Mortgage Trust I LLC
Series 2018-2, Class A1, 3.67%, 7/27/2048(e)(l)	6,053	6,172
Series 2018-3, Class A1, 3.65%, 9/25/2048(e)(l)	4,093	4,171
Series 2019-2, Class B1, 5.02%, 3/25/2049‡(e)(l)	4,000	4,106
Series 2019-4, Class A3, 3.30%, 7/26/2049(e)(l)	4,335	4,369
Series 2019-4, Class B1, 4.41%, 7/26/2049(e)(l)	5,000	4,965
Antler Mortgage Trust Series 2018-RTL1, Class A1, 4.34%, 7/25/2022(e)	5,374	5,385
Arroyo Mortgage Trust
Series 2018-1, Class A1, 3.76%, 4/25/2048(e)(l)	5,423	5,570
Series 2019-3, Class M1, 4.20%, 10/25/2048‡(e)(l)	3,000	3,040
Banc of America Alternative Loan Trust
Series 2005-3, Class 2A1, 5.50%, 4/25/2020	4	4
Series 2005-12, Class 5A1, 5.25%, 1/25/2021	69	64
Series 2006-4, Class 2A1, 6.00%, 5/25/2021	3	3
Series 2005-11, Class 4A5, 5.75%, 12/25/2035	576	560
Series 2006-4, Class 3CB4, 6.00%, 5/25/2046	694	687
Series 2006-4, Class 4CB1, 6.50%, 5/25/2046	2,453	2,491
Series 2006-5, Class CB7, 6.00%, 6/25/2046	432	415
Banc of America Funding Trust
Series 2007-4, Class 8A1, 5.50%, 11/25/2034	50	44
Series 2005-6, Class 1A2, 5.50%, 10/25/2035	2,011	1,890
Series 2005-7, Class 4A7, 6.00%, 11/25/2035	382	388
Series 2006-A, Class 1A1, 4.18%, 2/20/2036(l)	833	792
Series 2006-2, Class 2A20, 5.75%, 3/25/2036	489	477

JPMorgan Income Builder Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2020 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Series 2007-5, Class 4A1, 0.54%, 7/25/2037(l)	3,648	2,323
Banc of America Mortgage Trust
Series 2004-A, Class 2A2, 3.85%, 2/25/2034(l)	407	398
Series 2007-3, Class 1A1, 6.00%, 9/25/2037	251	248
Bear Stearns ALT-A Trust Series 2006-8, Class 3A1, 0.33%, 2/25/2034(l)	298	272
Bear Stearns Asset-Backed Securities I Trust Series 2004-AC5, Class M1, 1.18%, 10/25/2034‡(l)	385	59
Chase Mortgage Finance Trust
Series 2007-A2, Class 3A1, 4.00%, 6/25/2035(l)	4,973	4,943
Series 2006-S3, Class 1A2, 6.00%, 11/25/2036	1,262	866
Series 2006-S4, Class A5, 6.00%, 12/25/2036	978	657
Series 2007-S2, Class 1A8, 6.00%, 3/25/2037	251	186
CHL GMSR Issuer Trust
Series 2018-GT1, Class A, 2.92%, 5/25/2023(e)(l)	4,530	4,321
Series 2018-GT1, Class B, 3.67%, 5/25/2023‡(e)(l)	795	685
CHL Mortgage Pass-Through Trust
Series 2005-20, Class A7, 5.25%, 12/25/2027	139	119
Series 2004-25, Class 2A1, 0.85%, 2/25/2035(l)	2,821	2,553
Series 2005-26, Class 1A11, 5.50%, 11/25/2035	1,962	1,683
Series 2005-31, Class 2A1, 3.31%, 1/25/2036(l)	865	761
Series 2005-30, Class A5, 5.50%, 1/25/2036	187	161
Series 2006-HYB1, Class 2A2C, 3.20%, 3/20/2036(l)	2,810	2,649
Series 2006-HYB2, Class 2A1B, 3.45%, 4/20/2036(l)	931	841
Series 2006-J2, Class 1A1, 6.00%, 4/25/2036	115	92
Series 2006-10, Class 1A16, 6.00%, 5/25/2036	1,421	1,087
Series 2006-15, Class A1, 6.25%, 10/25/2036	104	76
Series 2006-17, Class A2, 6.00%, 12/25/2036	395	264
Series 2006-18, Class 2A4, 6.00%, 12/25/2036	2,692	2,243
Series 2007-2, Class A2, 6.00%, 3/25/2037	160	125
Series 2007-3, Class A18, 6.00%, 4/25/2037	1,165	896
Series 2007-10, Class A4, 5.50%, 7/25/2037	147	108
Series 2007-13, Class A4, 6.00%, 8/25/2037	310	242
Series 2007-16, Class A1, 6.50%, 10/25/2037	2,822	2,173
Series 2007-18, Class 2A1, 6.50%, 11/25/2037	503	306
CIM Trust Series 2019-INV1, Class A2, 1.17%, 2/25/2049(e)(l)	2,105	2,101
Citicorp Mortgage Securities Trust Series 2007-4, Class 1A9, 6.00%, 5/25/2037	589	582
Citigroup Mortgage Loan Trust
Series 2005-3, Class 2A2A, 3.58%, 8/25/2035(l)	137	133
Series 2005-11, Class A2A, 4.38%, 10/25/2035(l)	262	256
Series 2006-AR3, Class 1A1A, 4.03%, 6/25/2036(l)	1,488	1,405
Series 2006-AR5, Class 1A5A, 3.59%, 7/25/2036(l)	776	713
Citigroup Mortgage Loan Trust, Inc.
Series 2005-4, Class A, 3.72%, 8/25/2035(l)	338	346
Series 2005-6, Class A1, 3.84%, 9/25/2035(l)	493	503
Series 2006-8, Class A3, 0.52%, 10/25/2035(e)(l)	727	478
Series 2005-9, Class 2A2, 5.50%, 11/25/2035	114	114
COLT Mortgage Loan Trust
Series 2018-4, Class A1, 4.01%, 12/28/2048(e)(l)	3,034	3,080
Series 2019-1, Class A1, 3.71%, 3/25/2049(e)(l)	5,207	5,274
Connecticut Avenue Securities Trust
Series 2018-R07, Class 1M2, 2.57%, 4/25/2031(e)(l)	8,591	8,459
Series 2019-R01, Class 2M2, 2.62%, 7/25/2031(e)(l)	3,447	3,389
Series 2019-R02, Class 1M2, 2.47%, 8/25/2031(e)(l)	8,311	8,187
Series 2019-R03, Class 1M2, 2.32%, 9/25/2031(e)(l)	1,423	1,393
Series 2019-R04, Class 2M2, 2.27%, 6/25/2039(e)(l)	2,010	1,983
Series 2019-R05, Class 1M2, 2.17%, 7/25/2039(e)(l)	5,906	5,795
Series 2019-R07, Class 1M2, 2.27%, 10/25/2039(e)(l)	12,000	11,722

JPMorgan Income Builder Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2020 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Series 2020-R02, Class 2M2, 2.17%, 1/25/2040(e)(l)	10,000	9,461
Series 2020-R01, Class 1M2, 2.22%, 1/25/2040(e)(l)	5,000	4,744
CSFB Mortgage-Backed Pass-Through Certificates
Series 2005-10, Class 11A1, 5.50%, 11/25/2020	583	127
Series 2003-29, Class 3A1, 5.50%, 12/25/2033	296	302
Series 2004-AR4, Class 4A1, 3.76%, 5/25/2034(l)	1,981	1,976
Series 2004-AR4, Class 2A1, 3.81%, 5/25/2034(l)	322	326
Series 2004-AR5, Class 6A1, 3.55%, 6/25/2034(l)	469	472
Series 2004-4, Class 4A1, 5.50%, 8/25/2034	2,903	3,009
Series 2004-8, Class 4A3, 5.50%, 12/25/2034	114	117
Series 2005-4, Class 2A5, 0.72%, 6/25/2035(l)	3,649	2,769
Series 2005-10, Class 5A3, 5.50%, 11/25/2035	415	374
CSFB Mortgage-Backed Trust Series 2004-AR6, Class 7A1, 3.43%, 10/25/2034(l)	1,169	1,167
CSMC Mortgage-Backed Trust
Series 2006-8, Class 5A1, 5.64%, 10/25/2026(l)	48	48
Series 2007-2, Class 3A13, 5.50%, 3/25/2037	519	425
Series 2007-3, Class 4A5, 5.00%, 4/25/2037	102	100
Deephave Residential Mortgage Trust Series 2019-2A, Class B1, 4.72%, 4/25/2059‡(e)(l)	7,061	6,586
Deephaven Residential Mortgage Trust
Series 2018-3A, Class A1, 3.79%, 8/25/2058(e)(l)	3,210	3,264
Series 2019-1A, Class B1, 5.25%, 1/25/2059‡(e)(l)	4,750	4,501
Series 2019-2A, Class B2, 5.79%, 4/25/2059‡(e)(l)	3,100	2,705
Series 2019-3A, Class B1, 4.26%, 7/25/2059‡(e)(l)	3,900	3,648
Series 2019-3A, Class B2, 5.66%, 7/25/2059‡(e)(l)	6,000	5,228
Series 2019-4A, Class B1, 3.99%, 10/25/2059‡(e)(l)	4,000	3,807
Series 2019-4A, Class B2, 4.92%, 10/25/2059‡(e)(l)	5,250	4,781
Series 2020-1, Class A3, 2.65%, 1/25/2060(e)(l)	5,167	5,141
Series 2020-1, Class B1, 3.66%, 1/25/2060‡(e)(l)	2,000	1,895
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust
Series 2005-1, Class 2A1, 4.98%, 2/25/2020(l)	43	42
Series 2005-2, Class 2A1, 0.47%, 3/25/2020(l)	4	4
DSLA Mortgage Loan Trust Series 2005-AR4, Class 2A1A, 0.45%, 8/19/2045(l)	2,156	1,990
FHLMC STACR REMIC Trust
Series 2020-DNA2, Class M2, 2.02%, 2/25/2050(e)(l)	3,000	2,841
Series 2020-HQA2, Class M2, 3.27%, 3/25/2050(e)(l)	6,228	5,967
FHLMC STACR Trust Series 2018-HQA2, Class M2, 2.47%, 10/25/2048(e)(l)	7,260	6,913
FHLMC Structured Agency Credit Risk Debt Notes
Series 2017-DNA1, Class M2, 3.42%, 7/25/2029(l)	2,931	2,936
Series 2017-DNA2, Class M2, 3.62%, 10/25/2029(l)	4,000	4,034
Series 2017-DNA3, Class M2, 2.67%, 3/25/2030(l)	6,000	5,947
Series 2017-DNA3, Class B1, 4.62%, 3/25/2030(l)	3,000	2,882
Series 2018-HQA1, Class M2, 2.47%, 9/25/2030(l)	14,791	14,076
FHLMC, REMIC
Series 4068, Class DS, IF, IO, 5.83%, 6/15/2042(l)	4,209	833
Series 4097, Class ES, IF, IO, 5.93%, 8/15/2042(l)	5,855	1,174
Series 4103, Class SB, IF, IO, 5.88%, 9/15/2042(l)	6,263	1,185
Series 4425, Class SA, IF, IO, 5.88%, 1/15/2045(l)	6,576	1,224
Series 4594, Class SG, IF, IO, 5.83%, 6/15/2046(l)	5,421	1,265
Series 4606, Class SB, IF, IO, 5.83%, 8/15/2046(l)	9,618	2,218
Series 4614, Class SK, IF, IO, 5.83%, 9/15/2046(l)	17,340	3,983
Series 4616, Class HS, IF, IO, 5.83%, 9/15/2046(l)	7,415	1,555
Series 4703, Class SA, IF, IO, 5.98%, 7/15/2047(l)	10,850	2,315
Series 4718, Class SD, IF, IO, 5.98%, 9/15/2047(l)	6,090	1,269
Series 4768, Class SG, IF, IO, 6.03%, 3/15/2048(l)	4,795	894
Series 4820, Class ES, IF, IO, 6.03%, 3/15/2048(l)	4,104	553
Series 4834, Class SA, IF, IO, 5.98%, 10/15/2048(l)	8,880	1,328
Series 4937, Class MS, IF, IO, 5.88%, 12/25/2049(l)	11,402	2,101
Series 4839, Class WS, IF, IO, 5.93%, 8/15/2056(l)	10,836	2,689

JPMorgan Income Builder Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2020 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
FHLMC, STRIPS
Series 264, Class S1, IF, IO, 5.78%, 7/15/2042(l)	4,210	664
Series 274, Class S1, IF, IO, 5.83%, 8/15/2042(l)	5,413	988
Series 278, Class S1, IF, IO, 5.88%, 9/15/2042(l)	5,294	962
Series 279, Class S6, IF, IO, 5.88%, 9/15/2042(l)	3,987	765
Series 300, Class S1, IF, IO, 5.93%, 1/15/2043(l)	4,778	841
Series 311, Class S1, IF, IO, 5.78%, 8/15/2043(l)	2,723	416
Series 316, Class S7, IF, IO, 5.93%, 11/15/2043(l)	4,243	988
Series 326, Class S2, IF, IO, 5.78%, 3/15/2044(l)	5,568	1,074
Series 336, Class S1, IF, IO, 5.88%, 8/15/2044(l)	3,473	667
Series 337, Class S1, IF, IO, 5.88%, 9/15/2044(l)	2,588	477
Series 356, Class S5, IF, IO, 5.83%, 9/15/2047(l)	15,221	3,061
First Horizon Alternative Mortgage Securities Trust Series 2006-FA6, Class 3A1, 5.75%, 11/25/2021	69	65
FNMA, Connecticut Avenue Securities
Series 2017-C01, Class 1B1, 5.92%, 7/25/2029(l)	1,820	1,883
Series 2017-C05, Class 1M2, 2.37%, 1/25/2030(l)	11,152	10,794
Series 2017-C06, Class 1M2, 2.82%, 2/25/2030(l)	3,226	3,120
Series 2017-C07, Class 2M2, 2.67%, 5/25/2030(l)	2,120	2,055
Series 2018-C01, Class 1M2, 2.42%, 7/25/2030(l)	7,974	7,689
Series 2018-C02, Class 2M2, 2.37%, 8/25/2030(l)	361	346
Series 2018-C03, Class 1M2, 2.32%, 10/25/2030(l)	5,361	5,214
Series 2018-C04, Class 2M2, 2.72%, 12/25/2030(l)	11,996	11,530
Series 2018-C05, Class 1M2, 2.52%, 1/25/2031(l)	6,875	6,638
FNMA, REMIC
Series 2011-126, Class SM, IF, IO, 5.78%, 12/25/2041(l)	5,269	850
Series 2012-20, Class SL, IF, IO, 6.28%, 3/25/2042(l)	6,098	1,085
Series 2012-35, Class SN, IF, IO, 6.28%, 4/25/2042(l)	6,515	1,342
Series 2012-75, Class DS, IF, IO, 5.78%, 7/25/2042(l)	6,061	1,227
Series 2012-128, Class MS, IF, IO, 5.98%, 11/25/2042(l)	2,130	551
Series 2013-124, Class SB, IF, IO, 5.78%, 12/25/2043(l)	6,201	1,311
Series 2013-136, Class SB, IF, IO, 5.73%, 1/25/2044(l)	6,953	1,340
Series 2015-35, Class SA, IF, IO, 5.43%, 6/25/2045(l)	6,305	1,144
Series 2015-37, Class ST, IF, IO, 5.45%, 6/25/2045(l)	5,634	919
Series 2016-1, Class SJ, IF, IO, 5.98%, 2/25/2046(l)	15,039	2,665
Series 2016-77, Class SA, IF, IO, 5.83%, 10/25/2046(l)	5,289	977
Series 2017-1, Class SA, IF, IO, 5.88%, 2/25/2047(l)	5,207	1,131
Series 2017-16, Class SM, IF, IO, 5.88%, 3/25/2047(l)	3,305	670
Series 2017-37, Class AS, IF, IO, 5.93%, 5/25/2047(l)	15,097	2,977
Series 2018-14, Class SA, IF, IO, 6.03%, 3/25/2048(l)	11,305	2,055
Series 2018-15, Class JS, IF, IO, 6.03%, 3/25/2048(l)	6,727	1,188
Series 2018-16, Class SN, IF, IO, 6.08%, 3/25/2048(l)	3,057	511
Series 2018-27, Class SE, IF, IO, 6.03%, 5/25/2048(l)	4,218	948
Series 2018-60, Class SK, IF, IO, 5.53%, 8/25/2048(l)	5,079	919
Series 2018-73, Class SC, IF, IO, 6.03%, 10/25/2048(l)	10,046	1,988
Series 2019-9, Class SM, IF, IO, 5.88%, 3/25/2049(l)	6,961	1,113
Series 2019-20, Class BS, IF, IO, 5.88%, 5/25/2049(l)	3,153	350
Fremont Home Loan Trust Series 2004-A, Class M1, 1.00%, 1/25/2034‡(l)	2,734	2,681
GCAT LLC Series 2019-NQM1, Class M1, 3.85%, 2/25/2059‡(e)(l)	2,500	2,528

JPMorgan Income Builder Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2020 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
GCAT Trust
Series 2019-NQM2, Class M1, 3.31%, 9/25/2059‡(e)(l)	10,000	9,797
Series 2019-NQM2, Class B1, 4.01%, 9/25/2059‡(e)(l)	5,000	4,788
Series 2020-NQM1, Class B1, 3.64%, 1/25/2060‡(e)(l)	3,000	2,800
GMACM Mortgage Loan Trust
Series 2004-AR2, Class 3A, 3.87%, 8/19/2034(l)	432	401
Series 2005-AR1, Class 3A, 4.25%, 3/18/2035(l)	233	223
GNMA
Series 2014-25, Class HS, IF, IO, 5.91%, 2/20/2044(l)	4,025	942
Series 2015-124, Class SB, IF, IO, 6.06%, 9/20/2045(l)	7,094	1,590
Series 2015-149, Class GS, IF, IO, 6.06%, 10/20/2045(l)	6,262	1,439
Series 2016-111, Class SA, IF, IO, 5.91%, 8/20/2046(l)	3,393	758
Series 2016-120, Class NS, IF, IO, 5.91%, 9/20/2046(l)	9,105	2,050
Series 2017-11, Class AS, IF, IO, 5.91%, 1/20/2047(l)	4,065	839
Series 2017-55, Class AS, IF, IO, 5.96%, 4/20/2047(l)	3,158	602
Series 2017-56, Class SC, IF, IO, 5.96%, 4/20/2047(l)	6,021	1,251
Series 2017-68, Class SA, IF, IO, 5.96%, 5/20/2047(l)	5,640	1,167
Series 2017-67, Class ST, IF, IO, 6.01%, 5/20/2047(l)	9,595	2,331
Series 2017-75, Class SD, IF, IO, 6.01%, 5/20/2047(l)	2,675	487
Series 2017-80, Class AS, IF, IO, 6.01%, 5/20/2047(l)	6,041	1,301
Series 2017-93, Class SE, IF, IO, 6.01%, 6/20/2047(l)	4,313	912
Series 2017-107, Class SL, IF, IO, 6.01%, 7/20/2047(l)	11,176	2,474
Series 2017-112, Class S, IF, IO, 6.01%, 7/20/2047(l)	9,822	1,703
Series 2017-120, Class QS, IF, IO, 6.01%, 8/20/2047(l)	5,103	962
Series 2017-134, Class SB, IF, IO, 6.01%, 9/20/2047(l)	5,615	913
Series 2017-141, Class QS, IF, IO, 6.01%, 9/20/2047(l)	11,790	2,344
Series 2017-149, Class QS, IF, IO, 6.01%, 10/20/2047(l)	5,831	1,050
Series 2018-1, Class ST, IF, IO, 6.01%, 1/20/2048(l)	10,630	2,399
Series 2018-11, Class SA, IF, IO, 6.01%, 1/20/2048(l)	8,045	957
Series 2018-6, Class CS, IF, IO, 6.01%, 1/20/2048(l)	3,575	792
Series 2018-36, Class SG, IF, IO, 6.01%, 3/20/2048(l)	10,483	2,233
Series 2018-63, Class SB, IF, IO, 6.01%, 4/20/2048(l)	2,259	526
Series 2018-64, Class GS, IF, IO, 6.01%, 5/20/2048(l)	9,060	1,316
Series 2018-65, Class SE, IF, IO, 6.01%, 5/20/2048(l)	9,418	1,808
Series 2018-92, Class SH, IF, IO, 6.01%, 7/20/2048(l)	5,173	862
Series 2018-115, Class DS, IF, IO, 6.01%, 8/20/2048(l)	13,070	2,595
Series 2018-126, Class CS, IF, IO, 6.01%, 9/20/2048(l)	8,223	1,321
Series 2018-146, Class S, IF, IO, 5.96%, 10/20/2048(l)	6,919	1,312
Series 2018-147, Class SD, IF, IO, 5.96%, 10/20/2048(l)	15,174	3,075
Series 2018-168, Class SA, IF, IO, 5.91%, 12/20/2048(l)	5,708	1,023
Series 2019-16, Class SB, IF, IO, 5.86%, 2/20/2049(l)	10,993	1,585
Series 2019-22, Class SM, IF, IO, 5.86%, 2/20/2049(l)	22,925	4,399
Series 2019-23, Class JS, IF, IO, 5.86%, 2/20/2049(l)	8,323	1,168

JPMorgan Income Builder Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2020 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Series 2019-30, Class SA, IF, IO, 5.86%, 3/20/2049(l)	12,561	1,838
Series 2019-38, Class SN, IF, IO, 5.86%, 3/20/2049(l)	10,528	2,200
Series 2019-41, Class CS, IF, IO, 5.86%, 3/20/2049(l)	10,522	1,186
Series 2019-42, Class SJ, IF, IO, 5.86%, 4/20/2049(l)	11,361	1,656
Series 2019-56, Class GS, IF, IO, 5.96%, 5/20/2049(l)	6,594	1,342
Series 2019-69, Class DS, IF, IO, 5.91%, 6/20/2049(l)	7,572	1,371
Series 2019-70, Class SM, IF, IO, 5.91%, 6/20/2049(l)	7,139	1,353
Series 2020-76, Class SL, IF, IO, 5.96%, 5/20/2050(l)	8,361	2,059
GSMSC Pass-Through Trust Series 2008-2R, Class 2A1, 7.50%, 10/25/2036(e)(l)	1,375	700
GSR Mortgage Loan Trust
Series 2004-15F, Class 1A2, 5.50%, 12/25/2034	262	278
Series 2005-1F, Class 2A3, 6.00%, 2/25/2035	232	229
Series 2005-AR3, Class 6A1, 3.74%, 5/25/2035(l)	114	107
Series 2005-AR4, Class 3A5, 3.67%, 7/25/2035(l)	1,885	1,653
Series 2005-6F, Class 3A18, 5.50%, 7/25/2035	1,071	1,126
Series 2005-AR7, Class 6A1, 4.00%, 11/25/2035(l)	1,056	1,022
Series 2006-1F, Class 2A16, 6.00%, 2/25/2036	796	599
Series 2006-1F, Class 2A9, 6.00%, 2/25/2036	1,289	970
Series 2006-9F, Class 3A1, 6.25%, 10/25/2036	735	730
Series 2007-1F, Class 3A13, 6.00%, 1/25/2037	369	335
HarborView Mortgage Loan Trust Series 2005-11, Class 2A1A, 0.81%, 8/19/2045(l)	257	243
Homeward Opportunities Fund I Trust
Series 2018-2, Class A1, 3.98%, 11/25/2058(e)(l)	2,720	2,810
Series 2019-1, Class M1, 3.95%, 1/25/2059‡(e)(l)	2,000	1,973
Series 2019-1, Class B1, 4.80%, 1/25/2059‡(e)(l)	1,850	1,840
Series 2019-3, Class B1, 4.02%, 11/25/2059‡(e)(l)	4,970	4,556
Impac CMB Trust
Series 2004-5, Class 1A1, 0.89%, 10/25/2034(l)	558	562
Series 2004-6, Class 1A2, 0.95%, 10/25/2034(l)	1,342	1,319
Series 2004-5, Class 1M2, 1.04%, 10/25/2034‡(l)	203	193
Series 2004-7, Class 1A2, 1.09%, 11/25/2034(l)	582	573
Series 2004-9, Class 1A1, 0.93%, 1/25/2035(l)	2,300	2,282
Series 2004-10, Class 2A, 0.81%, 3/25/2035(l)	751	670
Series 2004-10, Class 3A1, 0.87%, 3/25/2035(l)	2,404	2,266
Series 2005-1, Class 1A1, 0.69%, 4/25/2035(l)	470	451
Series 2005-1, Class 1A2, 0.79%, 4/25/2035(l)	576	550
Series 2005-2, Class 1A2, 0.79%, 4/25/2035(l)	510	485
Series 2005-4, Class 1A1A, 0.71%, 5/25/2035(l)	370	363
Impac Secured Assets CMN Owner Trust Series 2003-2, Class A4, 3.75%, 8/25/2033	279	276
Impac Secured Assets Trust
Series 2007-3, Class A1B, 0.41%, 9/25/2037(l)	2,743	2,266
Series 2007-3, Class A1C, 0.53%, 9/25/2037(l)	4,597	3,624
IndyMac INDX Mortgage Loan Trust
Series 2005-AR3, Class 3A1, 3.46%, 4/25/2035(l)	341	331
Series 2005-AR14, Class 2A1A, 0.47%, 7/25/2035(l)	1,126	1,025
Series 2007-AR21, Class 6A1, 3.41%, 9/25/2037(l)	5,685	4,637
JP Morgan Alternative Loan Trust Series 2006-A2, Class 1A1, 0.35%, 5/25/2036(l)	3,567	3,237
JP Morgan Mortgage Trust
Series 2006-S2, Class 2A1, 5.00%, 6/25/2021	30	27
Series 2006-S3, Class 2A4, 5.50%, 8/25/2021	22	22
Series 2007-S3, Class 2A3, 6.00%, 8/25/2022	27	30
Series 2004-A6, Class 1A1, 3.44%, 12/25/2034(l)	149	144
Series 2005-A3, Class 6A6, 3.80%, 6/25/2035(l)	391	385
Series 2007-A1, Class 2A2, 4.17%, 7/25/2035(l)	273	269
Series 2005-A6, Class 1A2, 4.30%, 9/25/2035(l)	347	345

JPMorgan Income Builder Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2020 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Series 2005-A8, Class 1A1, 3.92%, 11/25/2035(l)	145	126
Series 2005-A8, Class 4A1, 4.08%, 11/25/2035(l)	1,913	1,719
Series 2006-A7, Class 2A4, 3.79%, 1/25/2037(l)	720	651
Series 2007-S1, Class 2A17, 0.50%, 3/25/2037(l)	4,748	1,530
Lehman Mortgage Trust
Series 2005-2, Class 2A5, 5.50%, 12/25/2035	1,083	932
Series 2007-7, Class 5A7, 6.50%, 8/25/2037	8,928	6,613
Lehman XS Trust
Series 2005-5N, Class 3A1A, 0.47%, 11/25/2035(l)	4,843	4,695
Series 2005-7N, Class 1A1A, 0.71%, 12/25/2035(l)	4,196	3,973
LHOME Mortgage Trust
Series 2019-RTL1, Class A1, 4.58%, 10/25/2023(e)(i)	2,900	2,905
Series 2019-RTL2, Class A2, 4.34%, 3/25/2024(e)(i)	580	550
Series 2019-RTL3, Class A2, 4.34%, 7/25/2024(e)(i)	1,340	1,262
MASTR Alternative Loan Trust
Series 2006-3, Class 3A1, 5.50%, 6/25/2021	117	128
Series 2004-8, Class 1A1, 6.50%, 9/25/2034	394	416
Series 2004-12, Class 3A1, 6.00%, 12/25/2034	930	963
Series 2005-3, Class 1A1, 5.50%, 4/25/2035	285	290
Series 2005-5, Class 3A1, 5.75%, 8/25/2035	262	196
Series 2005-6, Class 1A2, 5.50%, 12/25/2035	629	572
Merrill Lynch Mortgage Investors Trust
Series 2005-1, Class 2A1, 3.06%, 4/25/2035(l)	78	74
Series 2005-1, Class 2A2, 3.06%, 4/25/2035(l)	247	235
Series 2006-1, Class 2A1, 3.01%, 2/25/2036(l)	1,117	1,119
Series 2006-AF2, Class AF2, 6.25%, 10/25/2036	272	186
Morgan Stanley Mortgage Loan Trust
Series 2006-2, Class 1A, 5.25%, 2/25/2021	620	608
Series 2004-8AR, Class 4A1, 3.65%, 10/25/2034(l)	908	923
Series 2004-9, Class 1A, 5.47%, 11/25/2034(l)	612	661
Series 2005-4, Class 1A, 5.00%, 8/25/2035	23	23
MortgageIT Trust
Series 2005-3, Class A1, 0.77%, 8/25/2035(l)	2,640	2,547
Series 2005-5, Class A1, 0.69%, 12/25/2035(l)	380	363
New Residential Mortgage Loan Trust
Series 2018-NQM1, Class A1, 3.99%, 11/25/2048(e)(l)	4,672	4,795
Series 2019-NQM1, Class A1, 3.67%, 1/25/2049(e)(l)	4,487	4,578
Series 2019-NQM2, Class M1, 4.27%, 4/25/2049‡(e)(l)	2,000	2,006
Series 2019-NQM4, Class B1, 3.74%, 9/25/2059‡(e)(l)	2,500	2,355
Series 2019-NQM4, Class B2, 5.04%, 9/25/2059‡(e)(l)	4,000	3,765
Series 2019-NQM5, Class B1, 4.04%, 11/25/2059‡(e)(l)	2,041	1,876
Series 2020-NQM1, Class A3, 2.77%, 1/26/2060(e)(l)	5,938	5,895
Series 2020-NQM1, Class M1, 3.21%, 1/26/2060‡(e)(l)	3,600	3,338
Nomura Asset Acceptance Corp. Alternative Loan Trust Series 2005-WF1, Class 2A5, 5.16%, 3/25/2035(i)	14	15
Opteum Mortgage Acceptance Corp. Asset-Backed Pass-Through Certificates
Series 2005-4, Class 1A2, 0.56%, 11/25/2035(l)	203	203
Series 2005-5, Class 1APT, 0.45%, 12/25/2035(l)	1,734	1,598
Opteum Mortgage Acceptance Corp. Trust
Series 2006-1, Class 1APT, 0.38%, 4/25/2036(l)	572	534
Series 2006-1, Class 1AC1, 0.47%, 4/25/2036(l)	2,044	1,895
PMT Credit Risk Transfer Trust Series 2019-2R, Class A, 2.92%, 5/27/2023(e)(l)	712	665
PRPM LLC Series 2019-1A, Class A1, 4.50%, 1/25/2024(e)(i)	10,271	10,338
RALI Trust
Series 2003-QS20, Class CB, 5.00%, 11/25/2018	3	3
Series 2005-QA5, Class A2, 5.04%, 4/25/2035(l)	1,561	1,460
Series 2005-QS17, Class A3, 6.00%, 12/25/2035	933	915
Series 2006-QS3, Class 1A10, 6.00%, 3/25/2036	1,513	1,516
Series 2006-QS4, Class A2, 6.00%, 4/25/2036	1,704	1,638

JPMorgan Income Builder Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2020 (Unaudited) (continued)

Investments	Principal Amount ($000)		Value ($000)
Series 2006-QS17, Class A5, 6.00%, 12/25/2036	2,744		2,564
Residential Asset Securitization Trust
Series 2004-A6, Class A1, 5.00%, 8/25/2019	4		5
Series 2005-A3, Class A2, 5.50%, 4/25/2035	3,130		2,715
Series 2005-A8CB, Class A11, 6.00%, 7/25/2035	1,967		1,798
Series 2005-A14, Class A1, 5.50%, 12/25/2035	166		127
Series 2006-A8, Class 3A1, 6.00%, 8/25/2036	3,360		2,443
Series 2007-A5, Class 2A2, 6.00%, 5/25/2037	8,238		6,628
Residential Mortgage Loan Trust Series 2019-2, Class M1, 3.86%, 5/25/2059(e)(l)	1,700		1,697
RFMSI Trust
Series 2004-S9, Class 2A1, 4.75%, 12/25/2019	—	(k)	—	(k)
Series 2005-SA1, Class 3A, 4.12%, 3/25/2035(l)	72		72
Series 2005-S7, Class A6, 5.50%, 11/25/2035	117		111
Series 2006-S10, Class 1A1, 6.00%, 10/25/2036	2,099		1,942
Series 2006-SA4, Class 2A1, 5.13%, 11/25/2036(l)	1,994		1,747
Seasoned Credit Risk Transfer Trust Series 2017-3, Class AIO, IO, 0.02%, 7/25/2056(l)	284,084		274
Sequoia Mortgage Trust
Series 2007-3, Class 1A1, 0.39%, 7/20/2036(l)	651		612
Series 2018-2, Class A4, 3.50%, 2/25/2048(e)(l)	4,082		4,128
Spruce Hill Mortgage Loan Trust
Series 2019-SH1, Class A1, 3.40%, 4/29/2049(e)(l)	2,022		2,040
Series 2019-SH1, Class A3, 3.65%, 4/29/2049(e)(l)	2,553		2,570
STACR Trust Series 2018-DNA2, Class M2, 2.33%, 12/25/2030(e)(l)	11,100		10,460
STACR Trust 2018-DNA3 Series 2018-DNA3, Class M2, 2.27%, 9/25/2048‡(e)(l)	8,000		7,665
Starwood Mortgage Residential Trust
Series 2018-IMC1, Class A1, 3.79%, 3/25/2048(e)(l)	3,873		3,884
Series 2018-IMC1, Class B1, 5.29%, 3/25/2048(e)(l)	5,661		5,840
Series 2019-IMC1, Class B1, 5.05%, 2/25/2049(e)(l)	1,599		1,313
Series 2019-1, Class A1, 2.94%, 6/25/2049(e)(l)	5,731		5,754
Series 2019-1, Class M1, 3.76%, 6/25/2049‡(e)(l)	6,250		5,913
Series 2020-1, Class B1, 3.73%, 2/25/2050‡(e)(l)	5,410		5,168
Structured Adjustable Rate Mortgage Loan Trust
Series 2005-1, Class 1A1, 3.44%, 2/25/2035(l)	361		349
Structured Asset Mortgage Investments II Trust
Series 2005-AR3, Class 1A1, 0.71%, 8/25/2035(l)	3,049		3,046
Series 2007-AR7, Class 1A1, 1.02%, 5/25/2047(l)	3,564		2,662
Toorak Mortgage Corp. Ltd.
Series 2018-1, Class A1, 4.34%, 8/25/2021(e)(i)	5,620		5,625
Series 2019-1, Class A1, 4.46%, 3/25/2022(e)(i)	7,400		7,443
Series 2019-2, Class A1, 3.72%, 9/25/2022(i)	1,970		1,968
Verus Securitization Trust
Series 2018-INV1, Class B1, 4.55%, 3/25/2058‡(e)(l)	5,000		4,834
Series 2018-2, Class A1, 3.68%, 6/1/2058(e)(l)	4,208		4,258
Series 2018-3, Class A1, 4.11%, 10/25/2058(e)(l)	2,834		2,898
Series 2019-1, Class A1, 3.84%, 2/25/2059(e)(l)	3,329		3,393
Series 2019-2, Class B1, 4.44%, 5/25/2059‡(e)(l)	1,700		1,520
Series 2019-INV2, Class M1, 3.50%, 7/25/2059‡(e)(l)	2,000		1,821
Series 2019-INV2, Class B1, 4.45%, 7/25/2059‡(e)(l)	2,000		1,792
Series 2019-INV3, Class B1, 3.73%, 11/25/2059‡(e)(l)	5,000		4,458
Series 2019-INV1, Class M1, 4.03%, 12/25/2059‡(e)(l)	1,000		983
Series 2019-INV1, Class B1, 4.99%, 12/25/2059‡(e)	4,100		3,734
Series 2020-1, Class M1, 3.02%, 1/25/2060‡(e)(l)	1,700		1,578
WaMu Mortgage Pass-Through Certificates Trust
Series 2004-AR11, Class A, 3.79%, 10/25/2034(l)	1,054		1,035
Series 2005-AR5, Class A6, 3.64%, 5/25/2035(l)	2,402		2,393
Series 2005-AR7, Class A3, 3.07%, 8/25/2035(l)	3,456		3,293
Series 2005-AR10, Class 1A3, 4.08%, 9/25/2035(l)	1,982		2,061
Series 2005-AR16, Class 1A1, 3.74%, 12/25/2035(l)	652		628
Series 2005-AR14, Class 1A3, 3.82%, 12/25/2035(l)	1,517		1,471

JPMorgan Income Builder Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2020 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Series 2005-AR14, Class 1A4, 3.82%, 12/25/2035(l)	1,012	981
Series 2005-AR18, Class 1A3A, 3.70%, 1/25/2036(l)	68	67
Series 2006-AR2, Class 1A1, 3.69%, 3/25/2036(l)	309	286
Series 2004-AR10, Class A1B, 0.59%, 7/25/2044(l)	899	866
Series 2005-AR15, Class A1A1, 0.43%, 11/25/2045(l)	42	40
Washington Mutual Mortgage Pass-Through Certificates WMALT Trust
Series 2006-3, Class 5A2, 5.50%, 3/25/2021	372	374
Series 2007-1, Class 2A1, 6.00%, 1/25/2022	642	609
Series 2005-1, Class 1A3, 5.50%, 3/25/2035	803	786
Series 2005-4, Class CB7, 5.50%, 6/25/2035	551	522
Series 2005-10, Class 2A5, 5.75%, 11/25/2035	2,544	2,428
Series 2005-10, Class 4CB1, 5.75%, 12/25/2035	844	849
Series 2006-5, Class 2CB5, 6.50%, 7/25/2036	206	188
Series 2007-1, Class 1A7, 0.77%, 2/25/2037(l)	3,684	2,511
Wells Fargo Mortgage-Backed Securities Trust
Series 2006-AR19, Class A3, 4.30%, 12/25/2036(l)	210	191
Series 2007-15, Class A1, 6.00%, 11/25/2037	281	284

		807,192

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $820,749)		812,537

EQUITY-LINKED NOTES — 4.3%
Credit Suisse AG., ELN, 7.50%, 9/16/2020, (linked to Russell 2000 Index)	181	264,943
GS Finance Corp., ELN, 9.00%, 8/7/2020, (linked to Russell 2000 Index)	192	273,229

TOTAL EQUITY-LINKED NOTES (COST $489,868)		538,172

ASSET-BACKED SECURITIES — 3.8%
Cayman Islands — 0.0%(a)
BlueMountain CLO Ltd.
Series 2012-2A, Class DR2, 3.28%, 11/20/2028‡(e)(l)	750	690
Series 2018-3A, Class D, 3.49%, 10/25/2030‡(e)(l)	685	630
Voya CLO Ltd. Series 2016-3A, Class CR, 3.52%, 10/18/2031‡(e)(l)	550	502

		1,822

United States — 3.8%
ABFC Trust
Series 2003-OPT1, Class A1A, 0.99%, 4/25/2033‡(l)	184	173
Series 2004-OPT3, Class M1, 0.92%, 9/25/2033‡(l)	587	570
Series 2004-HE1, Class M1, 1.07%, 3/25/2034‡(l)	1,086	1,061
Series 2005-WF1, Class M1, 0.71%, 11/25/2034‡(l)	543	539
ACC Trust
Series 2018-1, Class B, 4.82%, 5/20/2021(e)	149	149
Series 2019-1, Class A, 3.75%, 5/20/2022(e)	283	285
Series 2019-1, Class B, 4.47%, 10/20/2022(e)	3,145	3,146
Series 2018-1, Class C, 6.81%, 2/21/2023(e)	715	713
Series 2019-1, Class C, 6.41%, 2/20/2024(e)	2,050	1,955
Accredited Mortgage Loan Trust Series 2004-4, Class M1, 1.04%, 1/25/2035‡(l)	670	640
ACE Securities Corp. Home Equity Loan Trust
Series 2003-FM1, Class M1, 1.46%, 11/25/2032‡(l)	719	720
Series 2003-NC1, Class M1, 1.34%, 7/25/2033‡(l)	432	429
Series 2003-HE1, Class M1, 1.15%, 11/25/2033(l)	937	917
Series 2003-OP1, Class M1, 1.22%, 12/25/2033‡(l)	2,772	2,688
Series 2004-OP1, Class M2, 1.75%, 4/25/2034‡(l)	2,917	2,836
Series 2004-HE4, Class M2, 1.15%, 12/25/2034‡(l)	1,145	1,105
American Credit Acceptance Receivables Trust
Series 2018-3, Class E, 5.17%, 10/15/2024(e)	1,545	1,594
Series 2017-4, Class E, 5.02%, 12/10/2024(e)	420	429
Series 2018-4, Class D, 4.40%, 1/13/2025(e)	3,280	3,417
Series 2018-4, Class E, 5.38%, 1/13/2025(e)	725	746
Series 2019-1, Class D, 3.81%, 4/14/2025(e)	3,850	3,971

JPMorgan Income Builder Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2020 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Series 2019-1, Class E, 4.84%, 4/14/2025(e)	2,505	2,575
Series 2019-2, Class D, 3.41%, 6/12/2025(e)	610	626
Series 2019-2, Class E, 4.29%, 6/12/2025(e)	480	478
Series 2018-3, Class F, 6.44%, 6/12/2025(e)	1,255	1,304
Series 2019-3, Class E, 3.80%, 9/12/2025(e)	847	838
Series 2018-4, Class F, 6.94%, 10/13/2025(e)	1,045	1,064
Series 2019-1, Class F, 6.06%, 12/12/2025(e)	1,630	1,599
Series 2020-2, Class C, 3.88%, 4/13/2026(e)	1,000	1,048
Series 2019-3, Class F, 5.42%, 5/12/2026(e)	1,210	1,133
Series 2020-2, Class D, 5.65%, 5/13/2026(e)	900	982
Series 2019-2, Class F, 5.81%, 6/12/2026(e)	510	491
AmeriCredit Automobile Receivables Trust Series 2019-1, Class D, 3.62%, 3/18/2025	1,185	1,226
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates Series 2002-AR1, Class M1, 1.26%, 9/25/2032‡(l)	353	355
Ameriquest Mortgage Securities, Inc. Asset-Backed Securities
Series 2004-R1, Class A2, 0.77%, 2/25/2034‡(l)	687	632
Series 2004-R1, Class M1, 0.97%, 2/25/2034‡(l)	1,827	1,741
Series 2004-R1, Class M2, 1.04%, 2/25/2034‡(l)	328	310
Argent Securities, Inc. Asset-Backed Pass-Through Certificates
Series 2004-W3, Class A3, 0.99%, 2/25/2034‡(l)	1,330	1,260
Series 2004-W2, Class M2, 2.05%, 4/25/2034‡(l)	497	492
Series 2004-W2, Class M3, 2.27%, 4/25/2034‡(l)	368	367
Series 2004-W7, Class M2, 1.07%, 5/25/2034‡(l)	398	391
Asset-Backed Securities Corp. Home Equity Loan Trust
Series 2001-HE3, Class A1, 0.71%, 11/15/2031(l)	1,297	1,272
Series 2003-HE3, Class M2, 3.17%, 6/15/2033‡(l)	37	37
Series 2003-HE4, Class M1, 1.42%, 8/15/2033(l)	1,229	1,204
Series 2003-HE4, Class M2, 3.17%, 8/15/2033‡(l)	766	752
Series 2004-HE2, Class M2, 2.05%, 4/25/2034‡(l)	1,218	1,209
Series 2004-HE7, Class M2, 1.75%, 10/25/2034‡(l)	849	857
Series 2005-HE6, Class M4, 1.13%, 7/25/2035‡(l)	500	498
Bayview Financial Acquisition Trust Series 2006-D, Class 1A5, 5.67%, 12/28/2036‡(i)	169	179
Bayview Financial Mortgage Pass-Through Trust Series 2006-C, Class 1A2, 5.64%, 11/28/2036‡(i)	54	54
Bear Stearns Asset-Backed Securities I Trust
Series 2004-HE6, Class M2, 2.05%, 8/25/2034‡(l)	2,497	2,482
Series 2004-HE11, Class M2, 1.75%, 12/25/2034‡(l)	850	851
Bear Stearns Asset-Backed Securities Trust
Series 2003-SD1, Class A, 1.07%, 12/25/2033‡(l)	376	355
Series 2003-SD1, Class M1, 1.45%, 12/25/2033‡(l)	388	375
Series 2004-HE2, Class M2, 1.97%, 3/25/2034‡(l)	793	795
Series 2003-1, Class M1, 1.82%, 11/25/2042‡(l)	245	248
Series 2004-SD4, Class A1, 1.07%, 8/25/2044‡(l)	1,208	1,171
CarMax Auto Owner Trust Series 2017-1, Class A3, 1.98%, 11/15/2021	19	19
CDC Mortgage Capital Trust
Series 2003-HE1, Class M1, 1.52%, 8/25/2033(l)	281	280
Centex Home Equity Loan Trust
Series 2004-A, Class M1, 0.77%, 1/25/2034‡(l)	2,903	2,851
Series 2004-C, Class M2, 0.97%, 6/25/2034‡(l)	508	476
Series 2004-D, Class MV2, 0.86%, 9/25/2034‡(l)	172	170
Series 2004-D, Class MF2, 5.56%, 9/25/2034‡(i)	603	635
Series 2004-D, Class MF3, 5.76%, 9/25/2034‡(i)	1,640	1,744
Chase Funding Loan Acquisition Trust
Series 2004-AQ1, Class M1, 1.27%, 5/25/2034‡(l)	1,116	1,068
Series 2004-OPT1, Class M2, 1.67%, 6/25/2034‡(l)	354	346
Chase Funding Trust
Series 2003-5, Class 1M2, 5.64%, 9/25/2032‡(l)	131	131
Series 2003-4, Class 2M1, 1.07%, 3/25/2033‡(l)	62	60
Series 2004-1, Class 1M1, 4.73%, 5/25/2033‡	841	885
Series 2003-4, Class 1A5, 5.11%, 5/25/2033‡(i)	932	972
Series 2004-1, Class 2M1, 0.92%, 9/25/2033‡(l)	192	189

JPMorgan Income Builder Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2020 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Series 2003-6, Class 2A2, 0.75%, 11/25/2034‡(l)	2,267	2,125
Series 2003-6, Class 2M1, 0.92%, 11/25/2034‡(l)	1,019	1,014
Series 2004-2, Class 1M1, 5.70%, 2/26/2035‡(l)	1,803	1,890
CHEC Loan Trust Series 2004-1, Class M1, 1.07%, 7/25/2034‡(e)(l)	873	829
Citifinancial Mortgage Securities, Inc. Series 2004-1, Class AF4, 5.07%, 4/25/2034‡(i)	2,730	2,839
Citigroup Mortgage Loan Trust, Inc.
Series 2005-OPT1, Class M4, 1.22%, 2/25/2035‡(l)	190	175
Series 2005-WF2, Class AF7, 5.25%, 8/25/2035‡(i)	39	39
Conn’s Receivables Funding LLC
Series 2018-A, Class B, 4.65%, 1/15/2023‡(e)	204	203
Series 2018-A, Class C, 6.02%, 1/15/2023‡(e)	160	158
Series 2019-A, Class B, 4.36%, 10/16/2023‡(e)	1,147	1,142
Series 2019-A, Class C, 5.29%, 10/16/2023‡(e)	1,699	1,624
Series 2019-B, Class B, 3.62%, 6/17/2024‡(e)	920	890
Consumer Loan Underlying Bond Certificate Issuer Trust I
Series 2020-9, Class PT, 8.30%, 4/15/2045(e)(l)	7,413	6,793
Series 2020-8, Class PT, HB, 26.01%, 4/17/2045(e)(l)	2,973	2,629
Countrywide Asset-Backed Certificates
Series 2002-4, Class M1, 1.30%, 12/25/2032‡(l)	458	447
Series 2004-2, Class M1, 0.92%, 5/25/2034‡(l)	3,261	3,239
Series 2004-3, Class M1, 0.92%, 6/25/2034‡(l)	427	413
Series 2004-3, Class M2, 1.00%, 6/25/2034‡(l)	397	390
Series 2004-BC4, Class M1, 1.22%, 11/25/2034‡(l)	128	127
Series 2004-ECC2, Class M2, 1.15%, 12/25/2034‡(l)	269	267
Series 2005-12, Class M2, 0.66%, 2/25/2036‡(l)	2,464	2,450
Series 2005-AB4, Class 2A1, 0.44%, 3/25/2036‡(l)	1,660	1,441
Series 2006-19, Class 2A2, 0.33%, 3/25/2037‡(l)	4,745	4,670
Countrywide Partnership Trust Series 2004-EC1, Class M2, 1.12%, 1/25/2035‡(l)	595	594
CPS Auto Receivables Trust Series 2019-A, Class D, 4.35%, 12/16/2024(e)	820	849
Credit Acceptance Auto Loan Trust
Series 2019-1A, Class B, 3.75%, 4/17/2028(e)	4,875	5,106
Series 2019-3A, Class B, 2.86%, 1/16/2029(e)	1,500	1,547
Credit-Based Asset Servicing and Securitization LLC
Series 2004-CB2, Class M1, 0.95%, 7/25/2033‡(l)	1,118	1,060
Series 2003-CB6, Class M1, 1.22%, 12/25/2033‡(l)	1,843	1,792
CWABS Asset-Backed Certificates Trust Series 2005-11, Class AF6, 5.05%, 2/25/2036‡(l)	394	400
CWABS, Inc. Asset-Backed Certificates
Series 2004-1, Class M3, 1.15%, 2/25/2034‡(l)	902	898
Series 2004-1, Class M2, 1.00%, 3/25/2034‡(l)	503	497
CWABS, Inc. Asset-Backed Certificates Trust
Series 2004-5, Class M2, 1.18%, 7/25/2034‡(l)	1,213	1,198
Series 2004-6, Class M2, 1.15%, 10/25/2034‡(l)	454	438
Drive Auto Receivables Trust
Series 2019-4, Class A2A, 2.32%, 6/15/2022	267	267
Series 2019-3, Class C, 2.90%, 8/15/2025	2,390	2,446
Series 2019-3, Class D, 3.18%, 10/15/2026	2,010	2,062
DT Auto Owner Trust
Series 2019-1A, Class D, 3.87%, 11/15/2024(e)	3,285	3,391
Series 2018-2A, Class E, 5.54%, 6/16/2025(e)	685	701
Series 2018-3A, Class E, 5.33%, 11/17/2025(e)	2,732	2,801
Series 2019-1A, Class E, 4.94%, 2/17/2026(e)	3,690	3,729
Series 2019-2A, Class E, 4.46%, 5/15/2026(e)	4,167	4,204
Series 2019-3A, Class E, 3.85%, 8/17/2026(e)	3,900	3,858
Exeter Automobile Receivables Trust
Series 2016-2A, Class D, 8.25%, 4/17/2023(e)	833	853
Series 2018-2A, Class D, 4.04%, 3/15/2024(e)	4,000	4,080
Series 2018-3A, Class E, 5.43%, 8/15/2024(e)	990	1,055
Series 2019-2A, Class D, 3.71%, 3/17/2025(e)	620	638
Series 2018-2A, Class E, 5.33%, 5/15/2025(e)	1,300	1,326
Series 2018-4A, Class E, 5.38%, 7/15/2025(e)	1,050	1,071
Series 2019-3A, Class D, 3.11%, 8/15/2025(e)	2,385	2,429
Series 2019-1A, Class E, 5.20%, 1/15/2026(e)	4,340	4,471

JPMorgan Income Builder Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2020 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Series 2019-2A, Class E, 4.68%, 5/15/2026(e)	10,840	10,983
Series 2019-3A, Class E, 4.00%, 8/17/2026(e)	2,333	2,296
Series 2020-1A, Class E, 3.74%, 1/15/2027(e)	2,690	2,578
FFMLT Trust Series 2005-FF11, Class M1, 0.82%, 11/25/2035‡(l)	3,521	3,501
Finance America Mortgage Loan Trust Series 2004-3, Class M2, 1.12%, 11/25/2034‡(l)	147	128
First Franklin Mortgage Loan Asset-Backed Certificates Series 2004-FF3, Class M1, 1.00%, 5/25/2034‡(l)	567	554
First Franklin Mortgage Loan Trust
Series 2003-FF5, Class M1, 1.07%, 3/25/2034‡(l)	2,875	2,847
Series 2004-FF5, Class A1, 0.89%, 8/25/2034‡(l)	1,457	1,447
Series 2005-FF10, Class A1, 0.47%, 11/25/2035‡(l)	6,776	6,521
Series 2006-FF8, Class IIA3, 0.32%, 7/25/2036‡(l)	212	211
Flagship Credit Auto Trust Series 2016-3, Class E, 6.25%, 10/15/2023(e)	1,460	1,500
FREED ABS Trust
Series 2018-2, Class B, 4.61%, 10/20/2025‡(e)	1,135	1,130
Series 2019-1, Class A, 3.42%, 6/18/2026(e)	304	305
Series 2019-1, Class B, 3.87%, 6/18/2026(e)	2,320	2,310
Series 2019-1, Class C, 5.39%, 6/18/2026‡(e)	1,760	1,682
Fremont Home Loan Trust
Series 2003-A, Class M1, 1.15%, 8/25/2033‡(l)	1,525	1,482
Series 2002-1, Class M1, 1.42%, 8/25/2033‡(l)	1,537	1,539
Series 2004-B, Class M2, 1.12%, 5/25/2034‡(l)	372	370
Series 2004-2, Class M2, 1.10%, 7/25/2034(l)	377	367
Series 2004-C, Class M1, 1.15%, 8/25/2034‡(l)	656	602
Series 2004-D, Class M1, 1.04%, 11/25/2034(l)	1,637	1,509
Series 2004-D, Class M2, 1.07%, 11/25/2034(l)	226	211
GLS Auto Receivables Issuer Trust
Series 2019-4A, Class A, 2.47%, 11/15/2023(e)	506	511
Series 2019-4A, Class B, 2.78%, 9/16/2024(e)	1,330	1,353
Series 2019-1A, Class C, 3.87%, 12/16/2024(e)	1,485	1,532
Series 2019-4A, Class C, 3.06%, 8/15/2025(e)	1,050	1,066
Series 2019-1A, Class D, 4.94%, 12/15/2025(e)	540	546
Series 2019-2A, Class D, 4.52%, 2/17/2026(e)	1,000	999
GLS Auto Receivables Trust Series 2018-3A, Class D, 5.34%, 8/15/2025(e)	860	874
GM Financial Consumer Automobile Series 2017-1A, Class A3, 1.78%, 10/18/2021(e)	68	68
GM Financial Consumer Automobile Receivables Trust Series 2019-2, Class A2A, 2.66%, 6/16/2022	316	317
GSAA Home Equity Trust Series 2005-6, Class A3, 0.54%, 6/25/2035‡(l)	19	19
GSAMP Trust
Series 2003-SEA, Class A1, 0.57%, 2/25/2033‡(l)	782	765
Series 2003-HE1, Class M1, 1.43%, 6/20/2033‡(l)	1,487	1,476
Series 2005-NC1, Class M1, 0.85%, 2/25/2035‡(l)	835	838
Series 2006-FM1, Class A2C, 0.33%, 4/25/2036‡(l)	2,657	2,019
Series 2006-HE4, Class A2C, 0.32%, 6/25/2036‡(l)	463	460
Series 2007-SEA1, Class A, 0.47%, 12/25/2036‡(e)(l)	4,779	4,551
Series 2006-HE3, Class A2C, 0.33%, 5/25/2046(l)	2,896	2,851
Home Equity Asset Trust
Series 2002-5, Class M1, 1.87%, 5/25/2033‡(l)	2,327	2,300
Series 2003-3, Class M1, 1.46%, 8/25/2033‡(l)	549	539
Series 2004-6, Class M2, 1.07%, 12/25/2034‡(l)	443	431
Home Equity Loan Trust Series 2007-FRE1, Class 2AV3, 0.40%, 4/25/2037‡(l)	13,358	12,628
Home Equity Mortgage Loan Asset-Backed Trust SPMD
Series 2004-B, Class M2, 1.30%, 11/25/2034‡(l)	353	345
Series 2004-C, Class M1, 1.01%, 3/25/2035‡(l)	5,982	5,715
Series 2004-C, Class M2, 1.07%, 3/25/2035‡(l)	691	630
Honda Auto Receivables Owner Trust Series 2017-2, Class A3, 1.68%, 8/16/2021	347	348
Lendmark Funding Trust Series 2018-1A, Class C, 5.03%, 12/21/2026‡(e)	1,110	1,085

JPMorgan Income Builder Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2020 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Long Beach Mortgage Loan Trust
Series 2001-2, Class M1, 0.73%, 7/25/2031‡(l)	280	278
Series 2002-5, Class M1, 1.42%, 11/25/2032‡(l)	1,819	1,785
Series 2003-4, Class M1, 1.19%, 8/25/2033‡(l)	124	123
Series 2004-3, Class M2, 1.07%, 7/25/2034‡(l)	610	590
Series 2004-3, Class M4, 1.78%, 7/25/2034‡(l)	398	394
Series 2004-3, Class M6, 2.31%, 7/25/2034(l)	230	230
Series 2004-4, Class M1, 1.07%, 10/25/2034‡(l)	1,071	1,047
Mariner Finance Issuance Trust Series 2018-AA, Class A, 4.20%, 11/20/2030(e)	2,050	2,068
Marlette Funding Trust Series 2017-3A, Class D, 5.03%, 12/15/2024(e)	1,000	982
MASTR Asset-Backed Securities Trust
Series 2003-OPT1, Class M3, 4.30%, 12/25/2032‡(l)	2,069	2,067
Series 2004-OPT2, Class M1, 1.07%, 9/25/2034‡(l)	426	411
Series 2004-OPT2, Class M2, 1.15%, 9/25/2034‡(l)	704	686
Series 2005-NC1, Class M2, 0.92%, 12/25/2034‡(l)	507	489
Series 2005-NC1, Class M4, 1.31%, 12/25/2034‡(l)	734	721
ME Funding LLC Series 2019-1, Class A2, 6.45%, 7/30/2049(e)	4,714	3,834
Mercedes-Benz Auto Lease Trust Series 2019-B, Class A2, 2.01%, 12/15/2021	645	648
Mercedes-Benz Auto Receivables Trust Series 2019-1, Class A2A, 2.04%, 6/15/2022	565	569
Merrill Lynch Mortgage Investors Trust
Series 2003-OPT1, Class M1, 1.15%, 7/25/2034(l)	314	303
Series 2004-HE2, Class M1, 1.37%, 8/25/2035‡(l)	154	152
Series 2005-FM1, Class M1, 0.89%, 5/25/2036(l)	1,119	1,088
Metlife Securitization Trust Series 2017-1A, Class A, 3.00%, 4/25/2055(e)(l)	5,469	5,699
MFA LLC
Series 2017-NPL1, Class A1, 3.35%, 11/25/2047‡(e)(i)	4,426	4,448
Series 2018-NPL1, Class A1, 3.88%, 5/25/2048‡(e)(i)	11,793	11,747
Series 2018-NPL2, Class A1, 4.16%, 7/25/2048‡(e)(i)	8,252	8,243
Morgan Stanley ABS Capital I, Inc. Trust
Series 2003-NC10, Class M1, 1.19%, 10/25/2033‡(l)	543	536
Series 2004-HE1, Class M1, 1.03%, 1/25/2034‡(l)	1,647	1,619
Series 2004-NC3, Class M1, 0.97%, 3/25/2034‡(l)	1,827	1,771
Series 2004-HE3, Class M1, 1.03%, 3/25/2034‡(l)	2,466	2,397
Series 2004-HE2, Class M2, 1.97%, 3/25/2034‡(l)	99	98
Series 2004-HE3, Class M2, 2.05%, 3/25/2034‡(l)	574	569
Series 2004-HE2, Class M3, 2.35%, 3/25/2034‡(l)	1,033	992
Series 2004-NC5, Class M1, 1.07%, 5/25/2034‡(l)	3,756	3,683
Series 2004-WMC2, Class M1, 1.09%, 7/25/2034‡(l)	1,380	1,351
Series 2004-WMC2, Class M2, 1.97%, 7/25/2034‡(l)	262	257
Series 2004-NC6, Class M2, 2.05%, 7/25/2034‡(l)	451	445
Series 2004-HE6, Class M1, 1.00%, 8/25/2034(l)	465	460
Series 2004-HE6, Class M2, 1.07%, 8/25/2034‡(l)	830	809
Series 2004-HE7, Class M2, 1.12%, 8/25/2034‡(l)	217	214
Series 2004-HE6, Class M3, 1.15%, 8/25/2034‡(l)	549	539
Series 2004-HE7, Class M3, 1.19%, 8/25/2034‡(l)	56	56
Series 2004-HE8, Class M1, 1.13%, 9/25/2034‡(l)	1,798	1,760
Series 2004-HE8, Class M2, 1.19%, 9/25/2034‡(l)	299	292
Series 2004-NC8, Class M3, 1.28%, 9/25/2034‡(l)	424	413
Series 2004-HE8, Class M3, 1.30%, 9/25/2034‡(l)	526	516
Series 2005-HE1, Class M2, 0.88%, 12/25/2034‡(l)	315	284
Series 2005-HE1, Class M3, 0.95%, 12/25/2034‡(l)	852	771
Series 2005-NC1, Class M3, 0.94%, 1/25/2035‡(l)	263	246
Series 2004-WMC3, Class M2, 0.97%, 1/25/2035‡(l)	2,617	2,533
Morgan Stanley Mortgage Loan Trust Series 2007-5AX, Class 2A2, 0.32%, 2/25/2037‡(l)	3,634	1,470
New Century Home Equity Loan Trust
Series 2003-3, Class M1, 1.36%, 7/25/2033‡(l)	26	26
Series 2003-B, Class M2, 2.65%, 11/25/2033‡(l)	340	341

JPMorgan Income Builder Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2020 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Series 2004-1, Class M1, 1.06%, 5/25/2034(l)	2,009	1,943
Series 2004-2, Class M2, 1.10%, 8/25/2034‡(l)	163	157
Series 2004-2, Class M4, 1.97%, 8/25/2034‡(l)	689	683
Series 2004-2, Class M6, 2.42%, 8/25/2034‡(l)	408	407
Series 2004-3, Class M2, 1.15%, 11/25/2034‡(l)	400	395
Series 2004-3, Class M3, 1.24%, 11/25/2034‡(l)	310	308
Series 2004-4, Class M1, 0.94%, 2/25/2035‡(l)	3,390	3,268
Series 2004-4, Class M2, 0.97%, 2/25/2035‡(l)	378	372
Series 2005-1, Class M3, 0.95%, 3/25/2035‡(l)	292	264
Series 2006-2, Class A2B, 0.33%, 8/25/2036‡(l)	1,461	1,405
Nissan Auto Receivables Owner Trust Series 2017-A, Class A3, 1.74%, 8/16/2021	139	139
NovaStar Mortgage Funding Trust
Series 2003-2, Class M2, 2.95%, 9/25/2033‡(l)	1,156	1,172
Series 2004-2, Class M4, 1.97%, 9/25/2034‡(l)	1,564	1,511
NRZ Excess Spread-Collateralized Notes
Series 2018-FNT1, Class D, 4.69%, 5/25/2023‡(e)	743	721
Series 2018-FNT1, Class E, 4.89%, 5/25/2023‡(e)	611	590
OnDeck Asset Securitization Trust LLC Series 2018-1A, Class C, 4.52%, 4/18/2022‡(e)	250	250
OneMain Financial Issuance Trust
Series 2015-3A, Class C, 5.82%, 11/20/2028‡(e)	915	903
Series 2019-1A, Class B, 3.79%, 2/14/2031‡(e)	990	1,010
Option One Mortgage Acceptance Corp. Asset-Backed Certificates
Series 2003-5, Class A2, 0.81%, 8/25/2033‡(l)	361	343
Series 2003-5, Class M2, 2.50%, 8/25/2033‡(l)	107	113
Option One Mortgage Loan Trust
Series 2002-3, Class A1, 0.67%, 8/25/2032‡(l)	2,680	2,637
Series 2002-3, Class A2, 0.71%, 8/25/2032‡(l)	449	442
Series 2004-3, Class M2, 1.03%, 11/25/2034‡(l)	490	472
People’s Choice Home Loan Securities Trust Series 2004-2, Class M3, 1.90%, 10/25/2034‡(l)	1,910	1,827
PNMAC FMSR Issuer Trust Series 2018-FT1, Class A, 2.52%, 4/25/2023(e)(l)	2,878	2,775
PNMAC GMSR Issuer Trust Series 2018-GT1, Class A, 3.02%, 2/25/2023(e)(l)	3,715	3,623
Prestige Auto Receivables Trust
Series 2017-1A, Class E, 4.89%, 5/15/2024(e)	780	800
Series 2018-1A, Class D, 4.14%, 10/15/2024(e)	865	884
Series 2018-1A, Class E, 5.03%, 1/15/2026(e)	635	649
Pretium Mortgage Credit Partners I LLC
Series 2019-NPL2, Class A1, 3.84%, 12/27/2058‡(e)(i)	2,736	2,723
Series 2019-NPL2, Class A2, 5.93%, 12/27/2058‡(e)(i)	5,500	5,066
Series 2019-NPL3, Class A2, 4.58%, 7/27/2059‡(e)(i)	2,500	2,406
PRPM LLC
Series 2019-2A, Class A1, 3.97%, 4/25/2024‡(e)(i)	7,519	7,581
Series 2019-2A, Class A2, 5.44%, 4/25/2024‡(e)(i)	3,250	3,211
Series 2019-3A, Class A1, 3.35%, 7/25/2024‡(e)(i)	4,254	4,225
Series 2019-4A, Class A1, 3.35%, 11/25/2024‡(e)(i)	4,073	4,046
RAMP Trust
Series 2002-RS2, Class AI5, 5.52%, 3/25/2032‡(l)	360	375
Series 2006-RZ3, Class M1, 0.52%, 8/25/2036‡(l)	5,500	5,229
RASC Trust
Series 2005-EMX1, Class M1, 0.82%, 3/25/2035‡(l)	1,350	1,337
Series 2005-KS2, Class M1, 0.82%, 3/25/2035‡(l)	645	635
Renaissance Home Equity Loan Trust
Series 2002-3, Class M1, 1.67%, 12/25/2032‡(l)	681	670
Series 2003-1, Class M1, 1.67%, 6/25/2033‡(l)	292	284
Series 2003-4, Class M1, 1.02%, 3/25/2034‡(l)	1,436	1,370
Series 2003-4, Class M2F, 6.24%, 3/25/2034‡(i)	772	774
Series 2005-1, Class AF6, 4.97%, 5/25/2035‡(i)	116	121
Series 2005-2, Class AV3, 0.54%, 8/25/2035‡(l)	836	784
Santander Prime Auto Issuance Notes Trust
Series 2018-A, Class E, 5.04%, 9/15/2025(e)	1,065	1,040
Series 2018-A, Class F, 6.80%, 9/15/2025(e)	1,613	1,592
SASCO Mortgage Loan Trust Series 2004-GEL3, Class M1, 1.75%, 8/25/2034‡(l)	668	655

JPMorgan Income Builder Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2020 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Saxon Asset Securities Trust
Series 2003-3, Class M1, 1.15%, 12/25/2033‡(l)	3,567	3,440
Series 2004-2, Class MV2, 1.97%, 8/25/2035‡(l)	775	769
Series 2004-2, Class AF3, 3.97%, 8/25/2035‡(l)	6	6
Series 2005-2, Class M2, 0.83%, 10/25/2035(l)	2,796	2,679
Securitized Asset-Backed Receivables LLC Trust
Series 2004-NC1, Class M1, 0.95%, 2/25/2034‡(l)	1,752	1,708
Series 2004-OP1, Class M2, 1.82%, 2/25/2034‡(l)	404	404
Series 2004-OP2, Class M1, 1.15%, 8/25/2034‡(l)	2,155	2,113
Series 2005-OP1, Class M2, 0.85%, 1/25/2035‡(l)	561	534
Series 2005-FR2, Class M2, 1.15%, 3/25/2035‡(l)	304	303
Specialty Underwriting & Residential Finance Trust
Series 2004-BC1, Class M2, 1.78%, 2/25/2035‡(l)	430	430
Series 2004-BC3, Class M1, 1.10%, 7/25/2035‡(l)	736	724
Stanwich Mortgage Loan Trust Series 2019-NPB2, Class A1, 3.48%, 11/16/2024(e)(i)	5,163	5,111
Structured Asset Investment Loan Trust
Series 2003-BC6, Class M1, 1.30%, 7/25/2033‡(l)	447	444
Series 2003-BC7, Class M1, 1.30%, 7/25/2033‡(l)	8	8
Series 2003-BC12, Class M1, 1.15%, 11/25/2033‡(l)	65	65
Series 2004-5, Class M3, 1.10%, 5/25/2034‡(l)	135	118
Series 2004-6, Class M1, 1.07%, 7/25/2034‡(l)	693	687
Series 2004-7, Class M1, 1.22%, 8/25/2034‡(l)	855	851
Series 2004-8, Class M2, 1.10%, 9/25/2034‡(l)	365	352
Series 2004-BNC1, Class A5, 1.41%, 9/25/2034‡(l)	174	170
Series 2005-HE2, Class M1, 0.89%, 7/25/2035‡(l)	75	75
Structured Asset Securities Corp. Mortgage Loan Trust
Series 2006-BC4, Class A4, 0.34%, 12/25/2036‡(l)	2,767	2,662
Series 2006-BC6, Class A4, 0.34%, 1/25/2037(l)	6,030	5,898
Structured Asset Securities Corp. Pass-Through Certificates Series 2002-AL1, Class A3, 3.45%, 2/25/2032‡	2,031	1,983
Toyota Auto Receivables Owner Trust Series 2018-C, Class A2A, 2.77%, 8/16/2021	124	124
Tricolor Auto Securitization Trust Series 2018-2A, Class A, 3.96%, 10/15/2021(e)	32	32
Vericrest Opportunity Loan Trust
Series 2019-NPL2, Class A1, 3.97%, 2/25/2049‡(e)(i)	9,622	9,618
Series 2019-NPL4, Class A2, 5.44%, 8/25/2049‡(e)(i)	540	502
Series 2019-NPL7, Class A1A, 3.18%, 10/25/2049‡(e)(i)	10,019	9,933
Verizon Owner Trust Series 2017-2A, Class A, 1.92%, 12/20/2021(e)	26	26
Volvo Financial Equipment LLC Series 2019-2A, Class A2, 2.02%, 8/15/2022(e)	949	957
Wells Fargo Home Equity Asset-Backed Securities Trust
Series 2004-2, Class M4, 1.97%, 12/25/2033(l)	882	869
Series 2004-2, Class M1, 1.07%, 10/25/2034‡(l)	571	549
Series 2004-2, Class M5, 2.05%, 10/25/2034‡(l)	154	154
Series 2004-2, Class M8A, 4.67%, 10/25/2034‡(e)(l)	290	256
Series 2004-2, Class M8B, 5.00%, 10/25/2034‡(e)(l)	290	261
Wells Fargo Home Equity Trust Mortgage Pass-Through Certificates
Series 2004-1, Class M2, 0.80%, 4/25/2034‡(l)	284	274
Series 2004-1, Class M4, 1.32%, 4/25/2034‡(l)	630	581
Westlake Automobile Receivables Trust
Series 2019-1A, Class D, 3.67%, 3/15/2024(e)	2,765	2,855
Series 2019-2A, Class C, 2.84%, 7/15/2024(e)	1,700	1,730
Series 2019-1A, Class E, 4.49%, 7/15/2024(e)	2,865	2,961
Series 2018-3A, Class F, 6.02%, 2/18/2025(e)	3,605	3,578
Series 2019-2A, Class E, 4.02%, 4/15/2025(e)	1,760	1,771
Series 2019-1A, Class F, 5.67%, 2/17/2026(e)	1,769	1,741
Series 2019-2A, Class F, 5.00%, 3/16/2026(e)	1,880	1,790

		466,387

TOTAL ASSET-BACKED SECURITIES (Cost $459,429)		468,209

JPMorgan Income Builder Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2020 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
LOAN ASSIGNMENTS — 2.4%(n)
Canada — 0.1%
1011778 BC ULC, 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 1.75%), 1.91%, 11/19/2026(d)	1,273	1,221
Bombardier Recreational Products, Inc., 1st Lien Term Loan B2 (ICE LIBOR USD 3 Month + 5.00%), 6.00%, 12/30/2023(d)	155	156
Concordia Healthcare Corp., Initial Dollar Term Loan (ICE LIBOR USD 3 Month + 5.50%), 6.57%, 9/6/2024(d)	5,593	5,198
Kik Custom Products, 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 4.00%), 5.00%, 5/15/2023(d)	725	714
Stars Group Holdings BV, 1st Lien Term Loan B (ICE LIBOR USD 3 Month + 3.50%), 3.81%, 7/10/2025(d)	208	208

		7,497

France — 0.0%(a)
Altice France SA, 1st Lien Term loan B-13 (ICE LIBOR USD 1 Month + 4.00%), 4.17%, 8/14/2026(d)	2,709	2,644

United States — 2.3%
Acadia Healthcare Co., Inc., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 2.50%), 2.66%, 2/16/2023(d)	842	827
Adient US LLC, 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 4.25%; ICE LIBOR USD 3 Month + 4.25%), 4.49%, 5/6/2024(d)	685	674
Advanced Drainage Systems, Inc., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 2.25%), 2.44%, 7/31/2026(d)	462	455
Albany Molecular Research, Inc., 1st Lien Term Loan (ICE LIBOR USD 3 Month + 3.25%), 4.25%, 8/30/2024(d)	688	676
Allied Universal Holdco LLC, 1st Lien Term Loan (ICE LIBOR USD 1 Month + 4.25%), 4.41%, 7/10/2026(d)(o)	676	666
Altice Financing SA, 1st Lien Term Loan (ICE LIBOR USD 1 Month + 2.75%), 2.92%, 7/15/2025(d)	900	865
AMC Entertainment Holdings, Inc., 1st Lien Term Loan B (ICE LIBOR USD 3 Month + 3.00%), 4.08%, 4/22/2026(d)	519	337
American Airlines, Inc., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 2.00%), 2.17%, 12/15/2023(d)	669	498
American Axle & Manufacturing, Inc., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 2.25%), 3.00%, 4/6/2024(d)	1,608	1,562
API Group Corp., 1st Lien Term Loan (ICE LIBOR USD 1 Month + 2.50%), 2.66%, 10/1/2026(d)	867	850
Ascend Learning LLC, Term Loan B (ICE LIBOR USD 1 Month + 3.00%), 4.00%, 7/12/2024(d)(o)	737	720
Asurion LLC, 2nd Lien Term Loan (ICE LIBOR USD 1 Month + 6.50%), 6.66%, 8/4/2025(d)	302	304
Asurion LLC, Term Loan B-6 (ICE LIBOR USD 1 Month + 3.00%), 3.16%, 11/3/2023(d)	995	979
Asurion LLC, Term Loan B-7 (ICE LIBOR USD 1 Month + 3.00%), 3.16%, 11/3/2024(d)	246	242
Atkins Nutritionals, Inc., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 3.75%), 4.75%, 7/7/2024(d)(o)	475	474
Avaya, Inc., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 4.25%), 4.42%, 12/15/2024(d)	2,116	1,996
Axalta Coating Systems US Holdings, Inc., Term Loan B (ICE LIBOR USD 3 Month + 1.75%), 2.06%, 6/1/2024(d)	2,180	2,131
B&G Foods, Inc., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 2.50%), 2.66%, 10/10/2026(d)	266	262
Banijay Entertainment, 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 3.75%), 3.91%, 3/1/2025(d)(o)	890	859

JPMorgan Income Builder Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2020 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Barracuda Networks, Inc., 1st Lien Term Loan (ICE LIBOR USD 3 Month + 3.25%), 4.25%, 2/12/2025(d)	333	328
Berry Global, Inc., 1st Lien Term Loan W (ICE LIBOR USD 1 Month + 2.00%), 2.19%, 10/1/2022(d)(o)	1,750	1,715
BJ’s Wholesale Club, Inc., 1st Lien Term Loan (ICE LIBOR USD 1 Month + 2.00%), 2.43%, 2/3/2024(d)	308	304
Bombardier Recreational Products, Inc., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 2.00%), 2.16%, 12/30/2027(d)	457	435
Brookfield WEC Holdings, Inc., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 3.00%), 3.75%, 8/1/2025(d)	607	593
Buckeye Partners LP, 1st Lien Term Loan (ICE LIBOR USD 1 Month + 2.75%), 2.92%, 11/1/2026(d)	2,758	2,692
Bway Holding Co., 1st Lien Term Loan (ICE LIBOR USD 3 Month + 3.25%), 3.52%, 4/3/2024(d)	6,273	5,845
Caesars Resort Collection LLC, 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 2.75%), 2.91%, 12/23/2024(d)	488	448
California Resources Corp., DIP Term Loan (ICE LIBOR USD 1 Month + 9.00%), 10.00%, 1/15/2021(d)(o)	10,472	10,472
California Resources Corp., Senior Secured First Out (ICE LIBOR USD 3 Month + 4.75%), 5.75%, 12/31/2022(d)	11,561	4,187
Calpine Construction Finance Co. LP, 1st Lien Term Loan (ICE LIBOR USD 1 Month + 2.00%), 2.16%, 1/15/2025(d)	1,003	972
Carroll County Energy LLC, 1st Lien Term Loan B (ICE LIBOR USD 3 Month + 3.50%), 3.81%, 2/16/2026(d)	823	818
CBS Radio, Inc., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 2.50%), 2.67%, 11/18/2024(d)	294	277
CCM Merger, Inc., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 2.25%), 3.00%, 8/6/2021(d)	1,271	1,244
CenturyLink, Inc., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 2.25%), 2.41%, 3/15/2027(d)	4,426	4,256
Charter Communications Operating LLC, 1st Lien Term Loan B-2 (ICE LIBOR USD 1 Month + 1.75%), 1.92%, 2/1/2027(d)	2,462	2,400
Chemours Co. (The), Term Loan B (ICE LIBOR USD 1 Month + 1.75%), 1.92%, 4/3/2025(d)	1,062	1,005
CHG Healthcare Services, 1st Lien Term Loan B (ICE LIBOR USD 3 Month + 3.00%), 4.07%, 6/7/2023(d)	1,006	989
Cincinnati Bell, Inc., Term Loan B (ICE LIBOR USD 1 Month + 3.25%), 4.25%, 10/2/2024(d)	3,445	3,426
Cineworld Finance US, Inc., 1st Lien Term Loan B (ICE LIBOR USD 3 Month + 2.25%), 3.32%, 2/28/2025(d)	441	277
CITGO Holding, Inc., 1st Lien Term Loan B (ICE LIBOR USD 3 Month + 7.00%), 8.00%, 8/1/2023(d)	331	315
CityCenter Holdings LLC, Term Loan B (ICE LIBOR USD 1 Month + 2.25%), 3.00%, 4/18/2024(d)	1,004	928
Claire’s Stores, Inc., 1st Lien Term Loan B (ICE LIBOR USD 3 Month + 6.50%), 6.81%, 12/18/2026(d)(p)	1,847	1,429
Clear Channel Outdoor Holdings, Inc., 1st Lien Term Loan B (ICE LIBOR USD 3 Month + 3.50%), 3.76%, 8/21/2026(d)	2,537	2,251
Clover Merger Sub, Inc., 1st Lien Term Loan (ICE LIBOR USD 1 Month + 3.50%), 3.66%, 9/26/2024(d)	731	700
Club Corp Holdings, Inc., Term Loan B (ICE LIBOR USD 3 Month + 2.75%), 3.06%, 9/18/2024(d)	378	324
CommScope, Inc., 1st Lien Term Loan B-2 (ICE LIBOR USD 1 Month + 3.25%), 3.41%, 4/6/2026(d)	1,414	1,382
Conservice, 1st Lien Term Loan (ICE LIBOR USD 3 Month + 4.25%), 4.56%, 5/13/2027(d)	535	524

JPMorgan Income Builder Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2020 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Cornerstone OnDemand, Inc., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 4.25%), 4.43%, 4/22/2027(d)(o)	2,085	2,066
Cortes NP Acquisition Corp., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 3.00%), 3.16%, 3/2/2027(d)	2,150	2,099
CPV Shore Holdings LLC, 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 3.75%), 3.92%, 12/29/2025(d)	322	319
CSC Holdings LLC, 1st Lien Term Loan (ICE LIBOR USD 1 Month + 2.25%), 2.42%, 7/17/2025(d)	2,039	1,967
CSC Holdings LLC, 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 2.25%), 2.42%, 1/15/2026(d)	2,472	2,382
Cumulus Media New Holdings, Inc., 1st Lien Term Loan B (ICE LIBOR USD 3 Month + 3.75%), 4.82%, 3/31/2026(d)(o)	442	419
CVS Holdings I LP, 1st Lien Term Loan (ICE LIBOR USD 3 Month + 4.25%), 4.61%, 8/31/2026(d)	325	294
CVS Holdings I LP, Delayed Draw Term Loan (ICE LIBOR USD 3 Month + 4.25%), 3.23%, 8/31/2026(d)	57	52
DaVita, Inc., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 1.75%), 1.91%, 8/12/2026(d)	648	635
Dell International LLC, 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 2.00%), 2.75%, 9/19/2025(d)	988	974
Delta 2 SARL, 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 2.50%), 3.50%, 2/1/2024(d)	467	450
Diamond Sports Group LLC, 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 3.25%), 3.42%, 8/24/2026(d)	344	274
Digicert, Inc., 1st Lien Term Loan (ICE LIBOR USD 1 Month + 4.00%), 4.16%, 10/16/2026(d)(o)	488	480
Dole Food Co., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 2.75%), 3.75%, 4/6/2024(d)	4,005	3,898
Duff & Phelps Corp., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 3.75%), 4.75%, 4/9/2027(d)	545	537
Dun & Bradstreet Corp. (The), 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 3.75%), 3.92%, 2/6/2026(d)	484	481
Edgewater Generation LLC, 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 3.75%), 3.91%, 12/13/2025(d)	421	407
EIF Channelview Cogeneration LLC, Term Loan (ICE LIBOR USD 3 Month + 4.25%), 5.25%, 5/3/2025(d)	307	306
Elanco Animal Health, Inc., 1st Lien Term Loan B (ICE LIBOR USD 3 Month + 2.00%), 2.00%, 8/1/2027(d)(o)	960	935
Endo Pharmaceuticals, Inc., 1st Lien Term Loan B (ICE LIBOR USD 3 Month + 4.25%), 5.00%, 4/29/2024(d)	330	315
Ensemble RCM LLC, 1st Lien Term Loan (ICE LIBOR USD 3 Month + 3.75%), 4.01%, 8/3/2026(d)	309	306
Envision Healthcare Corp., 1st Lien Term Loan (ICE LIBOR USD 1 Month + 3.75%), 3.91%, 10/10/2025(d)	828	543
Epic Crude Services LP, 1st Lien Term Loan B (ICE LIBOR USD 3 Month + 5.00%), 5.37%, 3/2/2026(d)	11,565	9,011
ESH Hospitality, Inc., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 2.00%), 2.16%, 9/18/2026(d)	672	648
Exela Intermediate LLC, 1st Lien Term Loan B (ICE LIBOR USD 3 Month + 6.50%), 7.50%, 7/12/2023(d)	558	141
ExGen Renewables IV LLC, 1st Lien Term Loan (ICE LIBOR USD 3 Month + 3.00%), 3.37%, 11/28/2024(d)	700	690
FGI Operating Co. LLC, 1st Lien Term Loan (ICE LIBOR USD 3 Month + 11.00%), 12.00%, 5/16/2022‡(d)	195	97
FGI Operating Co. LLC, 1st Lien Term Loan B (ICE LIBOR USD 3 Month + 4.25%), 4.25%, 12/31/2100(d)(j)	792	—	(k)
Flex Acquisition Co., Inc., Term Loan (ICE LIBOR USD 3 Month + 3.00%), 4.00%, 12/29/2023(d)	492	476

JPMorgan Income Builder Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2020 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Frontera Generation Holdings LLC, 1st Lien Senior Secured Term Loan B (ICE LIBOR USD 3 Month + 4.25%), 5.25%, 5/2/2025(d)	389	229
Gardner Denver Holdings, Inc., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 2.75%), 2.92%, 3/1/2027(d)(o)	325	320
Gates Global LLC, 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 2.75%), 3.75%, 4/1/2024(d)	5,370	5,238
Gateway Casinos & Entertainment Ltd., 1st Lien Term Loan (ICE LIBOR USD 3 Month + 3.00%), 3.31%, 12/1/2023(d)	1,799	1,435
Genesee & Wyoming, Inc., 1st Lien Term Loan (ICE LIBOR USD 3 Month + 2.00%), 2.31%, 12/30/2026(d)(o)	1,040	1,020
Getty Images, 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 4.50%), 4.69%, 2/19/2026(d)(o)	2,919	2,627
GGP, Inc., 1st Lien Term Loan B REIT, (ICE LIBOR USD 1 Month + 2.50%), 2.66%, 8/27/2025(d)	609	494
Go Daddy Group, Inc., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 1.75%), 1.91%, 2/15/2024(d)	1,257	1,226
Golden Nugget, Inc., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 2.50%), 3.25%, 10/4/2023(d)(o)	604	504
GoodRx, Inc., 1st Lien Term Loan (ICE LIBOR USD 1 Month + 2.75%), 2.91%, 10/10/2025(d)	670	653
Graham Packaging, 1st Lien Term Loan (ICE LIBOR USD 3 Month + 4.00%), 4.75%, 7/27/2027(d)	736	734
Gray Television, Inc., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 2.50%), 2.67%, 1/2/2026(d)	862	839
Greeneden US Holdings II LLC, 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 3.25%), 3.41%, 12/1/2023(d)(o)	1,552	1,526
Grizzly Acquisitions, Inc., 1st Lien Term Loan B (ICE LIBOR USD 3 Month + 3.25%), 3.55%, 10/1/2025(d)	318	303
Gulf Finance LLC, 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 5.25%), 6.25%, 8/25/2023(d)	3,035	1,945
Hanjin International Corp., 1st Lien Term Loan (ICE LIBOR USD 1 Month + 2.50%), 2.66%, 10/19/2020(d)	476	428
Hargray Communications Group, Inc., Senior Secured Term Loan B (ICE LIBOR USD 1 Month + 3.00%), 4.00%, 5/16/2024(d)	960	938
Hearthside Group Holdings LLC, 1st Lien Term Loan (ICE LIBOR USD 1 Month + 3.69%), 3.85%, 5/23/2025(d)	354	341
Hertz Corp. (The), 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 2.75%), 3.50%, 6/30/2023(d)	666	631
Hillman Group, Inc., Initial Term Loan (ICE LIBOR USD 3 Month + 4.00%), 5.07%, 5/30/2025(d)	621	594
Hostess Brands LLC, 1st Lien Term Loan (ICE LIBOR USD 1 Month + 2.25%; ICE LIBOR USD 3 Month + 2.25%), 3.00%, 8/3/2025(d)(o)	694	677
HUB International Ltd., 1st Lien Term Loan B (ICE LIBOR USD 2 Month + 3.00%; ICE LIBOR USD 3 Month + 3.00%), 3.26%, 4/25/2025(d)	975	945
iHeart Communications, Inc., 1st Lien Term Loan (ICE LIBOR USD 1 Month + 3.00%), 3.16%, 5/1/2026(d)(o)	4,651	4,344
iHeartCommunications, Inc., Term Loan B (ICE LIBOR USD 1 Month + 4.00%), 4.75%, 5/1/2026(d)	168	163
INEOS Enterprises Holdings Ltd., 1st Lien Term Loan B (ICE LIBOR USD 3 Month + 3.50%), 4.50%, 8/28/2026(d)	540	527
Informatica LLC, 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 3.25%), 3.41%, 2/25/2027(d)(o)	1,365	1,330
Intelsat Jackson Holdings, 1st Lien Term Loan (1-MONTH PRIME + 4.75%), 8.00%, 11/27/2023(d)	2,707	2,723

JPMorgan Income Builder Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2020 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Invenergy LLC, Term Loan (ICE LIBOR USD 1 Month + 3.00%), 3.16%, 8/28/2025(d)	315	312
IRB Holding Corp., 1st Lien Term Loan B (ICE LIBOR USD 3 Month + 2.75%), 3.75%, 2/5/2025(d)	1,135	1,064
JBS USA LUX SA, 1st Lien Term Loan B (ICE LIBOR USD 3 Month + 2.00%), 3.07%, 5/1/2026(d)	3,666	3,533
Jet Blue Airways Corp., 1st Lien Term Loan B (ICE LIBOR USD 3 Month + 5.25%), 6.25%, 6/17/2024(d)	260	256
KDC US Holding, Inc., 1st Lien Term Loan B (ICE LIBOR USD 3 Month + 3.75%), 4.06%, 12/22/2025(d)	864	842
Kestrel Acquisition LLC, 1st Lien Term Loan B (ICE LIBOR USD 3 Month + 4.25%), 5.25%, 6/2/2025(d)	361	317
Lifepoint Health, Inc., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 3.75%), 3.91%, 11/16/2025(d)	666	650
Lightstone Holdco LLC, 1st Lien Term Loan B (ICE LIBOR USD 3 Month + 3.75%), 4.75%, 1/30/2024(d)	452	383
Lightstone Holdco LLC, 1st Lien Term Loan C (ICE LIBOR USD 3 Month + 3.75%), 4.75%, 1/30/2024(d)	26	22
MacDonald Dettwiler and Associates Ltd., Term Loan B (ICE LIBOR USD 1 Month + 2.75%), 2.91%, 10/4/2024(d)	448	430
Medallion Midland Acquisition LLC, 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 3.25%), 4.25%, 10/30/2024(d)	353	315
Meredith Corp., 1st Lien Term Loan B
(ICE LIBOR USD 1 Month + 2.50%), 2.67%, 1/31/2025(d)	1,400	1,322
(ICE LIBOR USD 1 Month + 4.25%), 5.25%, 1/31/2025(d)(o)	3,265	3,181
Midcontinent Communications., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 1.75%), 1.93%, 8/15/2026(d)	349	339
Misys, Term Loan B (ICE LIBOR USD 3 Month + 3.50%), 4.50%, 6/13/2024(d)	346	320
Moda Midstream LLC, 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 3.25%), 3.41%, 9/29/2025(d)	334	323
Momentive Performance, 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 3.25%), 3.42%, 5/15/2024(d)	679	636
Moran Foods LLC, 1st Lien Term Loan B (ICE LIBOR USD 3 Month + 7.00%), 7.00%, 4/1/2024‡(d)	3,047	3,028
Moran Foods LLC, 1st Lien Term Loan B2 (ICE LIBOR USD 3 Month + 10.75%), 11.75%, 4/1/2025‡(d)	2,186	1,690
MultiPlan, Inc., 1st Lien Term Loan B (ICE LIBOR USD 3 Month + 2.75%), 3.75%, 6/7/2023(d)	9,984	9,820
NAI Entertainment Holdings LLC, 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 2.50%), 3.50%, 5/8/2025(d)	295	254
Navistar International, 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 3.50%), 3.69%, 11/6/2024(d)	2,727	2,634
Neiman Marcus Group Ltd. LLC, DIP Term Loan First Lien
(ICE LIBOR USD 1 Month + 12.75%), 10.89%, 10/7/2020‡(d)	3,762	3,839
(ICE LIBOR USD 3 Month + 1.12%), 1.12%, 10/31/2020‡(d)(o)	637	650
Neiman Marcus Group Ltd. LLC, Term Loan
(3-MONTH PRIME + 7.00%), 10.25%, 10/25/2023(d)	100	18
(3-MONTH PRIME + 7.50%), 10.75%, 10/25/2023(d)	7,293	1,344
Nestle Skin Health SA, 1st Lien Term Loan B (ICE LIBOR USD 6 Month + 4.25%), 5.32%, 10/1/2026(d)(o)	7,397	7,355
Nexstar Broadcasting, Inc., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 2.75%), 2.92%, 9/18/2026(d)(o)	1,050	1,020
Nielsen Finance LLC, 1st Lien Term Loan B-4 (ICE LIBOR USD 1 Month + 2.00%), 2.18%, 10/4/2023(d)	470	456

JPMorgan Income Builder Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2020 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Numericable US LLC, 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 3.69%), 3.86%, 1/31/2026(d)	1,088	1,062
Oryx Midstream Services LLC, 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 4.00%), 4.16%, 5/22/2026(d)	358	315
Pathway Vet Alliance, 1st Lien Term Loan (ICE LIBOR USD 1 Month + 4.00%), 4.18%, 3/31/2027(d)(o)	331	324
Pelican Products, Inc., 1st Lien Term Loan B (ICE LIBOR USD 3 Month + 3.50%), 4.50%, 5/1/2025(d)	355	331
Pelican Products, Inc., 2nd Lien Term Loan (ICE LIBOR USD 3 Month + 7.75%), 8.75%, 5/1/2026(d)	592	470
PetSmart, Inc., Term Loan B (ICE LIBOR USD 3 Month + 4.00%), 5.00%, 3/11/2022(d)	5,006	4,978
Petvet Care Centers LLC, 1st Lien Term Loan (ICE LIBOR USD 1 Month + 3.25%), 3.41%, 2/14/2025(d)	905	881
PG&E Corp., Exit Term Loan (ICE LIBOR USD 3 Month + 4.50%), 5.50%, 6/23/2025(d)(o)	720	711
Pike Corp., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 3.25%), 4.25%, 7/24/2026(d)	622	616
Plantronics, Inc., 1st Lien Term Loan (ICE LIBOR USD 1 Month + 2.50%; ICE LIBOR USD 3 Month + 2.50%), 2.78%, 7/2/2025(d)	5,186	4,757
Prestige Brands, Inc., 1st Lien Term Loan B-4 (ICE LIBOR USD 1 Month + 2.00%), 2.16%, 1/26/2024(d)	841	828
Prime Security Services Borrower LLC, 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 3.25%; ICE LIBOR USD 3 Month + 3.25%), 4.25%, 9/23/2026(d)	1,389	1,363
Project Boost Purchaser LLC, 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 3.50%), 3.66%, 6/1/2026(d)	407	389
Pure Fishing, Inc., 1st Lien Term Loan (ICE LIBOR USD 1 Month + 4.50%), 4.66%, 12/22/2025(d)	10,618	9,012
Qlik Technologies, Inc., 1st Lien Term Loan B (ICE LIBOR USD 3 Month + 3.50%), 4.50%, 4/26/2024(d)	346	336
Quest Software US Holdings, Inc., 1st Lien Term Loan (ICE LIBOR USD 3 Month + 4.25%), 4.51%, 5/16/2025(d)	542	528
Quidditch Acquisition, Inc., 1st Lien Cov-Lite Term Loan (ICE LIBOR USD 3 Month + 7.00%), 7.31%, 3/21/2025(d)	147	129
Rackspace Hosting, Inc., 1st Lien Term Loan B (ICE LIBOR USD 3 Month + 3.00%), 4.00%, 11/3/2023(d)	594	580
Red Ventures LLC, 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 2.50%), 2.66%, 11/8/2024(d)	335	321
Refinitiv US Holdings, Inc., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 3.25%), 3.41%, 10/1/2025(d)	1,684	1,671
Reynolds Consumer Products, Inc., 1st Lien Term Loan (ICE LIBOR USD 1 Month + 1.75%), 1.91%, 2/4/2027(d)	948	928
Reynolds Group Holdings, Inc., Term Loan (ICE LIBOR USD 1 Month + 2.75%), 2.91%, 2/5/2023(d)	3,220	3,151
Ring Container Technologies LLC, 1st Lien Term Loan (ICE LIBOR USD 1 Month + 2.75%), 2.91%, 10/31/2024(d)	338	327
RSA Securities LLC, 1st Lien Term Loan (ICE LIBOR USD 3 Month + 1.00%), 1.00%, 6/29/2027(d)(o)	412	408
Samsonite IP Holdings SARL, 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 1.75%), 1.91%, 4/25/2025(d)	408	381
Scientific Games International, Inc., 1st Lien Term Loan B-5 (ICE LIBOR USD 1 Month + 2.75%; ICE LIBOR USD 3 Month + 2.75%), 3.47%, 8/14/2024(d)	5,555	5,047

JPMorgan Income Builder Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2020 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Shutterfly, Inc., 1st Lien Term Loan B (ICE LIBOR USD 3 Month + 6.00%), 7.00%, 9/25/2026(d)	2,039	1,801
Sound Inpatient Physicians Holdings LLC, 1st Lien Term Loan (ICE LIBOR USD 1 Month + 2.75%), 2.91%, 6/27/2025(d)	400	386
SS&C Technologies Holdings, Inc., 1st Lien Term Loan B-3 (ICE LIBOR USD 1 Month + 1.75%), 1.91%, 4/16/2025(d)	455	440
SS&C Technologies Holdings, Inc., 1st Lien Term Loan B-4 (ICE LIBOR USD 1 Month + 1.75%), 1.91%, 4/16/2025(d)(o)	319	309
St George’s University Scholastic Services LLC, Term Loan B (ICE LIBOR USD 1 Month + 3.25%), 3.42%, 7/17/2025(d)(o)	1,349	1,328
Staples, Inc., 1st Lien Term Loan (ICE LIBOR USD 3 Month + 5.00%), 5.69%, 4/16/2026(d)(o)	1,843	1,582
Steinway Musical Instruments, Inc., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 3.75%), 4.75%, 2/14/2025(d)	3,814	3,623
Summit Materials LLC, Term Loan (ICE LIBOR USD 1 Month + 2.00%), 2.16%, 11/21/2024(d)	467	457
Sundyne, 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 4.25%), 5.25%, 3/17/2027(d)	575	525
Tenneco, Inc., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 3.00%), 3.16%, 10/1/2025(d)	632	546
Tennessee Merger Sub, Inc., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 2.75%), 3.75%, 2/6/2024(d)	968	765
Thyssenkrupp Elevator, 1st Lien Term Loan B (ICE LIBOR USD 3 Month + 4.25%), 4.25%, 6/30/2027(d)(o)	2,625	2,587
Titan Acquisition Ltd., 1st Lien Term Loan B (ICE LIBOR USD 3 Month + 3.00%), 3.36%, 3/28/2025(d)	6,972	6,416
Tivity Health, Inc., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 5.25%), 5.41%, 3/6/2026(d)	328	297
T-Mobile USA, Inc., 1st Lien Term Loan (ICE LIBOR USD 1 Month + 3.00%), 3.16%, 4/1/2027(d)	7,525	7,549
Trans Union LLC, 1st Lien Term Loan B-5 (ICE LIBOR USD 1 Month + 1.75%), 1.91%, 11/16/2026(d)	649	631
TransDigm Group, Inc., 1st Lien Term Loan E (ICE LIBOR USD 1 Month + 2.25%), 2.41%, 5/30/2025(d)	1,085	1,013
TransDigm Group, Inc., 1st Lien Term Loan F (ICE LIBOR USD 1 Month + 2.25%), 2.41%, 12/9/2025(d)	1,773	1,657
Trinseo Materials Operating SCA, 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 2.00%), 2.16%, 9/6/2024(d)	342	330
Tronox Finance LLC, 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 2.75%; ICE LIBOR USD 3 Month + 2.75%), 2.97%, 9/23/2024(d)	450	438
U.S. Renal Care, Inc., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 5.00%), 5.19%, 6/26/2026(d)(o)	4,158	4,063
UFC Holdings LLC, 1st Lien Term Loan (ICE LIBOR USD 3 Month + 3.25%), 4.25%, 4/29/2026(d)	2,790	2,707
Ultimate Software Group, 1st Lien Term Loan (ICE LIBOR USD 3 Month + 4.00%), 4.75%, 5/4/2026(d)(o)	870	870
United Natural Foods, Inc., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 4.25%), 4.41%, 10/22/2025(d)	2,441	2,368
USI, Inc., Term Loan (ICE LIBOR USD 3 Month + 3.00%), 3.31%, 5/16/2024(d)	547	528
Valeant Pharmaceuticals International, Inc., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 3.00%), 3.18%, 6/2/2025(d)	12,850	12,627
VICI Properties 1 LLC, 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 1.75%), 1.93%, 12/22/2024(d)	660	633
Viskase Cos., Inc., Initial Term Loan (ICE LIBOR USD 3 Month + 3.25%), 4.25%, 1/30/2021(d)	2,573	2,225

JPMorgan Income Builder Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2020 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
WestJet Airlines Ltd., 1st Lien Term Loan (ICE LIBOR USD 3 Month + 3.00%), 4.00%, 12/11/2026(d)	657	481
Whataburger, 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 2.75%), 2.92%, 7/31/2026(d)(o)	558	537
Windstream Corp., 1st Lien Term Loan B (1-MONTH PRIME + 5.00%), 8.25%, 3/29/2021(d)	1,385	828
WIRB Copernicus Group, Inc., 1st Lien term Loan B (ICE LIBOR USD 3 Month + 4.00%), 5.24%, 1/8/2027(d)(o)	995	983
WMG Acquisition Corp., 1st Lien Term Loan F (ICE LIBOR USD 1 Month + 2.13%), 2.29%, 11/1/2023(d)	2,020	1,980
XPO Logistics, Inc., Term Loan (ICE LIBOR USD 1 Month + 2.00%), 2.16%, 2/24/2025(d)	625	616
Zayo Group LLC, 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 3.00%), 3.16%, 3/9/2027(d)	3,411	3,309
Zekelman Industries, Inc., 1st Lien Term Loan (ICE LIBOR USD 1 Month + 2.00%), 2.43%, 1/24/2027(d)	683	664

		284,145

TOTAL LOAN ASSIGNMENTS (Cost $319,878)		294,286

COMMERCIAL MORTGAGE-BACKED SECURITIES — 2.2%
United States — 2.2%
BANK Series 2020-BN26, Class XA, IO, 1.36%, 3/15/2063(l)	41,833	3,858
Benchmark Mortgage Trust
Series 2018-B1, Class D, 2.75%, 1/15/2051‡(e)	975	695
Series 2019-B11, Class D, 3.00%, 5/15/2052‡(e)	4,000	3,085
BX Commercial Mortgage Trust
Series 2018-IND, Class E, 1.87%, 11/15/2035‡(e)(l)	455	451
Series 2020-BXLP, Class F, 2.17%, 12/15/2036‡(e)(l)	924	900
Series 2018-BIOA, Class D, 1.50%, 3/15/2037‡(e)(l)	6,000	5,812
Series 2020-VIV2, Class C, 3.66%, 3/9/2044(e)(l)	15,590	14,976
BXMT Ltd.
Series 2017-FL1, Class C, 2.13%, 6/15/2035‡(e)(l)	1,500	1,472
Series 2017-FL1, Class D, 2.88%, 6/15/2035‡(e)(l)	3,000	2,925
CAMB Commercial Mortgage Trust
Series 2019-LIFE, Class E, 2.32%, 12/15/2037‡(e)(l)	2,690	2,601
Series 2019-LIFE, Class G, 3.42%, 12/15/2037‡(e)(l)	2,420	2,285
CD Mortgage Trust Series 2017-CD5, Class D, 3.35%, 8/15/2050‡(e)	331	203
CFCRE Commercial Mortgage Trust Series 2016-C6, Class D, 4.21%, 11/10/2049‡(e)(l)	1,000	744
Citigroup Commercial Mortgage Trust
Series 2019-SMRT, Class D, 4.74%, 1/10/2036‡(e)(l)	2,500	2,549
Series 2019-PRM, Class E, 4.73%, 5/10/2036‡(e)(l)	2,750	2,693
Series 2015-P1, Class D, 3.23%, 9/15/2048‡(e)	2,500	1,842
Series 2016-C1, Class D, 4.95%, 5/10/2049‡(e)(l)	2,225	1,642
Series 2016-P6, Class D, 3.25%, 12/10/2049‡(e)	1,325	921
Series 2017-P7, Class B, 4.14%, 4/14/2050‡(l)	910	948
Commercial Mortgage Trust
Series 2020-CBM, Class F, 3.63%, 2/10/2037‡(e)(l)	2,750	2,203
Series 2014-CR15, Class C, 4.74%, 2/10/2047‡(l)	3,375	3,585
Series 2014-UBS5, Class D, 3.50%, 9/10/2047‡(e)	3,100	1,601
Series 2015-LC21, Class D, 4.34%, 7/10/2048‡(l)	450	346
Series 2016-CR28, Class D, 3.90%, 2/10/2049‡(l)	1,350	1,210
Credit Suisse Commercial Mortgage Trust Series 2007-C1, Class AM, 5.42%, 2/15/2040	25	24
Credit Suisse Mortgage Capital Certificates Series 2019-ICE4, Class D, 1.77%, 5/15/2036‡(e)(l)	4,500	4,393
CSAIL Commercial Mortgage Trust Series 2019-C15, Class C, 4.98%, 3/15/2052‡(l)	3,835	3,638
DBGS Mortgage Trust
Series 2018-BIOD, Class C, 1.12%, 5/15/2035‡(e)(l)	3,016	2,910
Series 2018-BIOD, Class D, 1.47%, 5/15/2035‡(e)(l)	6,033	5,833
FHLMC Series 2020-RR05, Class X, IO, 2.01%, 1/27/2029(l)	17,110	2,590

JPMorgan Income Builder Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2020 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
FHLMC, Multi-Family Structured Pass-Through Certificates
Series K033, Class X1, IO, 0.30%, 7/25/2023(l)	108,074	847
Series KC03, Class X1, IO, 0.49%, 11/25/2024(l)	64,983	1,194
Series K734, Class X3, IO, 2.17%, 7/25/2026(l)	13,025	1,343
Series KC04, Class X1, IO, 1.25%, 12/25/2026(l)	14,999	862
Series K082, Class X3, IO, 2.21%, 10/25/2028(l)	11,750	1,702
Series K084, Class X3, IO, 2.24%, 11/25/2028(l)	6,000	883
Series KL05, Class A2HG, 2.65%, 2/25/2029(l)	3,750	4,170
Series K094, Class X1, IO, 0.88%, 6/25/2029(l)	39,332	2,690
Series K090, Class X3, IO, 2.31%, 10/25/2029(l)	1,750	281
Series K105, Class X1, IO, 1.65%, 1/25/2030(l)	41,091	5,082
Series K723, Class X3, IO, 1.92%, 10/25/2034(l)	6,552	347
Series K716, Class X3, IO, 1.80%, 8/25/2042(l)	15,656	257
Series K054, Class X3, IO, 1.60%, 4/25/2043(l)	17,000	1,291
Series K067, Class X3, IO, 2.11%, 9/25/2044(l)	34,106	4,178
Series K727, Class X3, IO, 2.00%, 10/25/2044(l)	33,818	2,442
Series K068, Class X3, IO, 2.06%, 10/25/2044(l)	11,050	1,327
Series K059, Class X3, IO, 1.92%, 11/25/2044(l)	24,693	2,470
Series K729, Class X3, IO, 1.97%, 11/25/2044(l)	37,637	2,741
Series K728, Class X3, IO, 1.95%, 11/25/2045(l)	8,120	561
Series K071, Class X3, IO, 2.01%, 11/25/2045(l)	5,000	602
Series K087, Class X3, IO, 2.32%, 1/25/2046(l)	18,300	2,755
Series K088, Class X3, IO, 2.35%, 2/25/2047(l)	11,130	1,791
Series K092, Class X3, IO, 2.25%, 5/25/2047(l)	21,150	3,330
Series K094, Class X3, IO, 2.12%, 7/25/2047(l)	14,206	2,151
Series K108, Class X3, IO, 3.61%, 4/25/2048(l)	19,600	5,102
FNMA ACES
Series 2019-M21, Class X2, IO, 1.35%, 2/25/2031(l)	6,533	706
Series 2016-M4, Class X2, IO, 2.64%, 1/25/2039(l)	17,042	1,146
FREMF Mortgage Trust
Series 2015-KF09, Class B, 5.51%, 5/25/2022(e)(l)	111	110
Series 2015-KF10, Class B, 6.26%, 7/25/2022(e)(l)	405	402
Series 2017-KF31, Class B, 3.06%, 4/25/2024(e)(l)	1,322	1,288
Series 2017-KF32, Class B, 2.71%, 5/25/2024(e)(l)	2,321	2,197
Series 2017-KF38, Class B, 2.66%, 9/25/2024(e)(l)	1,482	1,424
Series 2018-K731, Class C, 3.93%, 2/25/2025(e)(l)	2,000	2,060
Series 2018-KF47, Class B, 2.16%, 5/25/2025(e)(l)	5,056	4,789
Series 2018-KF49, Class B, 2.06%, 6/25/2025(e)(l)	502	475
Series 2019-KF58, Class B, 2.31%, 1/25/2026(e)(l)	2,231	2,110
Series 2019-KC03, Class B, 4.37%, 1/25/2026(e)(l)	2,304	2,363
Series 2019-KF62, Class B, 2.21%, 4/25/2026(e)(l)	2,140	2,012
Series 2019-K736, Class C, 3.76%, 7/25/2026(e)(l)	965	994
Series 2017-KF33, Class B, 2.71%, 6/25/2027(e)(l)	610	577
Series 2017-KF40, Class B, 2.86%, 11/25/2027(e)(l)	1,701	1,615
Series 2018-KF43, Class B, 2.31%, 1/25/2028(e)(l)	2,683	2,506
Series 2018-KF50, Class B, 2.06%, 7/25/2028(e)(l)	680	623
Series 2018-K82, Class B, 4.13%, 9/25/2028(e)(l)	1,460	1,657
Series 2019-KF59, Class B, 2.51%, 2/25/2029(e)(l)	3,967	3,684
Series 2019-KG01, Class B, 4.16%, 4/25/2029(e)(l)	3,090	2,905
Series 2019-KF63, Class B, 2.51%, 5/25/2029(e)(l)	4,710	4,398
Series 2019-KF73, Class B, 2.61%, 11/25/2029(e)(l)	5,000	4,710
Series 2017-K67, Class C, 3.94%, 9/25/2049(e)(l)	730	762
Series 2017-K729, Class B, 3.67%, 11/25/2049(e)(l)	1,400	1,483
Series 2017-K63, Class C, 3.87%, 2/25/2050(e)(l)	1,380	1,446
Series 2017-K65, Class B, 4.07%, 7/25/2050(e)(l)	5,365	6,003
Series 2017-K71, Class B, 3.75%, 11/25/2050(e)(l)	1,280	1,417
Series 2017-K71, Class C, 3.75%, 11/25/2050(e)(l)	1,065	1,110
Series 2018-K72, Class B, 3.99%, 12/25/2050(e)(l)	3,000	3,350
Series 2019-K87, Class B, 4.32%, 1/25/2051(e)(l)	3,600	4,120
Series 2019-K87, Class C, 4.32%, 1/25/2051(e)(l)	2,000	2,118

JPMorgan Income Builder Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2020 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Series 2018-K74, Class B, 4.09%, 2/25/2051(e)(l)	2,445	2,752
Series 2018-K75, Class B, 3.98%, 4/25/2051(e)(l)	1,235	1,381
Series 2019-K103, Class C, 3.45%, 12/25/2051(e)(l)	400	406
Series 2019-K88, Class C, 4.38%, 2/25/2052(e)(l)	3,750	3,989
Series 2019-K94, Class C, 3.97%, 7/25/2052(e)(l)	2,000	2,065
Series 2020-K737, Class B, 3.30%, 1/25/2053(e)(l)	1,000	1,055
Series 2020-K737, Class C, 3.30%, 1/25/2053(e)(l)	1,470	1,458
Series 2019-K96, Class B, 3.81%, 8/25/2056(e)(l)	1,915	2,125
GNMA
Series 2012-44, IO, 0.23%, 3/16/2049(l)	11,851	64
Series 2015-86, IO, 0.68%, 5/16/2052(l)	22,698	829
Series 2013-7, IO, 0.33%, 5/16/2053(l)	61,892	1,130
Series 2012-89, IO, 0.50%, 12/16/2053(l)	13,171	195
Series 2014-186, IO, 0.70%, 8/16/2054(l)	18,231	657
Series 2013-178, IO, 0.56%, 6/16/2055(l)	5,205	104
Series 2015-33, IO, 0.71%, 2/16/2056(l)	14,535	591
Series 2015-59, IO, 0.93%, 6/16/2056(l)	5,429	245
Series 2015-172, IO, 0.78%, 3/16/2057(l)	5,127	220
Series 2016-40, IO, 0.69%, 7/16/2057(l)	18,262	775
Series 2016-157, IO, 0.92%, 11/16/2057(l)	20,069	1,268
Series 2016-71, Class QI, IO, 0.95%, 11/16/2057(l)	107,900	6,459
Series 2016-155, IO, 0.83%, 2/16/2058(l)	30,564	1,933
Series 2016-151, IO, 1.06%, 6/16/2058(l)	80,087	5,417
Series 2017-54, IO, 0.62%, 12/16/2058(l)	14,701	785
Series 2017-86, IO, 0.78%, 5/16/2059(l)	4,965	279
Series 2017-148, IO, 0.65%, 7/16/2059(l)	18,441	905
Series 2017-69, IO, 0.80%, 7/16/2059(l)	2,549	148
Series 2019-53, Class IA, IO, 0.75%, 6/16/2061(l)	13,662	993
Series 2020-28, IO, 0.86%, 11/16/2061(l)	16,072	1,211
Series 2020-23, IO, 0.79%, 4/16/2062(l)	25,240	1,843
GS Mortgage Securities Trust
Series 2006-GG8, Class AJ, 5.62%, 11/10/2039	1,769	1,198
Series 2013-GC12, Class E, 3.25%, 6/10/2046‡(e)	800	487
Series 2013-GC12, Class D, 4.45%, 6/10/2046‡(e)(l)	750	564
Series 2015-GC34, Class D, 2.98%, 10/10/2048‡	1,380	930
Series 2017-GS5, Class D, 3.51%, 3/10/2050‡(e)(l)	900	672
JPMBB Commercial Mortgage Securities Trust Series 2013-C17, Class D, 4.89%, 1/15/2047‡(e)(l)	1,250	1,018
KNDL Mortgage Trust Series 2019-KNSQ, Class E, 1.97%, 5/15/2036‡(e)(l)	2,040	1,970
LB Commercial Mortgage Trust Series 2007-C3, Class AJ, 5.91%, 7/15/2044(l)	335	331
LB-UBS Commercial Mortgage Trust
Series 2006-C6, Class AJ, 5.45%, 9/15/2039‡(l)	4,032	2,324
Series 2007-C6, Class AJ, 6.25%, 7/15/2040(l)	2,918	2,806
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2012-C5, Class G, 4.50%, 8/15/2045‡(e)	1,500	1,167
Series 2014-C15, Class D, 4.91%, 4/15/2047‡(e)(l)	365	293
Morgan Stanley Capital I Trust
Series 2018-MP, Class D, 4.28%, 7/11/2040‡(e)(l)	730	635
Series 2006-T23, Class D, 6.19%, 8/12/2041‡(e)(l)	1,723	1,735
Series 2007-HQ11, Class B, 5.54%, 2/12/2044‡(l)	53	52
Series 2006-HQ8, Class D, 5.60%, 3/12/2044‡(l)	241	241
Series 2019-L2, Class D, 3.00%, 3/15/2052‡(e)	4,075	2,659
Series 2019-L2, Class E, 3.00%, 3/15/2052‡(e)	2,575	1,405
Series 2020-HR8, Class XA, IO, 1.97%, 7/15/2053(l)	32,650	4,862
Multifamily Connecticut Avenue Securities Trust Series 2019-01, Class M7, 1.87%, 10/15/2049‡(e)(l)	568	530
Velocity Commercial Capital Loan Trust
Series 2018-2, Class A, 4.05%, 10/26/2048(e)(l)	5,850	5,993
Series 2018-2, Class M2, 4.51%, 10/26/2048‡(e)(l)	313	305
Series 2018-2, Class M3, 4.72%, 10/26/2048‡(e)(l)	451	429
Wells Fargo Commercial Mortgage Trust Series 2019-C52, Class XA, IO, 1.62%, 8/15/2052(l)	3,977	435

JPMorgan Income Builder Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2020 (Unaudited) (continued)

Investments		Principal Amount ($000)	Value ($000)
WFRBS Commercial Mortgage Trust Series 2014-C22, Class D, 3.90%, 9/15/2057(e)(l)		3,005	2,254

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $290,368)			272,471

CONVERTIBLE BONDS — 1.6%
Australia — 0.1%
DEXUS Finance Pty. Ltd. REIT, 2.30%, 6/19/2026(b)	AUD	6,000	4,016
Glencore Funding LLC Zero Coupon, 3/27/2025(b)		3,000	2,599

			6,615

Cameroon — 0.0%(a)
Golar LNG Ltd. 2.75%, 2/15/2022		1,886	1,537

China — 0.2%
China Conch Venture Holdings International Ltd. Zero Coupon, 9/5/2023(b)	HKD	25,000	3,505
CRRC Corp. Ltd. Zero Coupon, 2/5/2021(b)		2,000	1,965
Harvest International Co. Zero Coupon, 11/21/2022(b)	HKD	26,000	3,560
Huazhu Group Ltd.
0.38%, 11/1/2022		1,288	1,299
3.00%, 5/1/2026(e)		2,400	2,518
Lenovo Group Ltd. 3.38%, 1/24/2024(b)		3,189	3,265
Momo, Inc. 1.25%, 7/1/2025		4,850	3,904
Weibo Corp. 1.25%, 11/15/2022		3,985	3,771

			23,787

France — 0.0%(a)
Orpar SA Zero Coupon, 6/20/2024(b)	EUR	3,400	4,138

Germany — 0.0%(a)
MTU Aero Engines AG 0.05%, 3/18/2027(b)	EUR	2,000	2,072

Singapore — 0.0%(a)
CapitaLand Ltd. 2.95%, 6/20/2022(b)	SGD	5,000	3,633

South Africa — 0.0%(a)
Remgro Jersey GBP Ltd. 2.63%, 3/22/2021(b)	GBP	2,800	3,580

United Arab Emirates — 0.1%
Borr Drilling Ltd. 3.88%, 5/23/2023(b)		1,200	300
DP World plc 1.75%, 6/19/2024(b)		6,400	6,346

			6,646

United Kingdom — 0.1%
Barclays Bank plc
Zero Coupon, 2/4/2025		1,975	2,348
Zero Coupon, 2/18/2025		2,025	2,091
TechnipFMC plc 0.88%, 1/25/2021(b)	EUR	1,700	1,975

			6,414

United States — 1.1%
Ares Capital Corp.
3.75%, 2/1/2022		4,716	4,727
4.63%, 3/1/2024		2,550	2,600
BlackRock Capital Investment Corp. 5.00%, 6/15/2022		2,580	2,541
BlackRock TCP Capital Corp. 4.63%, 3/1/2022		2,536	2,504
BofA Finance LLC 0.25%, 5/1/2023		2,670	2,636
Colony Capital, Inc. REIT, 5.00%, 4/15/2023		3,721	3,423
CyberArk Software Ltd. Zero Coupon, 11/15/2024(e)		4,642	4,774
DISH Network Corp.
2.38%, 3/15/2024		9,116	8,356
3.38%, 8/15/2026		3,235	2,978
Ensco Jersey Finance Ltd. 3.00%, 1/31/2024		5,700	485
FireEye, Inc. Series B, 1.63%, 6/1/2035		6,958	6,681
Five9, Inc. 0.50%, 6/1/2025(e)		2,500	2,881
Hercules Capital, Inc. 4.38%, 2/1/2022		3,031	2,980
Jazz Investments I Ltd. 1.88%, 8/15/2021		642	630
LendingTree, Inc. 0.50%, 7/15/2025(e)		2,630	2,737
Liberty Interactive LLC
4.00%, 11/15/2029		6,966	4,937
3.75%, 2/15/2030		320	227
1.75%, 9/30/2046(e)		2,426	4,024
Live Nation Entertainment, Inc. 2.00%, 2/15/2025(e)		4,900	4,237
Macquarie Infrastructure Corp. 2.00%, 10/1/2023		4,269	3,842
Meritor, Inc. 3.25%, 10/15/2037		2,491	2,567
MFA Financial, Inc. REIT, 6.25%, 6/15/2024		3,869	3,516
Oasis Petroleum, Inc. 2.63%, 9/15/2023		865	99
Okta, Inc. 0.38%, 6/15/2026(e)		5,190	6,077

JPMorgan Income Builder Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2020 (Unaudited) (continued)

Investments		Principal Amount ($000)	Value ($000)
Pluralsight, Inc. 0.38%, 3/1/2024		4,910	4,530
Redwood Trust, Inc. REIT, 4.75%, 8/15/2023		2,632	2,334
RingCentral, Inc. Zero Coupon, 3/1/2025(e)		5,460	5,982
RWT Holdings, Inc. 5.75%, 10/1/2025(e)		1,340	1,117
Sixth Street Specialty Lending, Inc. 4.50%, 8/1/2022		959	977
Spirit Realty Capital, Inc. REIT, 3.75%, 5/15/2021		3,821	3,838
Starwood Property Trust, Inc. REIT, 4.38%, 4/1/2023		3,788	3,644
SunPower Corp. 0.88%, 6/1/2021		3,183	3,000
Supernus Pharmaceuticals, Inc. 0.63%, 4/1/2023		2,705	2,440
Twitter, Inc.
1.00%, 9/15/2021		5,359	5,279
0.25%, 6/15/2024		5,494	5,686
VEREIT, Inc. REIT, 3.75%, 12/15/2020		2,552	2,552
Vishay Intertechnology, Inc. 2.25%, 6/15/2025		3,329	3,192
Vonage Holdings Corp. 1.75%, 6/1/2024		5,210	5,281
Whiting Petroleum Corp. 1.25%, 4/1/2020(j)		974	170
Zillow Group, Inc. 1.50%, 7/1/2023		4,291	4,914

			135,395

TOTAL CONVERTIBLE BONDS (Cost $201,219)			193,817

FOREIGN GOVERNMENT SECURITIES — 1.5%
Angola — 0.0%(a)
Republic of Angola
9.50%, 11/12/2025(b)		1,570	1,428
8.00%, 11/26/2029(e)		1,550	1,288
9.13%, 11/26/2049(b)		1,800	1,472

			4,188

Argentina — 0.0%(a)
Argentine Republic
6.88%, 4/22/2021(j)		580	261
6.88%, 1/26/2027(j)		810	340
5.88%, 1/11/2028(j)		2,958	1,242
8.28%, 12/31/2033(j)		1,486	752
6.88%, 1/11/2048(j)		1,160	477
7.13%, 6/28/2117(j)		852	351

			3,423

Bahrain — 0.1%
Kingdom of Bahrain
7.00%, 1/26/2026(b)		620	695
7.00%, 10/12/2028(b)		1,400	1,565
6.00%, 9/19/2044(b)		1,850	1,821
7.50%, 9/20/2047(b)		1,410	1,573

			5,654

Belarus — 0.0%(a)
Republic of Belarus 6.20%, 2/28/2030(b)		400	384

Brazil — 0.1%
Federative Republic of Brazil
4.25%, 1/7/2025		880	949
4.50%, 5/30/2029		1,130	1,214
8.25%, 1/20/2034		585	807
5.63%, 1/7/2041		1,450	1,643
5.00%, 1/27/2045		1,230	1,302

			5,915

Chile — 0.0%(a)
Republic of Chile
3.86%, 6/21/2047		500	639
3.50%, 1/25/2050		600	732

			1,371

Colombia — 0.1%
Republic of Colombia
4.50%, 1/28/2026		350	390
3.88%, 4/25/2027		690	751
7.38%, 9/18/2037		1,000	1,461
6.13%, 1/18/2041		950	1,277
5.00%, 6/15/2045		1,370	1,693
5.20%, 5/15/2049		670	859

			6,431

Costa Rica — 0.0%(a)
Republic of Costa Rica
4.38%, 4/30/2025(b)		200	184
7.00%, 4/4/2044(b)		1,100	980

			1,164

Croatia — 0.0%(a)
Republic of Croatia 6.00%, 1/26/2024(b)		1,290	1,497

Dominican Republic — 0.1%
Dominican Republic Government Bond
7.50%, 5/6/2021(b)		173	180
5.88%, 4/18/2024(b)		760	795
5.50%, 1/27/2025(b)		510	528
6.88%, 1/29/2026(b)		600	660
9.75%, 6/5/2026(e)	DOP	47,550	793
5.95%, 1/25/2027(b)		780	824
7.45%, 4/30/2044(b)		1,580	1,780
6.85%, 1/27/2045(b)		1,200	1,265
6.50%, 2/15/2048(b)		1,250	1,272
5.88%, 1/30/2060(e)		880	839

			8,936

Egypt — 0.1%
Arab Republic of Egypt
5.75%, 5/29/2024(e)		750	758
7.50%, 1/31/2027(b)		1,180	1,229
7.60%, 3/1/2029(e)		1,090	1,109
7.05%, 1/15/2032(e)		880	832
7.63%, 5/29/2032(e)		750	733
8.50%, 1/31/2047(b)		1,049	1,035
8.70%, 3/1/2049(e)		1,620	1,597

JPMorgan Income Builder Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2020 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
8.15%, 11/20/2059(e)	1,050	975

		8,268

El Salvador — 0.0%(a)
Republic of El Salvador
7.75%, 1/24/2023(b)	620	608
5.88%, 1/30/2025(b)	650	589
6.38%, 1/18/2027(b)	1,250	1,107
7.65%, 6/15/2035(b)	700	624
7.12%, 1/20/2050(b)	2,100	1,735

		4,663

Ethiopia — 0.0%(a)
Federal Democratic Republic of Ethiopia 6.63%, 12/11/2024(b)	777	766

Gabon — 0.0%(a)
Gabonese Republic
6.38%, 12/12/2024(b)	646	634
6.95%, 6/16/2025(b)	300	294

		928

Ghana — 0.0%(a)
Republic of Ghana
7.88%, 3/26/2027(b)	360	351
7.63%, 5/16/2029(b)	560	519
10.75%, 10/14/2030(b)	1,325	1,580
8.63%, 6/16/2049(b)	1,790	1,578

		4,028

Guatemala — 0.0%(a)
Republic of Guatemala
4.50%, 5/3/2026(b)	655	701
6.13%, 6/1/2050(e)(g)	720	877

		1,578

Honduras — 0.0%(a)
Republic of Honduras 8.75%, 12/16/2020(b)	1,178	1,200

Hungary — 0.0%(a)
Hungary Government Bond 7.63%, 3/29/2041	952	1,654

Indonesia — 0.0%(a)
Republic of Indonesia
3.50%, 1/11/2028	670	736
6.75%, 1/15/2044(b)	650	1,001

		1,737

Iraq — 0.0%(a)
Republic of Iraq 6.75%, 3/9/2023(b)	950	905

Ivory Coast — 0.0%(a)
Republic of Cote d’Ivoire
5.75%, 12/31/2032(b)(i)	1,079	1,042
6.13%, 6/15/2033(b)	3,430	3,347

		4,389

Jamaica — 0.0%(a)
Jamaica Government Bond
8.00%, 3/15/2039	1,243	1,634
7.88%, 7/28/2045	550	716

		2,350

Jordan — 0.0%(a)
Hashemite Kingdom of Jordan 5.85%, 7/7/2030(e)(g)	780	779

Kazakhstan — 0.0%(a)
Republic of Kazakhstan 6.50%, 7/21/2045(b)	560	874

Kenya — 0.0%(a)
Republic of Kenya
6.88%, 6/24/2024(b)	2,663	2,697
8.00%, 5/22/2032(e)	1,360	1,341

		4,038

Lebanon — 0.0%(a)
Lebanese Republic
6.00%, 1/27/2023(b)(j)	1,250	215
6.65%, 4/22/2024(b)(j)	625	103
6.85%, 3/23/2027(b)(j)	2,639	428
6.65%, 11/3/2028(b)(j)	2,215	357
7.25%, 3/23/2037(b)(j)	492	84

		1,187

Mexico — 0.0%(a)
United Mexican States
5.55%, 1/21/2045	650	818
4.60%, 1/23/2046	610	679

		1,497

Mongolia — 0.0%(a)
State of Mongolia
10.88%, 4/6/2021(b)	480	500
5.13%, 12/5/2022(b)	903	908

		1,408

Morocco — 0.0%(a)
Kingdom of Morocco 5.50%, 12/11/2042(b)	1,000	1,261

Nigeria — 0.1%
Federal Republic of Nigeria
7.63%, 11/21/2025(b)	1,000	1,031
6.50%, 11/28/2027(b)	920	874
6.50%, 11/28/2027(e)	1,220	1,159
8.75%, 1/21/2031(b)	780	797
7.88%, 2/16/2032(b)	710	684
7.63%, 11/28/2047(e)	1,290	1,177
7.63%, 11/28/2047(b)	600	547

		6,269

Oman — 0.0%(a)
Sultanate of Oman Government Bond
4.75%, 6/15/2026(b)	1,100	1,025
5.38%, 3/8/2027(b)	1,320	1,251
6.00%, 8/1/2029(b)	1,180	1,120
6.50%, 3/8/2047(b)	340	300
6.75%, 1/17/2048(b)	1,770	1,565

		5,261

Pakistan — 0.0%(a)
Islamic Republic of Pakistan
8.25%, 4/15/2024(b)	930	971
8.25%, 9/30/2025(b)	550	579

		1,550

Panama — 0.1%
Republic of Panama
3.75%, 3/16/2025	1,050	1,161
3.88%, 3/17/2028	2,500	2,901
6.70%, 1/26/2036	1,150	1,766
4.50%, 5/15/2047	1,230	1,635

JPMorgan Income Builder Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2020 (Unaudited) (continued)

Investments		Principal Amount ($000)	Value ($000)
4.50%, 4/1/2056		810	1,089
3.87%, 7/23/2060		380	472

			9,024

Paraguay — 0.1%
Republic of Paraguay
4.70%, 3/27/2027(b)		2,020	2,295
6.10%, 8/11/2044(b)		2,130	2,830
5.60%, 3/13/2048(b)		350	442
5.40%, 3/30/2050(e)		950	1,183

			6,750

Peru — 0.0%(a)
Republic of Peru
4.13%, 8/25/2027		760	900
6.35%, 8/12/2028(b)	PEN	3,900	1,346
5.63%, 11/18/2050		750	1,278

			3,524

Philippines — 0.0%(a)
Republic of Philippines
10.63%, 3/16/2025		655	937
3.00%, 2/1/2028		1,100	1,229
7.75%, 1/14/2031		270	420
3.70%, 2/2/2042		1,430	1,744

			4,330

Poland — 0.0%(a)
Republic of Poland 3.25%, 4/6/2026		1,580	1,780

Qatar — 0.1%
State of Qatar
3.25%, 6/2/2026(b)		520	577
4.50%, 4/23/2028(b)		940	1,139
4.00%, 3/14/2029(e)		540	641
5.10%, 4/23/2048(b)		2,270	3,342
5.10%, 4/23/2048(e)		600	883
4.82%, 3/14/2049(b)		1,570	2,243
4.82%, 3/14/2049(e)		430	615

			9,440

Romania — 0.0%(a)
Romania Government Bond
4.38%, 8/22/2023(b)		1,010	1,088
6.13%, 1/22/2044(b)		810	1,106
5.13%, 6/15/2048(b)		730	903

			3,097

Russia — 0.1%
Russian Federation
4.88%, 9/16/2023(b)		400	444
12.75%, 6/24/2028(b)		1,390	2,402
5.10%, 3/28/2035(e)		2,600	3,250
5.88%, 9/16/2043(b)		3,400	4,814
5.25%, 6/23/2047(b)		800	1,094

			12,004

Saudi Arabia — 0.1%
Kingdom of Saudi Arabia
3.25%, 10/26/2026(b)		1,000	1,097
3.63%, 3/4/2028(b)		1,980	2,219
4.63%, 10/4/2047(b)		1,050	1,352
5.00%, 4/17/2049(b)		650	891

			5,559

Senegal — 0.0%(a)
Republic of Senegal 6.75%, 3/13/2048(e)		460	436

Serbia — 0.0%(a)
Republic of Serbia 7.25%, 9/28/2021(b)		1,190	1,266

South Africa — 0.0%(a)
Republic of South Africa
5.88%, 5/30/2022		750	792
4.30%, 10/12/2028		1,700	1,599
6.25%, 3/8/2041		2,500	2,461

			4,852

Sri Lanka — 0.0%(a)
Democratic Socialist Republic of Sri Lanka
5.88%, 7/25/2022(b)		710	598
6.13%, 6/3/2025(b)		200	153
6.85%, 11/3/2025(b)		996	760
6.20%, 5/11/2027(b)		1,050	769
6.75%, 4/18/2028(b)		2,600	1,902
7.55%, 3/28/2030(e)		660	485

			4,667

Tajikistan — 0.0%(a)
Republic of Tajikistan 7.13%, 9/14/2027(b)		800	685

Turkey — 0.1%
Republic of Turkey
3.25%, 3/23/2023		780	722
5.75%, 3/22/2024		1,390	1,329
5.60%, 11/14/2024		1,200	1,142
4.88%, 10/9/2026		900	802
5.13%, 2/17/2028		940	831
6.00%, 1/14/2041		1,040	865
4.88%, 4/16/2043		510	385

			6,076

Ukraine — 0.1%
Ukraine Government Bond
7.75%, 9/1/2020(b)		360	360
7.75%, 9/1/2022(b)		510	530
7.75%, 9/1/2023(b)		1,910	1,982
7.75%, 9/1/2024(b)		700	723
7.75%, 9/1/2025(b)		970	1,000
7.75%, 9/1/2026(b)		500	511
7.75%, 9/1/2027(b)		1,080	1,102
9.75%, 11/1/2028(b)		840	936
7.38%, 9/25/2032(b)		1,060	1,039

			8,183

United Arab Emirates — 0.1%
United Arab Emirates Government Bond
4.13%, 10/11/2047(b)		4,100	5,348
3.13%, 9/30/2049(b)		1,430	1,600

			6,948

Uruguay — 0.1%
Oriental Republic of Uruguay
4.38%, 10/27/2027		550	648
7.88%, 1/15/2033		1,060	1,677
7.63%, 3/21/2036		790	1,260
5.10%, 6/18/2050		2,700	3,783

JPMorgan Income Builder Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2020 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
4.98%, 4/20/2055	440	612

		7,980

Zambia — 0.0%(a)
Republic of Zambia 8.97%, 7/30/2027(b)	1,950	1,104

TOTAL FOREIGN GOVERNMENT SECURITIES (Cost $192,710)		193,258

	Shares (000)
PREFERRED STOCKS — 0.9%
United States — 0.9%
Allstate Corp. (The), Series H, 5.10%, 10/15/2024 ($25 par value)(q)	49	1,329
Bank of America Corp.,
Series CC, 6.20%, 1/29/2021 ($25 par value)(q)	4	115
Series GG, 6.00%, 5/16/2023 ($25 par value)(q)	145	3,957
Series HH, 5.88%, 7/24/2023 ($25 par value)(q)	109	3,010
Series HH, 5.88%, 7/24/2023 ($25 par value)(q)	12	330
Series KK, 5.38%, 6/25/2024 ($25 par value)(q)	49	1,347
Series LL, 5.00%, 9/17/2024 ($25 par value)(q)	49	1,325
Citigroup, Inc., Series S, 6.30%, 2/12/2021 ($25 par value)(q)	60	1,547
Claire’s Stores, Inc. *‡	3	5,128
Dominion Energy, Inc., Series A, 5.25%, 7/30/2076 ($25 par value)	51	1,324
Energy Transfer Operating LP, Series E, (ICE LIBOR USD 3 Month + 5.16%), 7.60%, 5/15/2024 ($25 par value)(d)(q)	255	4,857
GMAC Capital Trust I, Series 2, (ICE LIBOR USD 3 Month + 5.79%), 6.18%, 2/15/2040 ($25 par value)(d)	12	289
Goldman Sachs Group, Inc. (The), Series J, (ICE LIBOR USD 3 Month + 3.64%), 5.50%, 5/10/2023 ($25 par value)(d)(q)	25	671
Goodman Networks, Inc. *‡	64	1
MetLife, Inc., Series F, 4.75%, 3/15/2025 ($25 par value)(q)	99	2,549
Morgan Stanley,
Series I, (ICE LIBOR USD 3 Month + 3.71%), 6.38%, 10/15/2024 ($25 par value)(d)(q)	87	2,457
Series K, (ICE LIBOR USD 3 Month + 3.49%), 5.85%, 4/15/2027 ($25 par value)(d)(q)	419	11,979
MYT Holding Co., 10.00%, 6/7/2029(e)	2,731	2,444
NextEra Energy Capital Holdings, Inc., Series N, 5.65%, 3/1/2079 ($25 par value)	115	3,189
Northern Trust Corp., Series E, 4.70%, 1/1/2025 ($25 par value)(q)	62	1,690
Public Storage, Series L, REIT4.63%, 6/17/2025 ($25 par value)(q)	77	2,004
Regions Financial Corp., Series C, (ICE LIBOR USD 3 Month + 3.15%), 5.70%, 5/15/2029 ($25 par value)(d)(q)	60	1,597
SCE Trust II, 5.10%, 5/5/2020 ($25 par value)(q)	150	3,612
SCE Trust VI, 5.00%, 6/26/2022 ($25 par value)(q)	312	7,169
Sempra Energy, 5.75%, 7/1/2079 ($25 par value)	18	480
Southern Co. (The), Series 2020, 4.95%, 1/30/2080 ($25 par value)	160	4,192
State Street Corp., Series G, (ICE LIBOR USD 3 Month + 3.71%), 5.35%, 3/15/2026 ($25 par value)(d)(q)	43	1,223
Truist Financial Corp.,
Series F, 5.20%, 9/1/2020 ($25 par value)(q)	285	7,243
Series R, 4.75%, 9/1/2025 ($25 par value)(q)	260	6,552
US Bancorp, Series K, 5.50%, 10/15/2023 ($25 par value)(q)	137	3,771
Wells Fargo & Co.,
Series X, 5.50%, 9/15/2021 ($25 par value)(q)	16	413
Series Y, 5.63%, 6/15/2022 ($25 par value)(q)	164	4,249
Series Z, 4.75%, 3/15/2025 ($25 par value)(q)	688	16,785

TOTAL PREFERRED STOCKS (Cost $101,945)		108,828

JPMorgan Income Builder Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2020 (Unaudited) (continued)

Investments	Shares	Value ($000)
CONVERTIBLE PREFERRED STOCKS — 0.5%
United States — 0.5%
AMG Capital Trust II 5.15%, 10/15/2037 ($50 par value)	86	3,357
Bank of America Corp. Series L, 7.25% ($1,000 par value)	9	14,035
Broadcom, Inc. Series A, 8.00%, 9/30/2022 ($1,000 par value)	5	5,964
Bunge Ltd. 4.88% ($100 par value)	40	3,787
Dominion Energy, Inc. Series A, 7.25%, 6/1/2022 ($100 par value)	42	4,325
Energizer Holdings, Inc. Series A, 7.50%, 1/15/2022 ($100 par value)	26	2,633
Essential Utilities, Inc. 6.00%, 4/30/2022 ($50 par value)	34	2,015
International Flavors & Fragrances, Inc. 6.00%, 9/15/2021 ($50 par value)	88	4,011
NextEra Energy, Inc. 4.87%, 9/1/2022 ($50 par value)	105	5,788
Sempra Energy Series B, 6.75%, 7/15/2021 ($100 par value)	33	3,442
Stanley Black & Decker, Inc. Series C, 5.00%, 5/15/2021 ($1,000 par value)	3	4,048
Wells Fargo & Co. Series L, 7.50% ($1,000 par value)	10	13,957

TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $64,786)		67,362

	Principal Amount ($000)
MORTGAGE-BACKED SECURITIES — 0.5%
United States — 0.5%
FHLMC Gold Pools, 15 Year
Pool # G18569, 3.00%, 9/1/2030	1,882	1,979
FNMA UMBS, 20 Year
Pool # BM3100, 4.00%, 11/1/2037	3,854	4,207
Pool # CA1231, 3.50%, 2/1/2038	543	587
FNMA UMBS, 30 Year
Pool # AS4085, 4.00%, 12/1/2044	1,154	1,294
Pool # BM1909, 4.00%, 2/1/2045	6,915	7,774
Pool # AS7542, 3.50%, 7/1/2046	10,399	11,467
Pool # AS9403, 3.50%, 4/1/2047	531	590
Pool # FM1747, 3.50%, 8/1/2047	8,612	9,574
Pool # MA4018, 2.00%, 5/1/2050	3,075	3,183
Pool # MA4047, 2.00%, 6/1/2050	6,863	7,126
Pool # MA4055, 2.50%, 6/1/2050	4,751	4,989
Pool # MA4100, 2.00%, 8/1/2050	7,410	7,678
Pool # MA4096, 2.50%, 8/1/2050	1,000	1,050
FNMA, Other
Pool # AN5676, 3.25%, 6/1/2029	1,672	1,941
Pool # AN7633, 3.13%, 12/1/2032	1,863	2,178

TOTAL MORTGAGE-BACKED SECURITIES (Cost $62,776)		65,617

U.S. TREASURY OBLIGATIONS — 0.4%
U.S. Treasury Notes 2.50%, 1/31/2021(r)(Cost $54,333)	54,005	54,634

U.S. GOVERNMENT AGENCY SECURITIES — 0.1%
Israel — 0.1%
Israel Government AID Bond
4.50%, 1/30/2043	2,773	3,685
4.13%, 1/17/2048	1,966	2,539

TOTAL U.S. GOVERNMENT AGENCY SECURITIES (Cost $5,207)		6,224

	No. of Rights (000)
RIGHTS — 0.0%(a)
Portugal — 0.0%(a)
EDP — Energias de Portugal SA, expiring 8/6/2020*	359	37

Spain — 0.0%(a)
Cellnex Telecom SA, expiring 8/7/2020*	116	484

United States — 0.0%(a)
Vistra Corp., expiring 12/31/2049*‡	483	531

TOTAL RIGHTS (COST $—)		1,052

JPMorgan Income Builder Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2020 (Unaudited) (continued)

Investments	No. of Warrants (000)	Value ($000)
WARRANTS — 0.0%(a)
United States — 0.0%(a)
iHeartMedia Capital I LLC expiring 5/2/2039, price 1.00 USD*‡	108	700
Occidental Petroleum Corp. expiring 8/3/2027, price 22.00 USD*	5	31

TOTAL WARRANTS (Cost $1,929)		731

	Principal Amount ($000)
SUPRANATIONAL — 0.0%(a)
Supranational — 0.0%(a)
African Export-Import Bank (The) 4.13%, 6/20/2024(b)(Cost $590)	600	626

SHORT-TERM INVESTMENTS — 4.3%
COMMERCIAL PAPER — 0.0%(a)
Enbridge Energy Partners LP 0.80%, 9/14/2020(e)(Cost $85)	85	85

	Shares (000)
INVESTMENT COMPANIES — 2.9%
JPMorgan Prime Money Market Fund Class Institutional Shares, 0.22%(s)(t)	221,505	221,682
JPMorgan Prime Money Market Fund Class IM Shares, 0.30%(s)(t)	143,208	143,323

TOTAL INVESTMENT COMPANIES (Cost $364,826)		365,005

INVESTMENT OF CASH COLLATERAL FROM SECURITIES LOANED — 1.4%
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 0.40%(s)(t)	140,995	141,038
JPMorgan U.S. Government Money Market Fund Class IM Shares, 0.10%(s)(t)	31,278	31,278

TOTAL INVESTMENT OF CASH COLLATERAL FROM SECURITIES LOANED (Cost $172,314)		172,316

TOTAL SHORT-TERM INVESTMENTS (Cost $537,225)		537,406

Total Investments — 100.8% (Cost $12,078,209)		12,572,094
Liabilities in Excess of Other Assets — (0.8)%		(95,466)

Net Assets — 100.0%		12,476,628

Percentages indicated are based on net assets.

JPMorgan Income Builder Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2020 (Unaudited) (continued)

Summary of Investments by Industry, July 31, 2020

The following table represents the portfolio investments of the Fund by industry classifications as a percentage of total investments:

INDUSTRY	PERCENTAGE
Equity Real Estate Investment Trusts (REITs)	6.9%
Collateralized Mortgage Obligations	6.5
Banks	5.8
Diversified Telecommunication Services	4.5
Oil, Gas & Consumable Fuels	4.5
Convertible Bonds	4.3
Asset-Backed Securities	3.7
Pharmaceuticals	3.7
Electric Utilities	3.5
Media	3.2
Capital Markets	3.2
Health Care Providers & Services	2.8
Insurance	2.3
Semiconductors & Semiconductor Equipment	2.2
Commercial Mortgage-Backed Securities	2.2
Wireless Telecommunication Services	2.0
Hotels, Restaurants & Leisure	1.9
Chemicals	1.6
Foreign Government Securities	1.5
Specialty Retail	1.2
IT Services	1.2
Multi-Utilities	1.2
Machinery	1.2
Beverages	1.2
Technology Hardware, Storage & Peripherals	1.2
Food Products	1.1
Metals & Mining	1.1
Others (each less than 1.0%)	20.0
Short-Term Investments	4.3

JPMorgan Income Builder Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2020 (Unaudited) (continued)

Abbreviations

ABS	Asset-backed securities
ACES	Alternative Credit Enhancement Securities
ADR	American Depositary Receipt
AUD	Australian Dollar
CJSC	Closed Joint Stock Company
CLO	Collateralized Loan Obligations
CSMC	Credit Suisse Mortgage Trust
CVA	Dutch Certification
DIP	Debtor-in-Possession
DOP	Dominican Republic Peso
ELN	Equity-Linked Note
EUR	Euro
EURIBOR	Euro Interbank Offered Rate
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GBP	British Pound
GDR	Global Depositary Receipt
GNMA	Government National Mortgage Association
HB	High Coupon Bonds (a.k.a. “IOettes”) represent the right to receive interest payments on an underlying pool of mortgages with similar features as those associated with IO securities. Unlike IO’s the owner also has a right to receive a very small portion of principal. The high interest rates result from taking interest payments from other classes in the Real Estate Mortgage Investment Conduit trust and allocating them to the small principal of the HB class.
HKD	Hong Kong Dollar
ICE	Intercontinental Exchange
IF	Inverse Floaters represent securities that pay interest at a rate that increases (decreases) with a decline (incline) in a specified index or have an interest rate that adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the rate in effect as of July 31, 2020. The rate may be subject to a cap and floor.
IO	Interest Only represents the right to receive the monthly interest payments on an underlying pool of mortgage loans. The principal amount shown represents the par value on the underlying pool. The yields on these securities are subject to accelerated principal paydowns as a result of prepayment or refinancing of the underlying pool of mortgage instruments. As a result, interest income may be reduced considerably.
JSC	Joint Stock Company
LIBOR	London Interbank Offered Rate
OYJ	Public Limited Company
PEN	Peruvian Nuevo Sol
PJSC	Public Joint Stock Company
Preference	A special type of equity investment that shares in the earnings of the company, has limited voting rights, and may have a dividend preference. Preference shares may also have liquidation preference.
PT	Limited liability company
REIT	Real Estate Investment Trust
REMIC	Real Estate Mortgage Investment Conduit

JPMorgan Income Builder Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2020 (Unaudited) (continued)

RTS	Russian Trading System
SCA	Limited partnership with share capital
SGD	Singapore Dollar
SGPS	Holding company
SOFR	Secured Overnight Financing Rate
STRIPS	Separate Trading of Registered Interest and Principal of Securities. The STRIPS Program lets investors hold and trade individual interest and principal components of eligible notes and bonds as separate securities.
UMBS	Uniform Mortgage-Backed Securities
USD	United States Dollar

(a)	Amount rounds to less than 0.1% of net assets.
(b)	Security exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.
(c)	Security is perpetual and thus, does not have a predetermined maturity date. The coupon rate for this security is fixed for a period of time and may be structured to adjust thereafter. The date shown, if applicable, reflects the next call date. The coupon rate shown is the rate in effect as of July 31, 2020.
(d)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of July 31, 2020.
(e)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.
(f)	Security is an interest bearing note with preferred security characteristics.
(g)	The security or a portion of this security is on loan at July 31, 2020. The total value of securities on loan at July 31, 2020 is approximately $165,944,000.
(h)	Security has the ability to pay in kind (“PIK”) or pay income in cash. When applicable, separate rates of such payments are disclosed.
(i)	Step bond. Interest rate is a fixed rate for an initial period that either resets at a specific date or may reset in the future contingent upon a predetermined trigger. The interest rate shown is the current rate as of July 31, 2020.
(j)	Defaulted security.
(k)	Amount rounds to less than one thousand.
(l)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of July 31, 2020.
(m)	All or a portion of the security is a when-issued security, delayed delivery security, or forward commitment.
(n)	Loan assignments are presented by obligor. Each series or loan tranche underlying each obligor may have varying terms.
(o)	All or a portion of this security is unsettled as of July 31, 2020. Unless otherwise indicated, the coupon rate is undetermined. The coupon rate shown may not be accrued for the entire position.
(p)	Fund is subject to legal or contractual restrictions on the resale of the security.
(q)	The date shown reflects the next call date on which the issuer may redeem the security at par value. The coupon rate for this security is based on par value and is in effect as of July 31, 2020.

JPMorgan Income Builder Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2020 (Unaudited) (continued)

(r)	All or a portion of this security is deposited with the broker as initial margin for futures contracts.
(s)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(t)	The rate shown is the current yield as of July 31, 2020.
*	Non-income producing security.
‡	Value determined using significant unobservable inputs.

JPMorgan Income Builder Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2020 (Unaudited) (continued)

Futures contracts outstanding as of July 31, 2020 (amounts in thousands, except number of contracts):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
EURO STOXX 50 Index	1,717	09/2020	EUR	64,074	1,323
FTSE 100 Index	5	09/2020	GBP	384	(20)
MSCI Emerging Markets E-Mini Index	649	09/2020	USD	34,705	3,599
U.S. Treasury 10 Year Note	13,809	09/2020	USD	1,933,908	18,066

					22,968

Short Contracts
Foreign Exchange GBP/USD	(3,336)	09/2020	USD	(273,010)	(10,219)
S&P 500 E-Mini Index	(392)	09/2020	USD	(63,994)	(4,731)

					(14,950)

					8,018

Abbreviations
EUR	Euro
FTSE	Financial Times and the London Stock Exchange
GBP	British Pound
MSCI	Morgan Stanley Capital International
USD	United States Dollar

A. Valuation of Investments — Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

J.P. Morgan Investment Management Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.

A market-based approach is primarily used to value the Fund’s investments. Investments for which market quotations are not readily available are fair valued by approved affiliated and/or unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”) or may be internally fair valued using methods set forth by the valuation policies approved by the Board. This may include the use of related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information for the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and such differences could be material.

Fixed income instruments are valued based on prices received from Pricing Services. The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.

JPMorgan Income Builder Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2020 (Unaudited) (continued)

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date.

Certain foreign equity instruments are valued by applying international fair value factors provided by an approved Pricing Service. The factors seek to adjust the local closing price for movements of local markets post-closing, but prior to the time the NAVs are calculated.

Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.

Futures contracts are generally valued on the basis of available market quotations.

See the table on “Quantitative Information about Level 3 Fair Value Measurements” for information on the valuation techniques and inputs used to value level 3 securities held by the Fund at July 31, 2020.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Asset-Backed Securities
Cayman Islands	$—	$—	$1,822	$1,822
United States	—	183,739	282,648	466,387

Total Asset-Backed Securities	—	183,739	284,470	468,209

Collateralized Mortgage Obligations
Bermuda	—	—	5,345	5,345
United States	—	673,237	133,955	807,192

Total Collateralized Mortgage Obligations	—	673,237	139,300	812,537

Commercial Mortgage-Backed Securities
United States	—	197,568	74,903	272,471
Common Stocks
Australia	—	100,291	—	100,291
Austria	1,017	2,774	—	3,791
Belgium	—	22,544	—	22,544
Brazil	20,096	—	—	20,096
Canada	97,121	—	—	97,121
Cayman Islands	—	—	22	22
Chile	2,317	—	—	2,317
China	—	183,183	—	183,183
Czech Republic	—	2,128	—	2,128
Denmark	—	19,852	—	19,852
Finland	—	19,836	—	19,836
France	—	118,540	—	118,540
Germany	—	104,098	—	104,098
Hong Kong	—	59,994	—	59,994
India	16,626	51,141	—	67,767
Indonesia	—	24,026	—	24,026
Ireland	—	3,164	—	3,164
Italy	—	48,827	—	48,827
Japan	—	164,175	—	164,175
Macau	—	10,295	—	10,295
Mexico	25,908	—	—	25,908
Netherlands	—	32,241	—	32,241
New Zealand	—	3,610	2,330	5,940
Norway	—	10,810	—	10,810
Peru	2,354	—	—	2,354
Portugal	—	5,840	—	5,840
Russia	20,176	34,537	—	54,713
Saudi Arabia	—	11,469	—	11,469
Singapore	—	26,724	—	26,724
South Africa	7,371	13,936	—	21,307
South Korea	4,330	57,023	—	61,353
Spain	1,557	95,903	—	97,460
Sweden	656	29,181	—	29,837
Switzerland	—	129,825	—	129,825
Taiwan	89,375	87,768	—	177,143
Thailand	—	8,216	—	8,216
United Kingdom	22,882	211,035	—	233,917
United States	2,139,249	—	2,489	2,141,738

Total Common Stocks	2,451,035	1,692,986	4,841	4,148,862

Convertible Bonds	—	193,817	—	193,817
Convertible Preferred Stocks
United States	64,005	3,357	—	67,362
Corporate Bonds
Argentina	—	1,988	—	1,988
Australia	—	22,968	—	22,968
Austria	—	1,315	—	1,315
Azerbaijan	—	4,463	—	4,463
Bahrain	—	1,248	—	1,248
Belarus	—	717	—	717
Belgium	—	13,597	—	13,597
Brazil	—	3,811	—	3,811
Canada	—	161,373	—	161,373
Cayman Islands	—	3,406	—	3,406
Chile	—	3,377	—	3,377
China	—	2,644	—	2,644
Colombia	—	3,178	—	3,178
Costa Rica	—	788	—	788
Denmark	—	1,072	—	1,072
Finland	—	5,640	—	5,640
France	—	75,364	—	75,364
Germany	—	18,044	—	18,044
Guatemala	—	1,160	—	1,160
Hungary	—	1,001	—	1,001
India	—	877	—	877
Indonesia	—	8,963	—	8,963
Ireland	—	19,626	—	19,626
Italy	—	23,197	—	23,197
Japan	—	11,346	—	11,346
Kazakhstan	—	6,265	—	6,265
Luxembourg	—	59,230	—	59,230
Mexico	—	11,237	—	11,237
Morocco	—	2,444	—	2,444
Netherlands	—	28,799	—	28,799
Norway	—	4,764	—	4,764
Panama	—	677	—	677
Peru	—	5,260	—	5,260
Qatar	—	2,503	—	2,503
South Africa	—	1,910	—	1,910
South Korea	—	3,557	—	3,557
Spain	—	8,770	—	8,770
Sweden	—	1,024	—	1,024
Switzerland	—	73,180	—	73,180
Trinidad and Tobago	—	1,628	—	1,628
Turkey	—	647	—	647
United Arab Emirates	—	4,665	—	4,665
United Kingdom	—	110,502	—	110,502
United States	—	4,089,768	9	4,089,777

Total Corporate Bonds	—	4,807,993	9	4,808,002

Equity-Linked Notes	—	538,172	—	538,172
Foreign Government Securities	—	193,258	—	193,258
Loan Assignments
Canada	—	7,497	—	7,497
France	—	2,644	—	2,644
United States	—	274,841	9,304	284,145

Total Loan Assignments	—	284,982	9,304	294,286

Mortgage-Backed Securities	—	65,617	—	65,617
Preferred Stocks
United States	101,255	2,444	5,129	108,828
Rights
Portugal	37	—	—	37
Spain	484	—	—	484
United States	—	—	531	531

Total Rights	521	—	531	1,052

Supranational	—	626	—	626
U.S. Government Agency Securities	—	6,224	—	6,224
U.S. Treasury Obligations	—	54,634	—	54,634
Warrants
United States	31	—	700	731
Short-Term Investments
Commercial Paper	—	85	—	85
Investment Companies	365,005	—	—	365,005
Investment of cash collateral from securities loaned	172,316	—	—	172,316
Total Short-Term Investments	537,321	85	—	537,406

Total Investments in Securities	$3,154,168	$8,898,739	$519,187	$12,572,094

Appreciation in Other Financial Instruments
Futures Contracts	$22,988	$—	$—	$22,988

Depreciation in Other Financial Instruments
Futures Contracts	$(14,970)	$—	$—	$(14,970)

The following is a summary of investments for which significant unobservable inputs (level 3) were used in determining fair value (amounts in thousands):

	Balance as of October 31, 2019	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Net accretion (amortization)	Purchases[1]	Sales[2]	Transfers into Level 3	Transfers out of Level 3	Balance as of July 31, 2020
Investments in Securities
Asset-Backed Securities — Cayman Islands	$10,743	$(375)	$374	$1	$—	(8,921)	$—	$—	$1,822
Asset-Backed Securities — United States	357,064	126	(8,551)	820	18,962	(102,131)	21,926	(5,568)	282,648
Collateralized Mortgage Obligations — Bermuda	6,680	—	(337)	—	—	(998)	—	—	5,345
Collateralized Mortgage Obligations — United States	104,140	— (a)	(8,662)	13	60,543	(4,910)	15,061	(32,230)	133,955
Commercial Mortgage-Backed Securities — Cayman Islands	2,992	(141)	8	—	—	(2,859)	—	—	—
Commercial Mortgage-Backed Securities — United States	139,275	(5,908)	(12,283)	41	7,258	(57,365)	6,369	(2,484)	74,903
Common Stocks — Cayman Islands	25	—	(3)	—	—	—	—	—	22
Common Stocks — New Zealand	1,488	—	842	—	—	—	—	—	2,330
Common Stocks — United States	3,022	—	(332)	—	76	(277)	—	—	2,489
Corporate Bonds — United States	11	411	(1)	—	—	(412)	—	—	9
Loan Assignments — United States	1,842	708	419	43	8,912	(2,620)	—	—	9,304
Preferred Stocks — United States	4,230	—	899	—	—	—	—	—	5,129
Rights — United States	432	—	99	—	—	—	—	—	531
Warrants — United States	1,482	—	(782)	—	—	—	—	—	700

Total	$633,426	$(5,179)	$(28,310)	$918	$95,751	$(180,493)	$43,356	$(40,282)	$519,187

[1]	Purchases include all purchases of securities and securities received in corporate actions.
[2]	Sales include all sales of securities, maturities, paydowns and securities tendered in corporate actions.
(a)	Amount rounds to less than one thousand.

The changes in net unrealized appreciation (depreciation) attributable to securities owned at July 31, 2020, which were valued using significant unobservable inputs (level 3) amounted to approximately $(25,673,000).

There were no significant transfers into or out of level 3 for the period ended July 31, 2020.

Quantitative Information about Level 3 Fair Value Measurements #

(Amounts in thousands)

	Fair Value at July 31, 2020		Valuation Technique(s)	Unobservable Input	Range (Weighted Average) (a)
	$—	(b)	Market Comparable Companies	EBITDA Multiple (c)	5.0x (5.0x)
				Liquidity Discount	30.00% (30.00%)

Common Stock	—	(b)

	1		Market Comparable Companies	EBITDA Multiple (c)	5.0x (5.0x)
				Liquidity Discount	30.00% (30.00%)

Preferred Stock	1

	—	(d)	Pending Distribution	Discount for Potential Outcome (e)	100.00% (100.00%)

Corporate Bond	—	(d)

	282,398		Discounted Cash Flow	Constant Prepayment Rate	0.00% - 35.00% (8.79%)
				Constant Default Rate	0.00% - 10.30% (2.18%)
				Yield (Discount Rate of Cash Flows)	1.25% - 20.81% (3.19%)

Asset-Backed Securities	282,398

	135,535		Discounted Cash Flow	Constant Prepayment Rate	0.00% - 30.00% (20.74%)
				Constant Default Rate	0.00% - 4.00% (0.17%)
				Yield (Discount Rate of Cash Flows)	1.77% - 9.34% (4.97%)

Collateralized Mortgage Obligations	135,535

	70,506		Discounted Cash Flow	Constant Prepayment Rate	0.00% - 100.00% (1.04%)
				Constant Default Rate	0.00% - 5.00% (0.05%)
				Yield (Discount Rate of Cash Flows)	(19.88)% - 199.00% (11.90%)

Commercial Mortgage-Backed Securities	70,506

	97		Pending Distribution	Expected Recovery	50.00% (50.00%)

Loan Assignments	97

Total	$488,537

#

The table above does not include level 3 investments that are valued by brokers and pricing services. At July 31, 2020, the value of these investments was approximately $30,650,000. The inputs for these investments are not readily available or cannot be reasonably estimated and are generally those inputs described in Note A.

(a)	Unobservable inputs were weighted by the relative fair value of the instruments.
(b)	Senior-ranking securities in the issuing entity capital structure result in this security being valued at zero.
(c)	Represents amounts used when the reporting entity has determined that market participants would take into account such multiples when pricing the investments.
(d)	Value is zero.
(e)	Represents amounts used when the reporting entity has determined that market participants would take into account discounts, as applicable, when pricing the investments.

The significant unobservable inputs used in the fair value measurement of the Fund’s investments are listed above. Generally, a change in the assumptions used in any input in isolation may be accompanied by a change in another input. Significant changes in any of the unobservable inputs may significantly impact the fair value measurement. The impact is based on the relationship between each unobservable input and the fair value measurement. Significant increases (decreases) in the yield and default rate may decrease (increase) the fair value measurement. A significant change in the prepayment rate (Constant Prepayment Rate or PSA Prepayment Model) may decrease or increase the fair value measurement.

B. Investment Transactions with Affiliates — The Fund invested in Underlying Funds which are advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuers listed in the table below to be affiliated issuers. Underlying Funds’ distributions may be reinvested into the Underlying Funds. Reinvestment amounts are included in the purchase cost amounts in the table below. Amounts in the table below are in thousands.

For the period ended July 31, 2020
Security Description	Value at October 31, 2019	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at July 31, 2020	Shares at July 31, 2020	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class IM Shares, 0.30%(a)(b)	$83,862	$793,567	$734,108	$1	$1	$143,323	143,208	$670	$—
JPMorgan Prime Money Market Fund Class Institutional Shares, 0.22%(a)(b)	607,894	3,759,975	4,146,482	188	107	221,682	221,505	3,437	—
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 0.40%(a)(b)	—	523,000	382,000	36	2	141,038	140,995	1,590	—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 0.10%(a)(b)	—	579,111	547,833	—	—	31,278	31,278	191	—

Total	$691,756	$5,655,653	$5,810,423	$225	$110	$537,321		$5,888	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of July 31, 2020.